PROSPECTUS

                                  May 28, 2002

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I

This prospectus describes a single premium immediate variable annuity contract offered to individuals within groups. The minimum initial premium is $20,000. Additional premium is not accepted. Please read this prospectus carefully before investing and keep it for future reference.

The description of the contract in this prospectus is fully applicable to your certificate and the word "contract" includes any such certificate.

The contract is available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans, and as a non-qualified contract funded with money from any source.

The contract provides several options for annuity payments beginning on the Income Start Date. You select the annuity option at the time of purchase and annuity payments must begin within 12 months of the Contract Date.

The contract has 21 investment options to which you can allocate your money - 20 variable investment options and one fixed investment option. You may allocate your money to up to 9 options. The fixed investment option is part of our general account and, if chosen, each of your annuity payments will generally be the same amount. If you select a variable annuity payment, the periodic payments will change depending on the investment performance of the portfolios you select. You bear the investment risk. The variable investment options are portfolios of The Universal Institutional Funds, Inc. ("Universal Funds") managed by Morgan Stanley Investment Management, Inc. and the Vanguard Variable Insurance Fund ("Vanguard Funds") managed by The Vanguard Group.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (877) 299-1724 or write to us at AIG Life Insurance Company, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal or reduced income. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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                                TABLE OF CONTENTS
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DEFINITIONS..................................................................

SUMMARY OF THE CONTRACT......................................................

FEE TABLES...................................................................

CONDENSED FINANCIAL INFORMATION..............................................

INVESTMENT OPTIONS...........................................................

CHARGES AND DEDUCTIONS.......................................................

THE CONTRACT.................................................................

ANNUITY PAYMENTS.............................................................

ACCESS TO YOUR MONEY.........................................................

DEATH BENEFIT................................................................

PERFORMANCE..................................................................

TAXES........................................................................

OTHER INFORMATION............................................................

FINANCIAL STATEMENTS.........................................................

APPENDIX A - CONDENSED FINANCIAL INFORMATION.................................

APPENDIX B - ANNUITY PAYMENT ILLUSTRATIONS...................................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.....................
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                                   DEFINITIONS
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We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Annuitant - The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. The Annuitant is usually the owner of the contract, but in some circumstances the owner may not be the Annuitant. Certain annuity options under the contract permit a Joint Annuitant.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Start Date.

Assumed Investment Return - The net investment return that will cause variable annuity payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable annuity payments.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Date - The date your contract is issued and becomes effective.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of variable annuity payments changes. Income Change Dates occur as specified in your contract.

Income Start Date - The date on which annuity payments begin. You choose this date when you purchase the contract. It must be the first day of a month and cannot be later than 12 months after the Contract Date.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.
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                             SUMMARY OF THE CONTRACT
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The summary provides a brief overview of the significant features of the contract. You can find additional information later in the prospectus, in the SAI, and in the contract. The prospectus applies principally to the variable investment options and related aspects of the contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose

The single premium immediate variable annuity contract provides annuity payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant. You may select from a number of annuity payment options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

Type of Contract

If you are eligible, you may purchase the contract as an individual retirement annuity ("IRA") with contributions rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, or IRAs. You may also purchase the contract as a non-tax qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a contract is $20,000. We reserve the right to reject payments in excess of limits we establish from time to time. In general, we will not issue a contract to anyone who is over age 80, but reserve the right to increase or decrease that age.

The Investment Options

On your application you may allocate your premium to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, twenty of which are offered under the contract. Each of the twenty subaccounts invests exclusively in shares of a specific portfolio of the Universal Funds or the Vanguard Funds. The portfolios currently offered are:

Universal Funds

Equity Growth Portfolio                        Money Market Portfolio
Core Plus Fixed Income Portfolio               Technology Portfolio
International Magnum Portfolio                 Value Portfolio
Mid Cap Growth Portfolio

Vanguard Funds

Money Market Portfolio
Short Term Corporate Portfolio
Total Bond Market Index Portfolio
High Yield Bond Portfolio
Balanced Portfolio
Equity Income Portfolio
Diversified Value Portfolio
Equity Index Portfolio
MidCap Index Portfolio

Growth Portfolio
Small Company Growth Portfolio
International Portfolio
REIT Index Portfolio

Allocating part or all of your premium to a subaccount means you have elected to be paid, at least in part, by a variable annuity. The amount of your variable annuity payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your premium to the general account and receive a fixed annuity payment. Under this option, the periodic amount you receive will not change, unless you make a partial withdrawal as permitted by certain annuity options we may offer.

Charges and Deductions

The company does not deduct a sales load from your premium, but does deduct the following charges in connection with the contract. For additional information, see "Charges and Deductions."

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.

Premium Tax Charge. We assess a premium tax charge as compensation for any premium tax we incur related to the contract. We deduct the charge from your premium if we incur or will incur a premium tax. We reserve the right to deduct this charge when due or at anytime thereafter.

Other Expenses. The management fees and other expenses of the portfolios are paid by the portfolios and are reflected in the net asset values of the portfolios' shares.

Right to Examine Contract

You may cancel your contract within ten days after receiving it (or longer if your state requires). We will refund your premium, adjusted for investment performance, except in those states that require a return of premium without regard to investment performance.

Contacting the Company

You can contact us by writing to AIG Life Insurance Company, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801, or calling (877) 299-1724.
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                                   FEE TABLES
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Maximum Owner Transaction Expenses

Sales Load ........................................................         None
Transfer Fee (after twelve in a Contract Year)(1) .................         $ 10

Variable Account Annual Expenses (as a percentage of average account value)

Maximum Mortality and Expense Risk Charge .........................        1.25%

(1) We do not currently impose a charge on transfers among the subaccounts or to the fixed account although we reserve the right to impose a fee of $10 per transfer after the first 12 transfers during a Contract Year.
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                            Annual Portfolio Expenses
       After Waivers/Reimbursement (as a percentage of average net assets)

The table below shows historical expenses after waivers and/or reimbursements, if applicable, for Universal Funds' and Vanguard Funds' fiscal year ended December 31, 2001. Current expenses may vary.

                                        Management Other      Total Annual
                                        Fees       Expenses   Portfolio Expenses
Universal Funds (1)

Equity Growth Portfolio                   0.49%      0.36%        0.85%
Core Plus Fixed Income Portfolio          0.39%      0.31%        0.70%
International Magnum Portfolio            0.62%      0.54%        1.16%
Mid Cap Growth Portfolio                  0.41%      0.64%        1.05%
Money Market Portfolio                    0.21%      0.34%        0.55%
Technology Portfolio                      0.66%      0.51%        1.17%
Value Portfolio                           0.47%      0.38%        0.85%

Vanguard Funds

Money Market Portfolio                    0.15%      0.03%        0.18%
Short Term Corporate Portfolio            0.16%      0.05%        0.21%
Total Bond Market Index Portfolio         0.19%      0.03%        0.22%
High Yield Bond Portfolio                 0.24%      0.04%        0.28%
Balanced Portfolio                        0.28%      0.02%        0.30%
Equity Income Portfolio                   0.29%      0.03%        0.32%
Diversified Value Portfolio               0.43%      0.05%        0.48%
Equity Index Portfolio                    0.16%      0.02%        0.18%
MidCap Index Portfolio                    0.24%      0.06%        0.30%
Growth Portfolio                          0.36%      0.03%        0.39%
Small Company Growth Portfolio            0.47%      0.04%        0.51%
International Portfolio                   0.34%      0.09%        0.43%
REIT Index Portfolio                      0.29%      0.10%        0.39%

(1) Annual portfolio expenses for the following Universal portfolios before waivers and reimbursement by Morgan Stanley Investment Management for the year ended December 31, 2001, were as follows:

                                        Management Other      Total Annual
                                        Fees       Expenses   Portfolio Expenses

Equity Growth Portfolio                   0.55%      0.36%        0.91%
Core Plus Fixed Income Portfolio          0.40%      0.31%        0.71%
International Magnum Portfolio            0.80%      0.54%        1.34%
Mid Cap Growth Portfolio                  0.75%      0.64%        1.39%
Money Market Portfolio                    0.30%      0.34%        0.64%
Technology Portfolio                      0.80%      0.51%        1.31%
Value Portfolio                           0.55%      0.38%        0.93%

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                         CONDENSED FINANCIAL INFORMATION
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Historical accumulation unit values are contained in Appendix A.

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                               INVESTMENT OPTIONS
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Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to new premium or transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one portfolio for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds and Their Portfolios

The Universal Funds and the Vanguard Funds are mutual funds registered with the SEC. They have additional portfolios that are not available under the contract. Their investment managers, Morgan Stanley and The Vanguard Group, respectively may compensate us for providing administrative services in connection with the portfolios offered under the contract. Such compensation will be paid from the investment managers' assets.

You should carefully read prospectus for each of the funds. before investing. They contain detailed information regarding management of the portfolios, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

Universal Funds

Equity Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign large capitalization companies that are listed on U.S. exchanges or traded in U.S. markets. The Portfolio invests primarily in companies with market capitalizations of $10 billion or more that the investment adviser believes exhibit strong earnings growth.

Core Plus Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years.

International Magnum Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries. EAFE countries include most nations in Western Europe, Australia, New Zealand, and the more developed nations in Asia such as Hong Kong, and Singapore. In seeking to achieve this goal, the investment adviser uses a combination of strategic geographic asset allocation and fundamental stock selection.

Mid Cap Growth Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in growth oriented equity securities of U.S. mid cap companies and, to a lesser extent, foreign companies. The portfolio's investment adviser selects issuers from a universe comprised of mid cap companies, most with market capitalizations of generally less than $35 billion.

Money Market Portfolio seeks to maximize current income and preserve capital while maintaining high levels of liquidity. The portfolio's investment advisers seek to maximize current income and preserve capital while maintaining liquidity by investing in money market instruments with effective maturities of 397 days or less. The portfolio's investment advisers seek to maintain a share price of $1.00 per share.

Technology Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies that its adviser expects will benefit from their involvement in technology and technology-related industries. The portfolios investment adviser seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and by investing primarily in companies the investment adviser believes are positioned to benefit materially from these trends.

Value Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities. The portfolio invests primarily in common stocks of companies with capitalizations generally greater than $2.5 billion. The portfolio focuses on stocks that it believes are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index.

Vanguard Funds

The Money Market Portfolio seeks to provide income while maintaining liquidity and a stable share price of $1. The portfolio invests in high-quality, short term, money market instruments, such as securities backed by the full faith and credit of the U.S. Government, securities issued by U.S. Government agencies, or obligations issued by corporations and financial institutions.

The Short-Term Corporate Portfolio seeks to provide a high level of income and to preserve contract owner's principal. The portfolio invests mainly in high quality, short- term and intermediate- term bonds issued by corporations. At least 80% of the portfolio's net assets will be invested in corporate investments

The Total Bond Market Index Portfolio] seeks to provide a higher level of income by attempting to match the performance of a broad market-weighted bond index (the Lehman Aggregate Bond Index). The portfolio invests at least 80% of its total assets in bonds represented in the index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics and risks are similar to those in the Index.

The High Yield Bond Portfolio seeks to provide a high level of income. The portfolio invests mainly in a diversified group of high-yielding, higher-risk corporate bonds with medium and lower range credit quality ratings, commonly known as 'junk bonds'. The portfolio will invest at least 80% of its net assets in bonds that are rated BBB or below by Moody's Investors Service, Inc. or Baa or below by Standard & Poor's Corporation. The portfolio emphasizes higher credit quality within the 80% basket.

The Balanced Portfolio seeks to conserve capital and to provide moderate, long-term growth of capital and income. The portfolio invests 60% to 70% of its assets in dividend paying and, to a lesser extent, non-dividend paying common stocks of established large and medium- size companies that, in the adviser's opinion, are undervalued but have prospects to improve. The remaining 30% to 40% of assets are invested primarily in high quality, intermediate- and long- term corporate bonds, with some exposure to U.S. Treasury, government agency, and mortgage- backed bonds.

The Equity Income Portfolio seeks to provide a relatively high level of current income and the potential for long-term growth of capital and income. The portfolio invests mainly in common stocks of well-established companies that pay relatively high levels of dividend income and have the potential for capital appreciation.

The Diversified Value Portfolio seeks to provide long term growth of capital. As a secondary objective, the portfolio seeks to provide some dividend income. The portfolio invests mainly in common stocks of large and medium size companies whose stocks are considered by the adviser to be undervalued and out of favor with investors.

The Equity Index Portfolio seeks to provide long-term growth of capital and income by attempting to match the performance of a broad-based market index of stocks of large U.S. companies. The portfolio employs a passively managed, or index, approach by holding all the stocks in the S & P 500 Index in roughly the same proportion to their weightings in the Index.

The MidCap Index Portfolio seeks to provide long term growth of capital by attempting to match the performance of a broad based market index of stocks of medium- size U.S. corporations. The portfolio employs a passively managed or index approach by holding all the stocks in the S & P MidCap 400 Index in roughly the same proportion to their weightings in the Index.

The Growth Portfolio seek to provide long term growth of capital. The portfolio invests mainly in large- capitalization stocks of seasoned U.S. companies with above-average earnings growth and reasonable stock prices.

The Small Company Growth Portfolio seeks to provide long term growth of capital. The portfolio invests mainly in the stocks of smaller companies (market value of less than $1-2 billion at the time of purchase). These companies are considered by the advisers to have above average prospects for growth but often provide little or no dividend income.

The International Portfolio seeks to provide long- term growth of capital. The portfolio invests in the stocks of seasoned companies located outside the United States.

The REIT Index Portfolio seeks to provide a high level of income and moderate long-term growth of capital. The portfolio invests at least 98% of its assets in the stocks of real estate investment trusts (REITs), which own office buildings, hotels, shopping centers and other properties. The remaining assets are invested in cash investments. The portfolio employs a passively managed or index approach by holding a mix of securities that seeks to match the performance of the Morgan Stanley REIT Index, a benchmark of U.S. REITs. Holdings of the index, and thus of the portfolio, are weighted according to each stock's market capitalization.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of contract owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the annuity payments you receive will be unaffected by investment performance.

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                             CHARGES AND DEDUCTIONS
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Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%. The charge compensates us for the expenses of administering the contract, for assuming the risk that we will have to make annuity payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Premium Taxes

We will deduct from your premium any premium tax imposed on us by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 1% of premium for qualified contracts and from 0% to 3.5% of premium for non-qualified contracts. In addition, some local governments may also levy a premium tax. These taxes are deducted from your premium in determining the amount of income.

Income Taxes

Although we do not currently deduct any charge for income taxes or federal deferred acquisition cost taxes (also referred to as DAC taxes) attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectus for the Universal Funds and are summarized in the fee table.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. We may also vary the initial monthly annuity rate per $1 of premium. Any variation in charges under the contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

      (1)   the size and nature of the group;

      (2)   the total amount of premium we expect to receive from the group;

      (3) any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

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                                  THE CONTRACT
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General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides income in the form of annuity payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, the amount of the variable annuity payments will depend on the investment performance of the portfolios you select.

The contract also has a fixed investment option that is part of our general account. Each annuity payment from the fixed portion of your contract will be for the same amount and will not vary with investment performance. However, a fixed annuity payment will vary according to any partial withdrawal you make as permitted by certain annuity options we may offer.

Purchasing a Contract

The minimum investment for both qualified and non-qualified contracts is $20,000. We may refuse any premium. In general, we will not issue a contract to anyone who is over age 80, but we reserve the right to lower or increase this age for new contracts.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your premium among the investment options. At the time of application, we must receive your premium before the contract will be effective. We will issue your contract and allocate your premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you authorize us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to us at AIG Life Insurance Company, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. You will receive the value of your contract calculated on the day we receive your request, which may be more or less than the money you invested. No charges will be deducted, however, you bear the investment risk during that time.

In certain states, or if you purchase your contract as an individual retirement annuity, we may be required to return your premium if you cancel your contract during the right to examine period.

Transfers Among Investment Options

You can transfer a portion of your premium that is allocated to provide variable annuity payments and reallocate them among the investment options by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract Year. You may not make transfers from the fixed investment option to a variable investment option, but you may make transfers from the variable investment options to the fixed investment option or to other variable investment options.

The minimum amount you can transfer is $50 per month of income. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the Universal Funds or the Vanguard Funds will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time. In particular, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Universal Funds or the Vanguard Funds and increase transaction costs, we reserve the right to reject telephone exchange requests placed by any one person on behalf of more than one contract and require that they be submitted by U.S. mail.

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                                ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic annuity payments. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

You select the Income Start Date, which must be the first day of a month within 12 months after the Contract Date. In addition, annuity payments must begin by the Annuitant's 80th birthday. If a state requires that annuity payments begin prior to such date, we must comply with those requirements.

We will make annuity payments to you as the Annuitant unless, in the case of non-qualified contracts only, you designate another person to receive them. In that case, you must notify us in writing at least fifteen days before the Income Start Date. You will remain fully responsible for any taxes related to the annuity payments.

Annuity Options

The contract offers the five annuity options described below. We may make other annuity options available subject to our discretion. If your annuity payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

Option 1 - Life Annuity

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity With A Guaranteed Number of Years

Under this option, we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Survivor Annuity

Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive.

Option 4 - Joint and Survivor Annuity With A Guaranteed Number of Years

Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make annuity payments for the life of the Annuitant, and for as long thereafter, as the Joint Annuitant is alive. However, the amount of the annuity payments made to the Joint Annuitant, will be a percentage of the amount that was payable while the Annuitant was alive

Option 5 - Life Annuity With Cash Refund

Under this option, we will make annuity payments as long as the Annuitant is alive. If the Annuitant dies before receiving aggregate annuity payments at least equal to the premium paid less any premium tax, the difference will be paid to the beneficiary in a lump sum.

Annuity Units

Upon receiving your single premium, we calculate the number of Annuity Units associated with each annuity payment as determined by our currently used annuity rate factors. The Annuity Unit value for each portfolio will vary from one Valuation Period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first annuity payment:

o the portion of the premium allocated to provide variable annuity payments and the Assumed Investment Return;

o the portion of the premium allocated to provide fixed annuity payments and prevailing fixed interest rates;

o     the age and sex of the Annuitant (and Joint Annuitant, if any);

o     the annuity option selected;

o     the frequency of annuity payments;

o     the deduction of applicable premium taxes; and

o     the time period from the Contract Date to the Income Start Date.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable annuity payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable annuity payment as follows. The portion of the first annuity payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable annuity payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

o     If you transfer value from one investment option to another.

o If you select a joint and survivor annuity option with a guaranteed number of years, upon the first to die after the guaranteed period ends.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable annuity payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable annuity payments will remain level until the next Income Change Date. Subsequent variable annuity payments may be more or less than the previously calculated variable annuity payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the annuity payments provided by the portion of the premium allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the portfolio expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects annuity payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups.

A higher AIR will result in a larger initial payment, but future increases in the annuity payment will be smaller than with a lower AIR. If net performance for a year (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable annuity payment will not change. If net performance is less than the AIR, annuity payments will decrease. If net performance is more than the AIR, annuity payments will increase. For example, payments based on a 5% AIR would mean a higher initial payment, but payments would increase more slowly in a rising market and decline more rapidly in a falling market. Payments based on a 3.5% AIR would mean a lower initial payment, but payments would increase more rapidly in a rising market and decline more slowly in a falling market.

================================================================================
                              ACCESS TO YOUR MONEY
================================================================================

Generally

Depending on the annuity option you select and whether you are the Annuitant, you may receive annuity payments according to the annuity option you select.

Deferment of Payments

We may delay making fixed payments from your contract for up to six months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your contract or processing transfer requests for an undetermined period of time when:

o the New York Stock Exchange is closed (other than weekend and holiday closings);

o     trading on the New York Stock Exchange is restricted;

o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

o     the SEC by order so permits for the protection of investors.

================================================================================
                                  DEATH BENEFIT
================================================================================

Death Prior to Income Start Date

If no Annuitant or Joint Annuitant is alive on the Income Start Date, the contract will be canceled and we will pay you a refund equal to your premium adjusted for any investment performance and any accumulated interest.

If your contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the contract. Payments will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the annuity option in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================================
                                   PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the portfolio share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying portfolio level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the portfolio level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

      (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================================
                                      TAXES
================================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. Not all of the information we have included may be applicable to your contract (for example, information relating to partial withdrawals and surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the portfolios, please see the funds prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

X     Individual Retirement Annuities ("IRAs");
X     Roth IRAs;
X Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");
X     Keogh Plans; and
X Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions In General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as annuity payments, as a withdrawal, or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income. This additional tax does not apply:

o in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

o     where the taxpayer is age 59 1/2 or older;

o     where payment is made on account of death;

o     where the payment is made on account of the taxpayer's disability;

o where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

o     in some cases, upon separation from service on or after age 55; or

o     certain other limited circumstances.

Withdrawals Where Income Start Date Is After Age 59 1/2 -- No 10% Tax Penalty Applies

Where the Income Start Date is after age 59 1/2, the 10% penalty tax will not apply because of the age 59 1/2 exception described above.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Partial Withdrawal Or Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a partial withdrawal from or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a partial withdrawal from or full surrender of the contract. You should also contact your tax adviser before taking partial withdrawals or surrenders.

         Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000 from a traditional IRA (non-Roth IRA). Since this is a qualified contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a regular IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includible in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and they are not subject to required distributions. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Tax Treatment of Distributions -- Non-Qualified Contracts

General

For annuity payments, generally a portion of each payment will be considered a return of your premium and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable annuity payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your premium payment has been recovered tax-free, the full amount of subsequent annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity contract, the taxable portion is the amount received in excess of the remaining investment in the contract.

Partial Withdrawal - Taxed as Ordinary Income First

As a general rule, partial withdrawals will be taxed to the extent of earnings on the contract and only amounts in excess of earnings will be treated as withdrawal of your investment in the contract, which is generally not subject to taxation.

         Example: Individual A's contract is worth $100,000 and A has remaining investment in the contract of $80,000 when he makes a partial withdrawal of $30,000. In this case, $20,000 would be subject to income taxes in the year of withdrawal and the remaining $10,000 would be treated as a tax-free return of basis.

A Partial Withdrawal or Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception Applies

If a taxable distribution is made under the contract, an additional tax of 10% of the amount of the taxable distribution may apply. This additional tax does not apply where:

o the payment is made under an immediate annuity contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period;

o the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

o     the taxpayer is age 59 1/2 or older;

o     the payment is made on account of the taxpayer's disability;

o     the payment is made on account of death;

o     and in certain other circumstances.

It should be noted that a partial withdrawal or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a partial withdrawal or full surrender of the contract. You should also seek the advice of your tax adviser.

         Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios.

If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on annuity payments, partial withdrawals, and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders or partial withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================================
                                OTHER INFORMATION
================================================================================

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to contract owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes a group single premium immediate variable annuity contract. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Income Start Date, you have a voting interest in each portfolio in whose corresponding subaccount you have value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Income Start Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Distribution of the Contract

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York 10270 acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of AIG. We will not pay any commission to entities that sell the contract. Payments may be made for services not directly related to the sale of the contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

There are no pending legal proceedings that, in our judgment, are material with respect to the variable account.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Financial statements of AIG Life Insurance Company and the variable account are included in the SAI, which may be obtained without charge by calling (877) 299-1724 or writing to AIG Life Insurance Company, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. The financial statements have also filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                   APPENDIX A
================================================================================

                         CONDENSED FINANCIAL INFORMATION
                     AIG RETIREMENT GOLD VARIABLE ACCOUNT I
                            ACCUMULATION UNIT VALUES

                                                                          2001
                                                                          ----
MORGAN STANLEY
MORGAN STANLEY EQUITY GROWTH PORTFOLIO
      Accumulation Unit Value
         Beginning of Period
         End of Period                                                     10.49
      Accum Units o/s @ end of period                                   4,332.52
MORGAN STANLEY FIXED INCOME PORTFOLIO
      Accumulation Unit Value
         Beginning of Period
         End of Period                                                      9.90
      Accum Units o/s @ end of period                                   4,212.49
MORGAN STANLEY TECHNOLOGY PORTFOLIO
      Accumulation Unit Value
         Beginning of Period
         End of Period                                                     11.19
      Accum Units o/s @ end of period                                   1,993.06
MORGAN STANLEY VALUE PORTFOLIO
      Accumulation Unit Value
         Beginning of Period
         End of Period                                                     10.74
      Accum Units o/s @ end of period                                     307.10

================================================================================
                                    APPENDIX
================================================================================

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable annuity payments under the contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 6%, 6.78%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 6%, 6.78%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the portfolios' management fees and operating expenses at an annual rate of approximately 0.53% of the average daily net assets of the portfolios. Actual fees and expenses of the portfolios associated with your contract may be more or less than 0.53%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly annuity payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 0.53% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.78%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single premium payment is allocated to a variable annuity option. The second assumes that 50% of the single premium payment is allocated to a fixed annuity option using the fixed crediting rate we offered on the fixed annuity option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single premium payment has been allocated to the fixed annuity option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments use an assumed investment return of 5% per year. Thus, actual performance greater than 5% per year will result in increasing annuity payments and actual performance less than 5% per year will result in decreasing annuity payments. We may offer alternative assumed investment returns. Fixed annuity payments remain constant. Initial monthly annuity payments under a fixed annuity option are generally higher than initial payments under a variable annuity option.

These tables show the monthly annuity payments for several hypothetical constant assumed investment returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly annuity payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an annuity option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

ANNUITY PAYMENT ILLUSTRATION
(100% VARIABLE)

Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration:  $675.60

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

    Payment     Calendar      Attained    Gross:       0.00%       6.78%       6.00%       8.00%       10.00%       12.00%
      Year          Year           Age      Net:      -1.78%       5.00%       4.22%       6.22%        8.22%       10.22%
--------------------------------------------------------------------------------------------------------------------------
           1         2000            65             $675.60     $675.60     $675.60     $675.60    $  675.60    $  675.60
           2         2001            66              631.98      675.60      670.58      683.45       696.32       709.19
           3         2002            67              591.17      675.60      665.60      691.39       717.67       744.44
           4         2003            68              553.00      675.60      660.66      699.42       739.68       781.45
           5         2004            69              517.29      675.60      655.75      707.55       762.36       820.30
          10         2009            74              370.50      675.60      631.75      749.62       886.65     1,045.51
          15         2014            79              265.36      675.60      608.63      794.20     1,031.20     1,332.56
          20         2019            84              190.06      675.60      586.36      841.42     1,199.32     1,698.40

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the portfolios selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

ANNUITY PAYMENT ILLUSTRATION
(50% VARIABLE/50% FIXED)

Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $373.82. The monthly guaranteed payment of $373.82 is being provided by the $50,000 applied under the fixed annuity option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

    Payment     Calendar      Attained    Gross:      0.00%       6.78%       6.00%       8.00%       10.00%        12.00%
      Year          Year           Age      Net:     -1.78%       5.00%       4.22%       6.22%        8.22%        10.22%
--------------------------------------------------------------------------------------------------------------------------
           1         2000            65            $711.62     $711.62     $711.62     $711.62      $711.62     $  711.62
           2         2001            66             689.81      711.62      709.11      715.54       721.98        728.41
           3         2002            67             669.40      711.62      706.62      719.52       732.66        746.04
           4         2003            68             650.32      711.62      704.15      723.53       743.66        764.55
           5         2004            69             632.46      711.62      701.69      727.60       755.00        783.97
          10         2009            74             559.07      711.62      689.70      748.63       817.15        896.58
          15         2014            79             506.50      711.62      678.14      770.92       889.42      1,040.10
          20         2019            84             468.85      711.62      667.00      794.53       973.48      1,223.02

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the portfolios selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

ANNUITY PAYMENT ILLUSTRATION
(100% VARIABLE)

Single Premium Payment: $100,000
Sex: Female
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration: $631.50

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

    Payment     Calendar      Attained      Gross:    0.00%       6.78%       6.00%       8.00%       10.00%       12.00%
      Year          Year           Age        Net:   -1.78%       5.00%       4.22%       6.22%        8.22%       10.22%
-------------------------------------------------------------------------------------------------------------------------
           1         2000            65            $631.50     $631.50     $631.50     $631.50    $  631.50    $  631.50
           2         2001            66             590.72      631.50      626.81      638.84       650.87       662.89
           3         2002            67             552.58      631.50      622.15      646.26       670.83       695.85
           4         2003            68             516.90      631.50      617.53      653.77       691.40       730.44
           5         2004            69             483.52      631.50      612.94      661.37       712.60       766.76
          10         2009            74             346.31      631.50      590.51      700.69       828.78       977.27
          15         2014            79             248.04      631.50      568.90      742.35       963.89     1,245.57
          20         2019            84             177.65      631.50      548.08      786.50     1,121.04     1,587.54

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the portfolios selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

ANNUITY PAYMENT ILLUSTRATION
(50% VARIABLE/50% FIXED)

Single Premium Payment: $100,000
Sex: Female
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $352.12. The monthly guaranteed payment of $352.12 is being provided by the $50,000 applied under the fixed annuity option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

    Payment     Calendar      Attained      Gross:    0.00%       6.78%       6.00%       8.00%       10.00%       12.00%
      Year          Year           Age        Net:   -1.78%       5.00%       4.22%       6.22%        8.22%       10.22%
-------------------------------------------------------------------------------------------------------------------------
           1         2000            65            $667.87     $667.87     $667.87     $667.87    $667.87      $  667.87
           2         2001            66             647.48      667.87      665.52      671.53     677.55         683.56
           3         2002            67             628.40      667.87      663.19      675.25     687.53         700.04
           4         2003            68             610.56      667.87      660.88      679.00     697.81         717.34
           5         2004            69             593.88      667.87      658.59      682.80     708.42         735.49
          10         2009            74             525.27      667.87      647.37      702.46     766.50         840.75
          15         2014            79             476.14      667.87      636.57      723.29     834.06         974.90
          20         2019            84             440.94      667.87      626.16      745.36     912.63       1,145.88

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the portfolios selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

================================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================


GENERAL INFORMATION........................................................
     AIG Life Insurance Company............................................
     Independent Accountants...............................................
     Legal Counsel
     Distributor...........................................................
     Potential Conflicts...................................................

CALCULATION OF PERFORMANCE DATA............................................
     Yield and Effective Yield Quotations for the Money Market Subaccount..
     Yield Quotations for Other Subaccounts................................
     Standardized Performance Data.........................................

ANNUITY PROVISIONS.........................................................
     Variable Annuity Payments.............................................
     Annuity Unit Value....................................................
     Net Investment Factor.................................................
     Misstatement of Age or Sex............................................
     Evidence of Survival..................................................

FINANCIAL STATEMENTS.......................................................

                                   PROSPECTUS
                                  May 28, 2002

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I

This prospectus describes a single premium immediate variable annuity contract offered to individuals within groups. The minimum initial premium is $20,000. Additional premium is not accepted. Please read this prospectus carefully before investing and keep it for future reference.

The description of the contract in this prospectus is fully applicable to your certificate and the word "contract" includes any such certificate.

The contract is only available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans.

The contract provides several options for annuity payments beginning on the Income Start Date. You select the annuity option at the time of purchase and annuity payments must begin within twelve months of the Contract Date.

The contract has fifteen investment options to which you can allocate your money
- fourteen variable investment options and one fixed investment option. You may allocate your money to up to 9 options. The fixed investment option is part of our general account and, if chosen, each of your annuity payments will generally be the same amount. If you allocate your money to the variable investment options, the periodic annuity payments will change depending on the investment performance of the mutual funds you select. You bear the investment risk. The variable investment options are mutual funds which are members of the Vanguard Group (the "Vanguard Funds").

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (877) 299-1724 or write to us at AIG Life Insurance Company, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal or reduced income. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

================================================================================
                                TABLE OF CONTENTS
================================================================================

DEFINITIONS...................................................................

SUMMARY OF THE CONTRACT.......................................................

FEE TABLES....................................................................

CONDENSED FINANCIAL INFORMATION...............................................

INVESTMENT OPTIONS............................................................

CHARGES AND DEDUCTIONS........................................................

THE CONTRACT..................................................................

ANNUITY PAYMENTS..............................................................

ACCESS TO YOUR MONEY..........................................................

DEATH BENEFIT.................................................................

PERFORMANCE...................................................................

TAXES.........................................................................

OTHER INFORMATION.............................................................

FINANCIAL STATEMENTS..........................................................

APPENDIX - ANNUITY PAYMENT ILLUSTRATIONS......................................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................

================================================================================
                                   DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Annuitant - The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. The Annuitant is usually the owner of the contract, but in some circumstances the owner may not be the Annuitant. Certain annuity options under the contract permit a Joint Annuitant.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Start Date.

Assumed Investment Return - The net investment return that will cause variable annuity payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable annuity payments.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Date - The date your contract is issued and becomes effective.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of variable annuity payments changes. Income Change Dates occur as specified in your contract.

Income Start Date - The date on which annuity payments begin. You choose this date when you purchase the contract. It must be the first day of a month and cannot be later than 12 months after the Contract Date.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                             SUMMARY OF THE CONTRACT
================================================================================

The summary provides a brief overview of the significant features of the contract. You can find additional information later in the prospectus, in the SAI, and in the contract. The prospectus applies principally to the variable investment options and related aspects of the contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose

The single premium immediate variable annuity contract provides annuity payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant. You may select from a number of annuity payment options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

Type of Contract

If you are eligible, you may purchase the contract as an individual retirement annuity ("IRA") with contributions rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, 457 plans, or IRAs.

Purchase of the Contract

The minimum amount to purchase a contract is $20,000. We reserve the right to accept payments below that amount or reject payments in excess of limits we establish from time to time. In general, we will not issue a contract to anyone who is over age 80, but reserve the right to increase or decrease that age.

The Investment Options

On your application you may allocate your premium to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, fourteen of which are offered under the contract. Each of the fourteen subaccounts invests exclusively in shares of a specific Vanguard Fund. The funds currently offered are:


Vanguard(R) 500 Index Fund                          Vanguard(R) Small Cap Value Index Fund
Vanguard(R) International Growth Fund               Vanguard(R) Total Bond Market Index Fund
Vanguard(R) Prime Money Market Fund                 Vanguard(R) U.S. Growth Fund
Vanguard(R) PRIMECAP Fund                           Vanguard(R) Wellington(TM) Fund
Vanguard(R) Small Cap Growth Index Fund             Vanguard(R) Windsor(TM) Fund
Vanguard(R) LifeStrategy(R)Income Fund              Vanguard(R) LifeStrategy(R)Conservative Growth Fund
Vanguard(R) LifeStrategy(R)Moderate Growth Fund     Vanguard(R) LifeStrategy(R)Growth Fund

Allocating part or all of your premium to a subaccount means you have elected to be paid, at least in part, by a variable annuity. The amount of your variable annuity payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your premium to the general account and receive a fixed annuity payment. Under this option, the periodic amount you receive will not change, unless you make a partial withdrawal as permitted by certain annuity options we may offer.

Charges and Deductions

The company does not deduct a sales load from your premium, but does deduct the following charges in connection with the contract. For additional information, see "Charges and Deductions."

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.

Premium Tax Charge. We assess a premium tax charge as compensation for any premium tax we incur related to the contract. We deduct the charge from your premium if we incur or will incur a premium tax. We reserve the right to deduct this charge when due or at anytime thereafter.

Other Expenses. The management fees and other expenses of the funds are paid by the funds and are reflected in the net asset values of the funds' shares.

Right to Examine Contract

You may cancel your contract within ten days after receiving it (or longer if your state requires). We will refund your premium, adjusted for investment performance, except in those states that require a return of premium without regard to investment performance.

Contacting the Company

You can contact us by writing to AIG Life Insurance Company, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801, or calling (877) 299-1724.

================================================================================
                                   FEE TABLES
================================================================================

Maximum Owner Transaction Expenses

Sales Load................................................................. None
Transfer Fee (after twelve in a Contract Year)(1)..........................  $10

Variable Account Annual Expenses (as a percentage of average account value)

Maximum Mortality and Expense Risk Charge................................. 1.25%

(1) We do not currently impose a charge on transfers among the subaccounts or to the fixed account although we reserve the right to impose a fee of $10 per transfer after the first 12 transfers during a Contract Year.

                             Annual Fund Expenses**
                     (as a percentage of average net assets)

                                           Management   Other      Total Annual
                                           Fees         Expenses   Fund Expenses
Vanguard(R) 500 Index Fund                  0.16%        0.02%      0.18%
Vanguard(R) International Growth Fund       0.54%        0.07%      0.61%
Vanguard(R) Prime Money Market Fund         0.31%        0.02%      0.33%
Vanguard(R) PRIMECAP Fund                   0.45%        0.02%      0.47%
Vanguard(R) Small Cap Growth Index Fund     0.24%        0.03%      0.27%
Vanguard(R) Small Cap Value Index Fund      0.21%        0.06%      0.27%
Vanguard(R) Total Bond Market Index Fund    0.20%        0.02%      0.22%
Vanguard(R) U.S. Growth Fund                0.42%        0.02%      0.44%
Vanguard(R) WellingtonTM Fund               0.33%        0.02%      0.35%
Vanguard(R) WindsorTM Fund                  0.35%        0.01%      0.36%
Vanguard(R) LifeStrategy(R) Income Fund*                            0.28%
Vanguard(R) LifeStrategy(R) Conservative
  Growth Fund*                                                      0.28%
Vanguard(R) LifeStrategy(R) Moderate
  Growth Fund*                                                      0.28%
Vanguard(R) LifeStrategy(R) Growth Fund*                            0.28%

 * The LifeStrategy Funds' figures represent indirect expense ratios which are based on the expenses incurred by the underlying Vanguard Funds in which they invest. The LifeStrategy Funds are not expected to incur any net expenses directly.

 ** As of each Fund's most recent fiscal year-end. Vanguard does not have waivers or reimbursements.

================================================================================
                         CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are not included because no contracts have been issued using the subaccounts described in this prospectus.

================================================================================
                               INVESTMENT OPTIONS
================================================================================

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to new premium or transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds

Each of the Vanguard Funds is a mutual fund registered with the SEC. As the funds' investment adviser, Vanguard may compensate us for providing administrative services in connection with the funds offered under the contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for each of the Vanguard Funds before investing. They contain detailed information regarding management of the Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Funds. Below is a summary of the investment objectives of the Funds available under the contract. There is no assurance that any of these Funds will achieve its stated objectives.

Vanguard(R) 500 Index Fund seeks to provide long-term growth of capital and income from dividends by matching the performance of a benchmark index that measures the investment return of large-capitalization stocks. The fund holds all 500 stocks that make up the S&P 500 Index in proportion to their weighting in the index. The fund attempts to track the performance of the index and it remains fully invested in stocks at all times.

Vanguard(R) International Growth Fund seeks to provide long-term growth of capital. The fund invests in stocks of seasoned companies based outside the United States. In selecting stocks, the Fund's adviser evaluates foreign markets around the world and chooses companies with above-average growth potential.

Vanguard(R) Prime Money Market Fund seeks to provide the highest level of income consistent with maintaining a stable share price of $1. The fund invests in short-term, high-quality money market instruments issued by financial institutions, non-financial corporations, the U.S. Government and federal agencies. The dollar-weighted average maturity of the fund's holdings will be 90 days or less.

Vanguard(R) PRIMECAP Fund seeks to provide long-term growth of capital. The fund invests primarily in stocks of large and mid-size U.S. companies believed to have above average prospects for continued earnings growth, strong industry positions, and skilled management teams. The fund may not be broadly diversified and at times it may invest a large portion of assets in select industries.

Vanguard(R) Small-Cap Growth Index Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks. The fund employs a passive management strategy designed to track the performance of the S & P's SmallCap 600/BARRA Growth Index, which includes those stocks of the S & P SmallCap 600 Index with higher than average price/book ratios. The fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index.

Vanguard(R) Small-Cap Value Index Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The fund employs a passive management strategy designed to track the performance of the S & P's SmallCap 600/BARRA Value Index, which includes those stocks of the S & P SmallCap 600 Index with lower than average price/book ratios. The fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index.

Vanguard(R) Total Bond Market Index Fund seeks to match the performance of a broad market-weighted bond index. The fund employs a "passively managed" investment approach by holding a sample of bonds that seeks to track the performance of the Lehman Brothers Aggregate Bond Index. The fund invests at least 80% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds with similar characteristics and risks. The fund maintains a dollar-weighted average maturity of between 5 and 10 years.

Vanguard(R) U.S. Growth Fund seeks to provide long-term growth of capital. The fund emphasizes large well-managed companies with above average earnings growth and reasonable valuations. These companies typically have strong positions in their market and reasonable financial strength. The fund concentrates a large portion of its assets in its ten largest holdings.

Vanguard(R) Wellington(TM) Fund seeks to provide income and moderate long-term growth of capital without undue risk to capital. The fund's assets are divided between common stocks (60%-70% of net assets) and bonds (30%-40% of net assets). The fund invests in dividend paying and, to a lesser extent, non-dividend paying common stocks of large and mid-capitalization well-established companies whose prospects are improving but whose values have yet to be recognized in the marketplace.

Vanguard(R) Windsor(TM) Fund seeks to provide long-term growth of capital and income. The fund invests in stocks believed to be misunderstood or undervalued by the market. Stocks selected for the fund typically are selling at prices that seem low in relation to such factors as their past earnings, their potential growth or the dividends they are paying. The fund concentrates a large portion of its assets in its ten largest holdings.

Vanguard(R) LifeStrategy(R) Income Fund seeks to provide current income and some growth of capital. The fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to bonds and 20% to common stocks.

Vanguard(R) LifeStrategy(R) Conservative Growth Fund seeks to provide current income and low to moderate growth of capital. The fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to bonds and 40% to common stocks.

Vanguard(R) LifeStrategy(R) Moderate Growth Fund seeks to provide growth of capital and a low to moderate level of current income. The fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds.

Vanguard(R) LifeStrategy(R) Growth Fund seeks to provide growth of capital and some current income. The fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.

Each Fund is a member of the Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. The Vanguard Group serves as the investment adviser to the 500 Index Fund, the Prime Money Market Fund, the Small-Cap Growth Index Fund, the Small-Cap Value Index Fund, and the Total Bond Market Index Fund. Vanguard manages these Funds on an at-cost basis, subject to the control of the trustees and officers of the Funds. Certain of the Funds employ external advisers. Schroder Investment Management North America Inc. serves as adviser to Vanguard International Growth Fund. PRIMECAP Management Company serves as adviser to Vanguard PRIMECAP Fund. Alliance Capital Management L.P. serves as adviser to Vanguard U.S. Growth Fund. Wellington Management Company, LLP serves as adviser to Vanguard Wellington Fund. Wellington Management Company, LLP and Sanford C. Bernstein & Co. serve as advisers to Vanguard Windsor Fund. The LifeStrategy Funds do not employ an investment adviser. The LifeStrategy(R) Funds' board of trustees decides how to allocate their assets among the underlying funds. The Vanguard Group serves as the investment adviser for the underlying funds.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of contract owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the annuity payments you receive will be unaffected by investment performance.

================================================================================
                             CHARGES AND DEDUCTIONS
================================================================================

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%. The charge compensates us for the expenses of administering the contract, for assuming the risk that we will have to make annuity payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Premium Taxes

We will deduct from your premium any premium tax imposed on us by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 1% of premium. In addition, some local governments may also levy a premium tax. These taxes are deducted from your premium in determining the amount of income.

Income Taxes

Although we do not currently deduct any charge for income taxes or federal deferred acquisition cost taxes (also referred to as DAC taxes) attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various funds. These charges are described in the prospectuses for the Vanguard Funds and are summarized in the fee table.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. We may also vary the initial monthly annuity rate per $1 of premium. Any variation in charges under the contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

      (1)   the size and nature of the group;

      (2)   the total amount of premium we expect to receive from the group;

      (3) any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

================================================================================
                                  THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides income in the form of annuity payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various funds may make or lose money. If you allocate money to the funds, the amount of the variable annuity payments will depend on the investment performance of the funds you select.

The contract also has a fixed investment option that is part of our general account. Each annuity payment from the fixed portion of your contract will be for the same amount and will not vary with investment performance. However, a fixed annuity payment will vary according to any partial withdrawal you make as permitted by certain annuity options we may offer.

Purchasing a Contract

The minimum investment for qualified contracts is $20,000. We may refuse any premium. In general, we will not issue a contract to anyone who is over age 80, but we reserve the right to lower or increase this age for new contracts.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your premium among the investment options. At the time of application, we must receive your premium before the contract will be effective. We will issue your contract and allocate your premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you authorize us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to us at AIG Life Insurance Company, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. You will receive the value of your contract calculated on the day we receive your request, which may be more or less than the money you invested. No charges will be deducted, however, you bear the investment risk during that time.

In certain states, or if you purchase your contract as an individual retirement annuity, we may be required to return your premium if you cancel your contract during the right to examine period.

Transfers Among Investment Options

You can transfer a portion of your premium that is allocated to provide variable annuity payments and reallocate them among the investment options by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract Year. You may not make transfers from the fixed investment option to a variable investment option, but you may make transfers from the variable investment options to the fixed investment option or to other variable investment options.

The minimum amount you can transfer is $50 per month of income. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the Vanguard Funds will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time. In particular, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Vanguard Funds and increase transaction costs, we reserve the right to reject telephone exchange requests placed by any one person on behalf of more than one contract and require that they be submitted by U.S. mail.

================================================================================
                                ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic annuity payments. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

You select the Income Start Date, which must be the first day of a month within 12 months after the Contract Date. In addition, annuity payments must begin by the Annuitant's 80th birthday. If a state requires that annuity payments begin prior to such date, we must comply with those requirements.

We will make annuity payments to you as the Annuitant.

Annuity Options

The contract offers the five annuity options described below. We may make other annuity options available subject to our discretion. If your annuity payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

Option 1 - Life Annuity

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity With A Guaranteed Number of Years

Under this option, we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Survivor Annuity

Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive.

Option 4 - Joint and Survivor Annuity With A Guaranteed Number of Years

Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make annuity payments for the life of the Annuitant and for as long thereafter as the Joint Annuitant is alive. However, the amount of the annuity payments made to the Joint Annuitant will be a percentage of the amount that was payable while the Annuitant was alive.

Option 5 - Life Annuity With Cash Refund

Under this option, we will make annuity payments as long as the Annuitant is alive. If the Annuitant dies before receiving aggregate annuity payments at least equal to the premium paid less any premium tax, the difference will be paid to the beneficiary in a lump sum.

Annuity Units

Upon receiving your single premium, we calculate the number of Annuity Units associated with each annuity payment as determined by our currently used annuity rate factors. The Annuity Unit value for each fund will vary from one Valuation Period to the next based on the investment experience of the assets in the fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first annuity payment:

o the portion of the premium allocated to provide variable annuity payments and the Assumed Investment Return;

o the portion of the premium allocated to provide fixed annuity payments and prevailing fixed interest rates;

o     the age and gender of the Annuitant (and Joint Annuitant, if any);

o     the annuity option selected;

o     the frequency of annuity payments;

o     the deduction of applicable premium taxes; and

o     the time period from the Contract Date to the Income Start Date.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable annuity payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable annuity payment as follows. The portion of the first annuity payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable annuity payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

o     If you transfer value from one investment option to another.

o If you select a joint and survivor annuity option with a guaranteed number of years, upon the first to die after the guaranteed period ends.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable annuity payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable annuity payments will remain level until the next Income Change Date. Subsequent variable annuity payments may be more or less than the previously calculated variable annuity payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the annuity payments provided by the portion of the premium allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects annuity payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups.

A higher AIR will result in a larger initial payment, but future increases in the annuity payment will be smaller than with a lower AIR. If net performance for a year (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable annuity payment will not change. If net performance is less than the AIR, annuity payments will decrease. If net performance is more than the AIR, annuity payments will increase. For example, payments based on a 5% AIR would mean a higher initial payment, but payments would increase more slowly in a rising market and decline more rapidly in a falling market. Payments based on a 3.5% AIR would mean a lower initial payment, but payments would increase more rapidly in a rising market and decline more slowly in a falling market.

================================================================================
                              ACCESS TO YOUR MONEY
================================================================================

Generally

Depending on the annuity option you select and whether you are the Annuitant, you may receive annuity payments according to the annuity option you select.

Deferment of Payments

We may delay making fixed payments from your contract for up to six months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your contract or processing transfer requests for an undetermined period of time when:

o the New York Stock Exchange is closed (other than weekend and holiday closings);

o     trading on the New York Stock Exchange is restricted;

o an emergency exists such that disposal of or determination of the value of shares of the funds is not reasonably practicable;

o     the SEC by order so permits for the protection of investors.

================================================================================
                                  DEATH BENEFIT
================================================================================

Death Prior to Income Start Date

If no Annuitant or Joint Annuitant is alive on the Income Start Date, the contract will be canceled and we will pay you a refund equal to your premium adjusted for any investment performance and any accumulated interest.

If your contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the contract. Payments will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the annuity option in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================================
                                   PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

      (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================================
                                      TAXES
================================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. Not all of the information we have included may be applicable to your contract (for example, information relating to partial withdrawals and surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

X     Individual Retirement Annuities ("IRAs");
X     Roth IRAs;
X Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");
X     Keogh Plans; and
X Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions In General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as annuity payments, as a withdrawal, or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income. This additional tax does not apply:

o in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

o     where the taxpayer is age 59 1/2or older;

o     where payment is made on account of death;

o     where the payment is made on account of the taxpayer's disability;

o where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

o     in some cases, upon separation from service on or after age 55; or

o     certain other limited circumstances.

Withdrawals Where Income Start Date Is After Age 59 1/2 -- No 10% Tax Penalty Applies

Where the Income Start Date is after age 59 1/2, the 10% penalty tax will not apply because of the age 59 1/2 exception described above.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Partial Withdrawal Or Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a partial withdrawal from or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a partial withdrawal from or full surrender of the contract. You should also contact your tax adviser before taking partial withdrawals or surrenders.

            Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000 from a traditional IRA (non-Roth IRA). Since this is a qualified contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a regular IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includible in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and they are not subject to required distributions. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the funds are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the funds. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on annuity payments, partial withdrawals, and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders or partial withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================================
                                OTHER INFORMATION
================================================================================

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington DE 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to contract owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes a group single premium immediate variable annuity contract. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the fund shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the fund. However, if legal requirements or our interpretation of present law changes to permit us to vote the fund shares in our own right, we may elect to do so.

Prior to the Income Start Date, you have a voting interest in each fund in whose corresponding subaccount you have value. We determine the number of fund shares that are attributable to you by dividing the corresponding value in a particular fund by the net asset value of one fund share. After the Income Start Date, we determine the number of fund shares that are attributable to you by dividing the reserve maintained in a particular fund to meet the obligations under the contract by the net asset value of one fund share. The number of votes that you will have a right to cast will be determined as of the record date established by each fund.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a fund will receive proxy material, reports and other materials relating to the appropriate funds. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Distribution of the Contract

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York 10270 acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of AIG. We will not pay any commission to entities that sell the contract. Payments may be made for services not directly related to the sale of the contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

There are no pending legal proceedings that, in our judgment, are material with respect to the variable account.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Financial statements of AIG Life Insurance Company are included in the SAI, which may be obtained without charge by calling (877) 299-1724 or writing to AIG Life Insurance Company, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. The financial statements have also filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Financial statements of the variable account are not included because no contracts have been issued using the subaccounts described in this prospectus.

================================================================================
                                    APPENDIX
================================================================================

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable annuity payments under the contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 6%, 6.58%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 6%, 6.58%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the funds' management fees and operating expenses at an annual rate of approximately 0.33% of the average daily net assets of the funds. Actual fees and expenses of the funds associated with your contract may be more or less than 0.33%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly annuity payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 0.33% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.58%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single premium payment is allocated to a variable annuity option. The second assumes that 50% of the single premium payment is allocated to a fixed annuity option using the fixed crediting rate we offered on the fixed annuity option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single premium payment has been allocated to the fixed annuity option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments use an assumed investment return of 5% per year. Thus, actual performance greater than 5% per year will result in increasing annuity payments and actual performance less than 5% per year will result in decreasing annuity payments. We may offer alternative assumed investment returns. Fixed annuity payments remain constant. Initial monthly annuity payments under a fixed annuity option are generally higher than initial payments under a variable annuity option.

These tables show the monthly annuity payments for several hypothetical constant assumed investment returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly annuity payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an annuity option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

ANNUITY PAYMENT ILLUSTRATION
(100% VARIABLE)

Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration:  $667.60

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment  Calendar  Attained   Gross:      0.00%     6.58%     6.00%     8.00%      10.00%     12.00%
 Year      Year      Age        Net:     -1.58%     5.00%     4.42%     6.42%       8.42%     10.42%
---------------------------------------------------------------------------------------------------
  1        2000      65                $675.60   $675.60   $675.60   $675.60   $  675.60  $  675.60
  2        2001      66                 633.26    675.60    671.87    684.74      697.61     710.47
  3        2002      67                 593.58    675.60    668.16    694.00      720.33     747.15
  4        2003      68                 556.38    675.60    664.47    703.38      743.79     785.71
  5        2004      69                 521.51    675.60    660.80    712.89      768.02     826.27
 10        2009      74                 377.34    675.60    642.75    762.42      901.51   1,062.71
 15        2014      79                 273.03    675.60    625.19    815.39    1,058.21   1,366.81
 20        2019      84                 197.55    675.60    608.11    872.04    1,242.14   1,757.92

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

ANNUITY PAYMENT ILLUSTRATION
(50% VARIABLE/50% FIXED)

Single Premium Payment:  $100,000
Sex:  Male
Age:  65
Annuity Option Selected:  Life Annuity With 10 Years Guaranteed
Frequency of Income Pay:  Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $352.12. The monthly guaranteed payment of $352.12 is being provided by the $50,000 applied under the fixed annuity option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment  Calendar  Attained   Gross:    0.00%    6.58%      6.00%     8.00%      10.00%       12.00%
 Year     Year       Age       Net:    -1.58%    5.00%      4.42%     6.42%       8.42%       10.42%
----------------------------------------------------------------------------------------------------
 1        2000       65                $711.62   $711.62   $711.62   $711.62     $711.62      $711.62
 2        2001       66                $690.45   $711.62   $709.75   $716.19     $722.62      $729.06
 3        2002       67                $670.61   $711.62   $707.90   $720.82     $733.98      $747.39
 4        2003       68                $652.01   $711.62   $706.05   $725.51     $745.71      $766.68
 5        2004       69                $634.58   $711.62   $704.22   $730.27     $757.83      $786.96
10        2009       74                $562.49   $711.62   $695.19   $755.03     $824.58      $905.18
15        2014       79                $510.33   $711.62   $686.41   $781.51     $902.92    $1,057.22
20        2019       84                $472.59   $711.62   $677.88   $809.84     $994.89    $1,252.78

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

ANNUITY PAYMENT ILLUSTRATION
(100% VARIABLE)

Single Premium Payment:  $100,000
Sex:  Female
Age:  65
Annuity Option Selected:  Life Annuity With 10 Years Guaranteed
Frequency of Income Pay:  Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration:  $631.50

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment   Calendar   Attained    Gross:   0.00%      6.58%       6.00%       8.00%     10.00%      12.00%
  Year      Year        Age      Net:    -1.58%      5.00%       4.42%       6.42%      8.42%      10.42%
-----------------------------------------------------------------------------------------------------------
   1        2000        65              $631.50     $631.50     $631.50     $631.50     $631.50     $631.50
   2        2001        66              $591.93     $631.50     $628.01     $640.04     $652.07     $664.10
   3        2002        67              $554.83     $631.50     $624.54     $648.70     $673.31     $698.38
   4        2003        68              $520.06     $631.50     $621.09     $657.47     $695.24     $734.43
   5        2004        69              $487.47     $631.50     $617.66     $666.36     $717.88     $772.34
  10        2009        74              $352.71     $631.50     $600.79     $712.65     $842.66     $993.34
  15        2014        79              $255.21     $631.50     $584.38     $762.16     $989.13   $1,277.59
  20        2019        84              $184.65     $631.50     $568.42     $815.11   $1,161.06   $1,643.17

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

ANNUITY PAYMENT ILLUSTRATION
(50% VARIABLE/50% FIXED)

Single Premium Payment:     $100,000
Sex:  Female
Age:  65
Annuity Option Selected:  Life Annuity With 10 Years Guaranteed
Frequency of Income Pay:  Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $352.12. The monthly guaranteed payment of $352.12 is being provided by the $50,000 applied under the fixed annuity option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment Calendar  Attained  Gross:  0.00%     6.58%     6.00%     8.00%     10.00%     12.00%
  Year    Year      Age     Net:   -1.58%     5.00%     4.42%     6.42%      8.42%     10.42%
----------------------------------------------------------------------------------------------
   1      2000      65             $667.87   $667.87   $667.87   $667.87    $667.87    $667.87
   2      2001      66             $648.08   $667.87   $666.12   $672.14    $678.15    $684.16
   3      2002      67             $629.53   $667.87   $664.39   $676.46    $688.77    $701.30
   4      2003      68             $612.15   $667.87   $662.66   $680.85    $699.73    $719.33
   5      2004      69             $595.85   $667.87   $660.95   $685.30    $711.06    $738.28
  10      2009      74             $528.47   $667.87   $652.51   $708.44    $773.45    $848.79
  15      2014      79             $479.72   $667.87   $644.30   $733.20    $846.68    $990.91
  20      2019      84             $444.44   $667.87   $636.32   $759.67    $932.65  $1,173.70

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

================================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================


GENERAL INFORMATION........................................................
     AIG Life Insurance Company............................................
     Independent Accountants...............................................
     Legal Counsel
     Distributor...........................................................
     Potential Conflicts...................................................

CALCULATION OF PERFORMANCE DATA............................................
     Yield and Effective Yield Quotations for the Money Market Subaccount..
     Yield Quotations for Other Subaccounts................................
     Standardized Performance Data.........................................

ANNUITY PROVISIONS.........................................................
     Variable Annuity Payments.............................................
     Annuity Unit Value....................................................
     Net Investment Factor.................................................
     Misstatement of Age or Sex............................................
     Evidence of Survival..................................................

FINANCIAL STATEMENTS.......................................................

                                   PROSPECTUS

                                  May 28, 2002

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I

This prospectus describes a single premium immediate variable annuity contract offered to individuals within groups. The minimum initial premium is $20,000. Additional premium is not accepted. Please read this prospectus carefully before investing and keep it for future reference.

The description of the contract in this prospectus is fully applicable to your certificate and the word "contract" includes any such certificate.

The contract is only available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans.

The contract provides several options for annuity payments beginning on the Income Start Date. You select the annuity option at the time of purchase and annuity payments must begin within twelve months of the Contract Date.

The contract has 26 investment options - 25 variable investment options and one fixed investment option. You may allocate your money to up to 9 options. The fixed investment option is part of our general account and, if chosen, each of your annuity payments will generally be the same amount. If you allocate your money to the variable investment options, the periodic annuity payments will change depending on the investment performance of the mutual funds you select. You bear the investment risk. The variable investment options are mutual funds from Alliance, American Funds, Liberty, Franklin Templeton, MFS, Putnam and OppenheimerFunds.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (877) 299-1724 or write to us at AIG Life Insurance Company, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal or reduced income. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

================================================================================
                                TABLE OF CONTENTS
================================================================================

DEFINITIONS...................................................................

SUMMARY OF THE CONTRACT.......................................................

FEE TABLES....................................................................

CONDENSED FINANCIAL INFORMATION...............................................

INVESTMENT OPTIONS............................................................

CHARGES AND DEDUCTIONS........................................................

THE CONTRACT..................................................................

ANNUITY PAYMENTS..............................................................

ACCESS TO YOUR MONEY..........................................................

DEATH BENEFIT.................................................................

PERFORMANCE...................................................................

TAXES.........................................................................

OTHER INFORMATION.............................................................

FINANCIAL STATEMENTS..........................................................

APPENDIX - ANNUITY PAYMENT ILLUSTRATIONS......................................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................

================================================================================
                                   DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Annuitant - The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. The Annuitant is usually the owner of the contract, but in some circumstances the owner may not be the Annuitant. Certain annuity options under the contract permit a Joint Annuitant.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Start Date.

Assumed Investment Return - The net investment return that will cause variable annuity payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable annuity payments.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Date - The date your contract is issued and becomes effective.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of variable annuity payments changes. Income Change Dates occur as specified in your contract.

Income Start Date - The date on which annuity payments begin. You choose this date when you purchase the contract. It must be the first day of a month and cannot be later than 12 months after the Contract Date.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                             SUMMARY OF THE CONTRACT
================================================================================

The summary provides a brief overview of the significant features of the contract. You can find additional information later in the prospectus, in the SAI, and in the contract. The prospectus applies principally to the variable investment options and related aspects of the contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose

The single premium immediate variable annuity contract provides annuity payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant. You may select from a number of annuity payment options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

Type of Contract

If you are eligible, you may purchase the contract as an individual retirement annuity ("IRA") with contributions rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, 457 plans, or IRAs.

Purchase of the Contract

The minimum amount to purchase a contract is $20,000. We reserve the right to accept payments below that amount or reject payments in excess of limits we establish from time to time. In general, we will not issue a contract to anyone who is over age 80, but reserve the right to increase or decrease that age.

The Investment Options

On your application you may allocate your premium to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 25 of which are offered under the contract. Each of the 25 subaccounts invests exclusively in shares of a specific fund. For more information, refer to the Funds' prospectuses. The funds currently offered are:

Alliance Premier Growth Fund                                Liberty High Yield Securities Fund
American Funds AMCAP Fund*                                  Liberty Newport Tiger Fund
American Funds The Bond Fund of America*                    MFS Emerging Growth Fund
American Funds Capital World Growth and Income Fund*        MFS New Discovery Fund*
American Funds EuroPacific Growth Fund*                     MFS Research Fund
American Funds The Investment Company of America*           Centennial Money Market Trust
American Funds The New Economy Fund*                        Oppenheimer International Bond Fund
American Funds SMALLCAP World Fund*                         Oppenheimer Strategic Income Fund
American Funds Washington Mutual Investors Fund             The Putnam Fund for Growth and Income
Templeton Foreign Fund                                      Putnam Health Sciences Trust
Franklin Gold and Precious Metals Fund                      Putnam International Voyager Fund
Mutual Financial Services Fund                              Putnam New Century Growth Fund*
                                                            Putnam Voyager Fund

* Only available to Contract Owners who owned shares of the Fund in the A.G. Edwards qualified plan immediately prior to purchasing this contract.

Allocating part or all of your premium to a subaccount means you have elected to be paid, at least in part, by a variable annuity. The amount of your variable annuity payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your premium to the general account and receive a fixed annuity payment. Under this option, the periodic amount you receive will not change, unless you make a partial withdrawal as permitted by certain annuity options we may offer.

Charges and Deductions

The company does not deduct a sales load from your premium, but does deduct the following charges in connection with the contract. For additional information, see "Charges and Deductions."

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.

Premium Tax Charge. We assess a premium tax charge as compensation for any premium tax we incur related to the contract. We deduct the charge from your premium if we incur or will incur a premium tax. We reserve the right to deduct this charge when due or at anytime thereafter.

Other Expenses. The management fees and other expenses of the funds are paid by the funds and are reflected in the net asset values of the funds' shares.

Right to Examine Contract

You may cancel your contract within ten days after receiving it (or longer if your state requires). We will refund your premium, adjusted for investment performance, except in those states that require a return of premium without regard to investment performance.

Contacting the Company

You can contact us by writing to AIG Life Insurance Company, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801, or calling (877) 299-1724.

================================================================================
                                   FEE TABLES
================================================================================

Maximum Owner Transaction Expenses

Sales Load................................................................ None
Transfer Fee (after twelve in a Contract Year)(1).........................  $10

Variable Account Annual Expenses (as a percentage of average account value)

Maximum Mortality and Expense Risk Charge................................. 1.25%

(1) We do not currently impose a charge on transfers among the subaccounts or to the fixed account although we reserve the right to impose a fee of $10 per transfer after the first 12 transfers during a Contract Year.

                              Annual Fund Expenses
                           After Waivers/Reimbursement
                   (as a percentage of average net assets) (1)

-------------------------------------------------------------------------------------------------------------
Fund       (Class A Shares)                         Management     12b-1        Other          Total Annual
                                                    Fees           Fees         Expenses       Fund Expenses
-------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Fund (FYE 12/31/01)         0.93%          0.30%        0.30%          1.53%
-------------------------------------------------------------------------------------------------------------
American Funds AMCAP Fund (FYE 2/28/02)             0.36%          0.22%        0.09%          0.67%
-------------------------------------------------------------------------------------------------------------
American Funds The Bond Fund of America (FYE        0.32%          0.25%        0.14%          0.71%
12/31/01)
-------------------------------------------------------------------------------------------------------------
American Funds Capital World Growth and Income      0.42%          0.24%        0.12%          0.78%
Fund (FYE 11/30/01)
-------------------------------------------------------------------------------------------------------------
American Funds EuroPacific Growth Fund (FYE         0.46%          0.25%        0.17%          0.88%
3/31/02)
-------------------------------------------------------------------------------------------------------------
American Funds The Investment Company of America    0.24%          0.23%        0.10%          0.57%
(FYE 12/31/01)
-------------------------------------------------------------------------------------------------------------
American Funds The New Economy Fund (FYE 11/30/01)  0.40%          0.23%        0.19%          0.82%
-------------------------------------------------------------------------------------------------------------
American Funds SMALLCAP World Fund (FYE 9/30/01)    0.66%          0.23%        0.20%          1.09%
-------------------------------------------------------------------------------------------------------------
American Funds Washington Mutual Investors Fund     0.29%          0.24%        0.12%          0.65%
(FYE 4/30/01)
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund (FYE 8/31/01)                0.61%          0.25%        0.32%          1.18%
-------------------------------------------------------------------------------------------------------------
Franklin Gold and Precious Metals Fund (2) (FYE     0.55%          0.24%        0.53%          1.32%
7/31/01)
-------------------------------------------------------------------------------------------------------------
Mutual Financial Services Fund (FYE                 0.80%          0.35%        0.30%          1.45%
12/31/01)
-------------------------------------------------------------------------------------------------------------
Liberty High Yield Securities Fund (FYE 12/31/01)   0.60%          0.25%        0.31%          1.16%
-------------------------------------------------------------------------------------------------------------
Liberty Newport Tiger Fund (FYE 12/31/01)           1.03%          0.25%        0.44%          1.72%
-------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Fund (2) (FYE 11/30/01)         0.68%          0.25%        0.25%          1.18%
-------------------------------------------------------------------------------------------------------------
MFS New Discovery Fund (FYE 8/31/01)                0.90%          0.35%        0.27%          1.52%
-------------------------------------------------------------------------------------------------------------
MFS Research Fund (FYE 9/30/01)                     0.43%          0.35%        0.21%          0.99%
-------------------------------------------------------------------------------------------------------------
Centennial Money Market Trust (FYE 6/30/01)         0.33%          0.20%        0.14%          0.67%
-------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund (FYE 9/30/01)   0.74%          0.24%        0.40%          1.38%
-------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund (FYE 9/30/01)     0.53%          0.25%        0.15%          0.93%
-------------------------------------------------------------------------------------------------------------
The Putnam Fund for Growth and Income (FYE          0.41%          0.25%        0.16%          0.82%
10/31/01)
-------------------------------------------------------------------------------------------------------------
Putnam Health Sciences Trust (FYE 8/31/01)          0.53%          0.25%        0.18%          0.96%
-------------------------------------------------------------------------------------------------------------
Putnam International Voyager Fund (FYE 8/31/01)     0.89%          0.25%        0.33%          1.47%
-------------------------------------------------------------------------------------------------------------
Putnam New Century Growth Fund (FYE 6/30/01)        0.63%          0.25%        0.33%          1.21%
-------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund (FYE 7/31/01)                   0.45%          0.25%        0.18%          0.88%
-------------------------------------------------------------------------------------------------------------

(1)   Annual expenses are based on each fund's fiscal year end (FYE).

(2) Total Annual Expenses for the following portfolios before waivers and reimbursements, were as follows:

          Franklin Gold and Precious Metals Fund 1.33%
          MFS Emerging Growth Fund 1.20%

================================================================================
                         CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are not included because no contracts have been issued using the subaccounts described in this prospectus.

================================================================================
                               INVESTMENT OPTIONS
================================================================================

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to new premium or transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds

Each fund is a mutual fund registered with the SEC. The funds' investment advisers may compensate us for providing administrative services in connection with the funds offered under the contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for each of the funds before investing. They contain detailed information regarding management of the Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Funds. Below is a summary of the investment objectives of the Funds available under the contract. There is no assurance that any of these Funds will achieve its stated objectives.

Alliance Capital

Alliance Premier Growth Fund - seeks long term growth of capital by investing predominately in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings growth.

The Fund's investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

The American Funds Group

American Funds AMCAP Fund - seeks to make your investment grow over time by investing primarily in stocks of U.S. companies with a record of above average long-term growth. The fund is designed for investors seeking capital appreciation through investments in stocks.

American Funds The Bond Fund of America - seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower rated bonds. The fund is designed for investors seeking income and more price stability than that offered by stocks and capital preservation over the long term.

American Funds Capital World Growth and Income Fund - seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world. The fund is designed for investors seeking both capital appreciation and income.

American Funds EuroPacific Growth Fund - seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Rim. The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the U.S.

American Funds The Investment Company of America - seeks to make your investment grow and provide you with income over time by investing primarily in common stocks that offer growth and dividend potential. The fund is designed for investors seeking both capital appreciation and income.

American Funds The New Economy Fund - seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information area of the global economy. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

American Funds SMALLCAP World Fund - seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks.

American Funds Washington Mutual Investors Fund - seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies that meet the listing requirements of the New York Stock Exchange and have a strong record of earnings and dividends. The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high quality common stocks and securities convertible into common stocks.

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to these funds and other funds including those in The American Funds Group.

Franklin Templeton Investments

Templeton Foreign Fund - seeks long-term capital growth. Under normal market conditions, the fund invests mainly in the in the equity securities of companies locate outside the U.S., including emerging markets. Effective July 31, 2002, the fund will invest, under normal circumstances, at least 80% of its net assets in 'foreign securities,' which may include emerging markets.

Franklin Gold and Precious Metals Fund - primarily seeks capital appreciation. Its secondary goal is to provide shareholders with current income through dividends or interest received from its investments. Under normal market conditions, the fund invests at least 80% of its net assets in investments of gold and precious metals operation companies.

Franklin Mutual Financial Services Fund - primarily seeks capital appreciation, which may occasionally be short-term. Its secondary goal is income. Under normal market conditions, the fund invests at least 80% of its total assets in securities of financial services companies believed to be at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

The Templeton Foreign Fund is managed by Templeton Global Advisors Limited.. The Franklin Gold and Precious Metals Fund is managed by Franklin Advisers, Inc. Franklin Mutual Financial Services Fund is managed by Franklin Mutual Advisers, LLC.

Liberty Funds

Liberty High Yield Securities Fund- seeks high current income and total return. The fund invests primarily in lower rated corporate debt securities. The fund may invest in equity securities to seek capital appreciation and may also invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Liberty Newport Tiger Fund - seeks capital appreciation. Under normal market conditions, the fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The fund typically purchases stocks of quality growth companies.

Newport Fund Management, Inc. is the Investment Advisor for the Liberty Newport Tiger Fund. Colonial Management Associates Inc. is the investment advisor for the Liberty High Yield Securities Fund.

MFS Funds

MFS Emerging Growth Fund - seeks long-term growth of capital. The fund invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as long preferred stock, convertible securities and depository receipts for those securities, of emerging growth companies.

MFS New Discovery Fund - seeks capital appreciation. The fund invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies. (Only available to Contract Owners who owned shares of the Fund in a qualified plan immediately prior to purchasing this contract.)

MFS Research Fund - seeks long term growth of capital and future income. The fund invests at least 80% of its total assets in common stocks and related securities. The fund focuses on companies believed to have favorable prospects for long term growth, attractive valuation based on current and expected earnings or cash flow, dominant or growing market share and superior management.

The funds' investment adviser is Massachusetts Financial Services Company.

OppenheimerFunds

Centennial Money Market Trust - a money market mutual fund that seeks maximum current income that is consistent with low capital risk and stability of principal. The Trust invests in short-term, high quality "money market" instruments.

Oppenheimer International Bond Fund - primarily seeks total return. As a secondary objective, the fund seeks income when consistent with total return. The fund invests mainly in debt securities of foreign government and corporate issuers.

Oppenheimer Strategic Income Fund - seeks high current income by investing mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower rated high yield securities of U.S. and foreign companies.

Putnam Funds

The Putnam Fund for Growth and Income - seeks capital growth and current income. It invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

Putnam Health Sciences Trust - seeks capital appreciation. It invests mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks.

Putnam International Voyager Fund - seeks long-term capital appreciation. It invests mainly in common stocks of companies outside the United States.

Putnam New Century Growth Fund - seeks capital appreciation. It invests mainly in common stocks of U.S. companies with a focus on growth stocks.*

Putnam Voyager Fund - seeks capital appreciation. It invests mainly in common stocks of U.S. companies, with a focus on growth stocks.

The funds are managed by Putnam Investment Management, LLC.

* The fund's Trustees have approved in principal the merger of this fund into Putnam Voyager Fund II, a fund that seeks long term growth of capital by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Completion of the merger is subject to a number of conditions, including final approval by the fund's Trustees and approval by shareholders of the fund at a shareholder meeting expected to be held within approximately the next six months (from 3/18/02).

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of contract owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the annuity payments you receive will be unaffected by investment performance.

================================================================================
                             CHARGES AND DEDUCTIONS
================================================================================

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%. The charge compensates us for the expenses of administering the contract, for assuming the risk that we will have to make annuity payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Premium Taxes

We will deduct from your premium any premium tax imposed on us by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 1% of premium. In addition, some local governments may also levy a premium tax. These taxes are deducted from your premium in determining the amount of income.

Income Taxes

Although we do not currently deduct any charge for income taxes or federal deferred acquisition cost taxes (also referred to as DAC taxes) attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various funds. These charges are described in the Funds prospectuses and are summarized in the fee table.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. We may also vary the initial monthly annuity rate per $1 of premium. Any variation in charges under the contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

      (1)   the size and nature of the group;

      (2)   the total amount of premium we expect to receive from the group;

      (3) any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

================================================================================
                                  THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides income in the form of annuity payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various funds may make or lose money. If you allocate money to the funds, the amount of the variable annuity payments will depend on the investment performance of the funds you select.

The contract also has a fixed investment option that is part of our general account. Each annuity payment from the fixed portion of your contract will be for the same amount and will not vary with investment performance. However, a fixed annuity payment will vary according to any partial withdrawal you make as permitted by certain annuity options we may offer.

Purchasing a Contract

The minimum investment for qualified contracts is $20,000. We may refuse any premium. In general, we will not issue a contract to anyone who is over age 80, but we reserve the right to lower or increase this age for new contracts.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your premium among the investment options. At the time of application, we must receive your premium before the contract will be effective. We will issue your contract and allocate your premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you authorize us to keep it until we get all the necessary information.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to us at AIG Life Insurance Company, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. You will receive the value of your contract calculated on the day we receive your request, which may be more or less than the money you invested. No charges will be deducted, however, you bear the investment risk during that time.

In certain states, or if you purchase your contract as an individual retirement annuity, we may be required to return your premium if you cancel your contract during the right to examine period.

Transfers Among Investment Options

You can transfer a portion of your premium that is allocated to provide variable annuity payments and reallocate them among the investment options by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract Year. You may not make transfers from the fixed investment option to a variable investment option, but you may make transfers from the variable investment options to the fixed investment option or to other variable investment options.

The minimum amount you can transfer is $50 per month of income. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor any of the fund managers will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time. In particular, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, we reserve the right to reject telephone exchange requests placed by any one person on behalf of more than one contract and require that they be submitted by U.S. mail.

================================================================================
                                ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic annuity payments. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

You select the Income Start Date, which must be the first day of a month within 12 months after the Contract Date. In addition, annuity payments must begin by the Annuitant's 80th birthday. If a state requires that annuity payments begin prior to such date, we must comply with those requirements.

We will make annuity payments to you as the Annuitant.

Annuity Options

The contract offers the five annuity options described below. We may make other annuity options available subject to our discretion. If your annuity payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

Option 1 - Life Annuity

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity With A Guaranteed Number of Years

Under this option, we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Survivor Annuity

Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive.

Option 4 - Joint and Survivor Annuity With A Guaranteed Number of Years

Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make annuity payments for the life of the Annuitant and for as long thereafter as the Joint Annuitant is alive. However, the amount of the annuity payments made to the Joint Annuitant will be a percentage of the amount that was payable while the Annuitant was alive.

Option 5 - Life Annuity With Cash Refund

Under this option, we will make annuity payments as long as the Annuitant is alive. If the Annuitant dies before receiving aggregate annuity payments at least equal to the premium paid less any premium tax, the difference will be paid to the beneficiary in a lump sum.

Annuity Units

Upon receiving your single premium, we calculate the number of Annuity Units associated with each annuity payment as determined by our currently used annuity rate factors. The Annuity Unit value for each fund will vary from one Valuation Period to the next based on the investment experience of the assets in the fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first annuity payment:

o the portion of the premium allocated to provide variable annuity payments and the Assumed Investment Return;

o the portion of the premium allocated to provide fixed annuity payments and prevailing fixed interest rates;

o     the age and gender of the Annuitant (and Joint Annuitant, if any);

o     the annuity option selected;

o     the frequency of annuity payments;

o     the deduction of applicable premium taxes; and

o     the time period from the Contract Date to the Income Start Date.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable annuity payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable annuity payment as follows. The portion of the first annuity payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable annuity payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

o     If you transfer value from one investment option to another.

o If you select a joint and survivor annuity option with a guaranteed number of years, upon the first to die after the guaranteed period ends.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable annuity payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable annuity payments will remain level until the next Income Change Date. Subsequent variable annuity payments may be more or less than the previously calculated variable annuity payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the annuity payments provided by the portion of the premium allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects annuity payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups.

A higher AIR will result in a larger initial payment, but future increases in the annuity payment will be smaller than with a lower AIR. If net performance for a year (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable annuity payment will not change. If net performance is less than the AIR, annuity payments will decrease. If net performance is more than the AIR, annuity payments will increase. For example, payments based on a 5% AIR would mean a higher initial payment, but payments would increase more slowly in a rising market and decline more rapidly in a falling market. Payments based on a 3.5% AIR would mean a lower initial payment, but payments would increase more rapidly in a rising market and decline more slowly in a falling market.

================================================================================
                              ACCESS TO YOUR MONEY
================================================================================

Generally

Depending on the annuity option you select and whether you are the Annuitant, you may receive annuity payments according to the annuity option you select.

Deferment of Payments

We may delay making fixed payments from your contract for up to six months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your contract or processing transfer requests for an undetermined period of time when:

o the New York Stock Exchange is closed (other than weekend and holiday closings);

o     trading on the New York Stock Exchange is restricted;

o an emergency exists such that disposal of or determination of the value of shares of the funds is not reasonably practicable;

o     the SEC by order so permits for the protection of investors.

================================================================================
                                  DEATH BENEFIT
================================================================================

Death Prior to Income Start Date

If no Annuitant or Joint Annuitant is alive on the Income Start Date, the contract will be canceled and we will pay you a refund equal to your premium adjusted for any investment performance and any accumulated interest.

If your contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the contract. Payments will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the annuity option in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================================
                                   PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

      (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================================
                                      TAXES
================================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. Not all of the information we have included may be applicable to your contract (for example, information relating to partial withdrawals and surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

X     Individual Retirement Annuities ("IRAs");

X     Roth IRAs;

X Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

X     Keogh Plans; and

X Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions In General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as annuity payments, as a withdrawal, or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income. This additional tax does not apply:

o in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

o     where the taxpayer is age 59 1/2 or older;

o     where payment is made on account of death;

o     where the payment is made on account of the taxpayer's disability;

o where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

o     in some cases, upon separation from service on or after age 55; or

o     certain other limited circumstances.

Withdrawals Where Income Start Date Is After Age 59 1/2 -- No 10% Tax Penalty Applies

Where the Income Start Date is after age 59 1/2, the 10% penalty tax will not apply because of the age 59 1/2 exception described above.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Partial Withdrawal Or Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a partial withdrawal from or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a partial withdrawal from or full surrender of the contract. You should also contact your tax adviser before taking partial withdrawals or surrenders.

         Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000 from a traditional IRA (non-Roth IRA). Since this is a qualified contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a regular IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includible in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and they are not subject to required distributions. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the funds are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the funds. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on annuity payments, partial withdrawals, and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders or partial withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================================
                                OTHER INFORMATION
================================================================================

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington DE 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to contract owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant.

The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes a group single premium immediate variable annuity contract. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the fund shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the fund. However, if legal requirements or our interpretation of present law changes to permit us to vote the fund shares in our own right, we may elect to do so.

Prior to the Income Start Date, you have a voting interest in each fund in whose corresponding subaccount you have value. We determine the number of fund shares that are attributable to you by dividing the corresponding value in a particular fund by the net asset value of one fund share. After the Income Start Date, we determine the number of fund shares that are attributable to you by dividing the reserve maintained in a particular fund to meet the obligations under the contract by the net asset value of one fund share. The number of votes that you will have a right to cast will be determined as of the record date established by each fund.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a fund will receive proxy material, reports and other materials relating to the appropriate funds. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Distribution of the Contract

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York 10270 acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of AIG. We will not pay any commission to entities that sell the contract. Payments may be made for services not directly related to the sale of the contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

There are no pending legal proceedings that, in our judgment, are material with respect to the variable account.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Financial statements of AIG Life Insurance Company are included in the SAI, which may be obtained without charge by calling (877) 299-1724 or writing to AIG Life Insurance Company, Attention: Pension Administration, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. The financial statements have also filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Financial statements of the variable account are not included because no contracts have been issued using the subaccounts described in this prospectus.

================================================================================
                                    APPENDIX
================================================================================

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable annuity payments under the contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 5.82%, 6%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 5.82%, 6%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the funds' management fees and operating expenses at an annual rate of approximately 1.07% of the average daily net assets of the funds. Actual fees and expenses of the funds associated with your contract may be more or less than 1.07%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly annuity payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 1.07% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 2.32%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single premium payment is allocated to a variable annuity option. The second assumes that 50% of the single premium payment is allocated to a fixed annuity option using the fixed crediting rate we offered on the fixed annuity option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single premium payment has been allocated to the fixed annuity option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments use an assumed investment return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. We may offer alternative assumed investment returns. Fixed annuity payments remain constant. Initial monthly annuity payments under a fixed annuity option are generally higher than initial payments under a variable annuity option.

These tables show the monthly annuity payments for several hypothetical constant assumed investment returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly annuity payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an annuity option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

ANNUITY PAYMENT ILLUSTRATION
(100% VARIABLE)

Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant:
3.5%

Variable monthly annuity payment on the date of the illustration: $591.52

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment    Calendar    Attained    Gross:    0.00%       5.82%       6.00%       8.00%      10.00%      12.00%
   Year        Year         Age      Net:   -2.32%       3.50%       3.68%       5.68%       7.68%       9.68%
---------------------------------------------------------------------------------------------------------------
      1        2000          65             591.52      591.52      591.52      591.52      591.52      591.52
      2        2001          66             558.26      591.52      592.55      603.98      615.41      626.84
      3        2002          67             526.87      591.52      593.58      616.70      640.26      664.27
      4        2003          68             497.24      591.52      594.61      629.69      666.12      703.93
      5        2004          69             469.28      591.52      595.65      642.95      693.02      745.96
     10        2009          74             351.36      591.52      600.84      713.58      844.74      996.90
     15        2014          79             263.08      591.52      606.09      791.96     1029.66     1332.26
     20        2019          84             196.97      591.52      611.37      878.95     1255.07     1780.43

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

ANNUITY PAYMENT ILLUSTRATION
(50% VARIABLE/50% FIXED)

Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant:
3.5%

Monthly annuity payments will vary with investment performance, but will never be less than $373.82. The monthly guaranteed payment of $373.82 is being provided by the $50,000 applied under the fixed annuity option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment    Calendar    Attained    Gross:    0.00%       5.82%       6.00%       8.00%      10.00%      12.00%
   Year        Year         Age      Net:   -2.32%       3.50%       3.68%       5.68%       7.68%       9.68%
---------------------------------------------------------------------------------------------------------------
     1         2000          65             669.58      669.58      669.58      669.58      669.58      669.58
     2         2001          66             652.95      669.58      670.09      675.81      681.52      687.24
     3         2002          67             637.25      669.58      670.61      682.17      693.95      705.95
     4         2003          68             622.44      669.58      671.13      688.67      706.88      725.79
     5         2004          69             608.46      669.58      671.64      695.30      720.33      746.80
    10         2009          74             549.50      669.58      674.24      730.61      796.19      872.27
    15         2014          79             505.36      669.58      676.86      769.80      888.65     1039.95
    20         2019          84             472.31      669.58      679.51      813.30     1001.36     1264.03

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

ANNUITY PAYMENT ILLUSTRATION
(100% VARIABLE)

Single Premium Payment: $100,000
Sex: Female
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant:
3.5%

Variable monthly annuity payment on the date of the illustration: $547.02

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment    Calendar    Attained    Gross:    0.00%       5.82%       6.00%       8.00%      10.00%      12.00%
   Year        Year         Age      Net:   -2.32%       3.50%       3.68%       5.68%       7.68%       9.68%
---------------------------------------------------------------------------------------------------------------
     1         2000          60             547.02      547.02      547.02      547.02      547.02      547.02
     2         2001          61             516.26      547.02      547.97      558.54      569.11      579.68
     3         2002          62             487.23      547.02      548.92      570.31      592.10      614.30
     4         2003          63             459.83      547.02      549.88      582.32      616.01      650.98
     5         2004          64             433.97      547.02      550.84      594.58      640.89      689.85
    10         2009          69             324.93      547.02      555.64      659.90      781.19      921.91
    15         2014          74             243.29      547.02      560.49      732.38      952.20     1232.03
    20         2019          79             182.16      547.02      565.38      812.83     1160.65     1646.49

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

ANNUITY PAYMENT ILLUSTRATION
(50% VARIABLE/50% FIXED)

Single Premium Payment: $100,000
Sex: Female
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant:
3.5%

Monthly annuity payments will vary with investment performance, but will never be less than $352.12. The monthly guaranteed payment of $352.12 is being provided by the $50,000 applied under the fixed annuity option.

                                Monthly Payments
                       With an Assumed Rate of Return of:

Payment    Calendar    Attained    Gross:    0.00%       5.82%       6.00%       8.00%      10.00%      12.00%
   Year        Year         Age      Net:   -2.32%       3.50%       3.68%       5.68%       7.68%       9.68%
---------------------------------------------------------------------------------------------------------------
     1         2000          60             625.63      625.63      625.63      625.63      625.63      625.63
     2         2001          61             610.25      625.63      626.10      631.39      636.67      641.96
     3         2002          62             595.73      625.63      626.58      637.27      648.16      659.26
     4         2003          63             582.03      625.63      627.05      643.27      660.12      677.60
     5         2004          64             569.10      625.63      627.53      649.41      672.56      697.04
    10         2009          69             514.58      625.63      629.94      682.06      742.71      813.07
    15         2014          74             473.76      625.63      632.36      718.31      828.22      968.13
    20         2019          79             443.19      625.63      634.81      758.53      932.44     1175.36

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

================================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================

GENERAL INFORMATION...........................................................
     AIG Life Insurance Company...............................................
     Independent Accountants..................................................
     Legal Counsel
     Distributor..............................................................
     Potential Conflicts......................................................

CALCULATION OF PERFORMANCE DATA...............................................
     Yield and Effective Yield Quotations for the Money Market Subaccount.....
     Yield Quotations for Other Subaccounts...................................
     Standardized Performance Data............................................

ANNUITY PROVISIONS............................................................
     Variable Annuity Payments................................................
     Annuity Unit Value.......................................................
     Net Investment Factor....................................................
     Misstatement of Age or Sex...............................................
     Evidence of Survival.....................................................

FINANCIAL STATEMENTS..........................................................

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2002

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I

This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the group immediate variable annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 2002, call us at (877) 299-1724 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

================================================================================
                                TABLE OF CONTENTS
================================================================================

GENERAL INFORMATION........................................................... 3
      AIG Life Insurance Company.............................................. 3
      Independent Accountants................................................. 3
      Legal Counsel........................................................... 3
      Distributor............................................................. 3
      Potential Conflicts..................................................... 3

CALCULATION OF PERFORMANCE DATA............................................... 4
      Yield and Effective Yield Quotations for the Money Market Subaccount.... 4
      Yield Quotations for Other Subaccounts.................................. 4
      Standardized Performance Data........................................... 5

ANNUITY PROVISIONS............................................................ 5
      Variable Annuity Payments............................................... 5
      Annuity Unit Value...................................................... 6
      Net Investment Factor................................................... 6
      Misstatement of Age or Sex.............................................. 7
      Evidence of Survival.................................................... 7

FINANCIAL STATEMENTS.......................................................... 7

================================================================================
                               GENERAL INFORMATION
================================================================================

AIG Life Insurance Company

A description of AIG Life Insurance Company and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable Account I.

Independent Accountants

Our financial statements have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose offices are located in Florham Park, N.J.

Legal Counsel

Legal matters relating to the federal securities laws in connection with the contract described herein and in the prospectus are being passed upon by Morgan, Lewis & Bockius LLP, Washington, D.C.

Distributor

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of American International Group, Inc. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. For the sale of other contracts, commissions are paid by Variable Account I directly to selling dealers and representatives on behalf of AIGESC. Aggregate commissions were $45,554,574 in 2001, $42,089,070 in 2000 and $46,881,581 in 1999. Commissions retained by AIGESC were $0 in 2001, 2000 and 1999.

Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts and qualified pension and retirement plans to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts or plans might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

================================================================================
                         CALCULATION OF PERFORMANCE DATA
================================================================================

Yield and Effective Yield Quotations for the Money Market Subaccount

The yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Annuity Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Annuity Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               Effective Yield = [(Base Period Return + 1)365/7]-1

For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all owner accounts in proportion to the length of the base period. The yield and effective yield quotations do not reflect the $200 charge that may be assessed at the time of surrender. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the money market subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account I included in the registration statement, and are computed by dividing the net investment income per Annuity Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                  Yield=2[(a-b+1)^6-1]
                           ---
                           cd

Where: a = net investment income earned during the period by the portfolio attributable to investments owned by the subaccount

            b = expenses accrued for the period (net of reimbursements)

            c = the average daily number of Annuity Units outstanding during the period

            d = the maximum offering price per Annuity Unit on the last day of the period

Yield quotations for a subaccount reflect all recurring contract charges. However, they do not reflect the charge of $200 that may be assessed upon surrender of the contract.

Standardized Performance Data

The total return quotations for all of the subaccounts will be average annual total return quotations reflecting all aspects of a subaccount's return, including the automatic reinvestment by the variable account of all distributions, any change in the subaccount's value over the period, and the effect of any recurring charge and of the $200 charge assessed upon surrender. This type of performance is referred to as standardized performance and is based on the life of the subaccount. Average annual total return is calculated by determining the growth or decline in value of a hypothetical historical investment in the subaccount over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

================================================================================
                               ANNUITY PROVISIONS
================================================================================

Variable Annuity Payments

A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. When you pay your single premium, we calculate the number of Annuity Units associated with each annuity payment determined by our currently used annuity rate factor and the Annuity Unit values.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $100. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

      (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Unit value is being determined; and

      (b) is the Assumed Investment Return for such Valuation Period.

The Assumed Investment Return adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

      (a) is equal to:

            (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

            (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

            (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

      (b) is equal to:

            (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

            (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

      (c) is equal to the mortality and expense risk charge rate for the valuation period.

The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Sex

We will require proof of the age and sex of the Annuitant before making any annuity payment provided for by the contract. If the age or sex of the Annuitant has been misstated, we will compute the amount payable based on the correct age and sex. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

Evidence of Survival

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Our financial statements are included herein. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract.

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)


                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                        Report of Independent Accountants

To the Stockholders and Board of Directors
AIG Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1(h) to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" in 2001. Also, as discussed in Note 1(h) to the financial statements, the Company adopted EITF No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained beneficial Interests in Securitized Financial Assets" in 2001.

PricewaterhouseCoopers LLP

February 4, 2002

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)

                                                                   December 31,      December 31,
                                                                       2001              2000
                                                                   ------------      ------------
Assets

Investments and cash:
Fixed maturities:
      Bonds available for sale, at market value                    $ 8,742,461        $ 5,951,951
      (cost: 2001 - $8,709,132; 2000 - $6,066,218)
Equity securities:
      Common stock
      (cost: 2001-$250; 2000 - $1,142)                                     253              3,176
      Non-redeemable preferred stock
      (cost: 2001 - $48,934; 2000 - $48,618)                            43,252             47,919
Mortgage loans on real estate, net of allowance
      (2001 - $14,000; 2000 - $14,000)                                 351,950            362,314
Real estate, net of accumulated
      depreciation of $0 in 2001 and $5,504 in 2000                     11,424             10,990
Policy loans                                                           327,623            602,201
Other invested assets                                                  161,950            176,858
Derivative assets, at market                                               643                 --
Short-term investments, at cost (approximates market value)            178,318            162,282
Cash                                                                       661              4,997
                                                                   -----------        -----------

    Total investments and cash                                       9,818,535          7,322,688

Amounts due from related parties                                         4,291              5,315
Investment income due and accrued                                      154,715            117,343
Premium and insurance balances receivable                               89,257             88,201
Reinsurance assets                                                     115,041             76,923
Deferred policy acquisition costs                                      339,029            269,188
Federal income tax receivable                                               --                236
Deferred tax receivable                                                  3,609                 --
Separate and variable accounts                                       3,422,782          3,321,025
Other assets                                                             1,906              4,883
                                                                   -----------        -----------

                                    Total assets                   $13,949,165        $11,205,802
                                                                   ===========        ===========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                   December 31,      December 31,
                                                                       2001              2000
                                                                   ------------      ------------
Liabilities

  Policyholder contract deposits                                   $ 6,930,153        $ 5,217,103
  Future policy benefits for life and accident
    and health insurance contracts                                   2,266,355          1,742,646
  Reserve for unearned premiums                                         30,633             24,292
  Policy and contract claims                                           181,870            158,932
  Reserve for commissions, expenses and taxes                           36,563             27,814
  Insurance balances payable                                            73,842             68,722
  Amounts due to related parties                                         6,294              5,907
  Deferred income taxes                                                 65,649             17,130
  Federal income tax payable                                             5,552                 --
  Separate and variable accounts                                     3,422,782          3,321,025
  Minority interest                                                        220              5,353
  Derivative liabilities, at market                                      8,265                 --
  Other liabilities                                                    122,507            152,171
                                                                   -----------        -----------

                                    Total liabilities               13,150,685         10,741,095
                                                                   -----------        -----------

Capital funds

  Preferred stock, $100,000 par value; 2,500 shares                    250,000                 --
  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                                       4,884              4,884
  Additional paid-in capital                                           153,283            153,283
  Retained earnings                                                    377,864            334,816
  Accumulated other comprehensive income                                12,449            (28,276)
                                                                   -----------        -----------

                                    Total capital funds                798,480            464,707
                                                                   -----------        -----------

Total liabilities and capital funds                                $13,949,165        $11,205,802
                                                                   ===========        ===========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)

                                                                    Years ended December 31,
                                                         --------------------------------------------
                                                            2001             2000             1999
                                                         ----------       ----------       ----------
Revenues:
  Premium income                                         $1,016,010       $  963,848       $  712,920
  Net investment income                                     630,693          495,297          443,863
  Realized capital gains (losses)                            25,825          (28,099)         (11,240)
                                                         ----------       ----------       ----------

                     Total revenues                       1,672,528        1,431,046        1,145,543
                                                         ----------       ----------       ----------

Benefits and expenses:
  Death and other benefits                                  430,120          387,856          329,888
  Increase in future policy benefits
   and policyholder contract deposits                       805,223          733,681          539,457
  Acquisition and insurance expenses                        330,003          227,827          202,678
                                                         ----------       ----------       ----------

                    Total benefits and expenses           1,565,346        1,349,364        1,072,023
                                                         ----------       ----------       ----------

Income before income taxes                                  107,182           81,682           73,520
                                                         ----------       ----------       ----------

Income taxes (benefits):
   Current                                                   11,536           (2,105)          15,055
   Deferred                                                  23,611           30,401           10,884
                                                         ----------       ----------       ----------

      Total income taxes                                     35,147           28,296           25,939
                                                         ----------       ----------       ----------

Net income before minority interest                          72,035           53,386           47,581
Minority interest income                                     (1,541)            (113)            (194)

Cumulative effect of accounting changes, net of tax         (26,276)              --               --
                                                         ----------       ----------       ----------

Net income                                               $   44,218       $   53,273       $   47,387
                                                         ==========       ==========       ==========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)

                                                                  Years ended December 31,
                                                         ----------------------------------------
                                                            2001          2000            1999
                                                         ---------     ----------       ---------
Preferred stock
---------------
Balance at beginning of year                             $     --       $      --       $      --
Preferred stock issued                                    250,000              --              --
                                                         --------       ---------       ---------
Balance at end of year                                    250,000              --              --
                                                         --------       ---------       ---------

Common stock
------------
Balance at beginning of year                                4,884           4,884           4,884
                                                         --------       ---------       ---------
Balance at end of year                                      4,884           4,884           4,884
                                                         --------       ---------       ---------

Additional paid-in capital
--------------------------
Balance at beginning of year                              153,283         153,283         153,283
                                                         --------       ---------       ---------
Balance at end of year                                    153,283         153,283         153,283
                                                         --------       ---------       ---------

Retained earnings
-----------------
Balance at beginning of year                              334,816         283,908         236,521
Net income                                                 44,218          53,273          47,387
Cumulative effect - derivatives                            (1,170)             --              --
Dividends to stockholders                                      --          (2,365)             --
                                                         --------       ---------       ---------

  Balance at end of year                                  377,864         334,816         283,908
                                                         --------       ---------       ---------

Accumulated other comprehensive income
--------------------------------------
 Balance at beginning of year                             (28,276)       (121,683)        121,549
 Unrealized appreciation (depreciation) of
      investments - net of reclassification
      adjustments                                          62,654         143,703        (374,203)
  Deferred income tax (expense) benefit on
      changes                                             (21,929)        (50,296)        130,971
                                                         --------       ---------       ---------

  Balance at end of year                                   12,449         (28,276)       (121,683)
                                                         --------       ---------       ---------

               Total capital funds                       $798,480       $ 464,707       $ 320,392
                                                         ========       =========       =========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                    Years ended December 31,
                                                         -----------------------------------------------
                                                            2001               2000             1999
                                                         -----------       -----------       -----------
Cash flows from operating activities:
Net income                                               $    44,218       $    53,273       $    47,387

 Adjustments to reconcile net income to net cash
   provided by operating activities:
 Non-cash revenues, expenses, gains and losses
   included in income:
 Change in insurance reserves                              1,103,914           407,576           294,389
 Change in accounting principles                              40,424                --                --
Change in premiums and insurance balances
   receivable and payable - net                                4,065           (15,762)           (3,398)
 Change in reinsurance assets                                (38,119)           22,928           (27,806)
 Change in deferred policy acquisition costs                 (69,840)          (48,516)          (52,832)
 Change in investment income due and accrued                 (37,372)          (24,160)              846
 Realized capital (gains) losses                             (25,825)           28,099            11,240
 Change in current and deferred income taxes -net             29,399            39,777             5,480
 Change in reserves for commissions, expenses and taxes       35,649             8,424            (6,312)
 Change in other assets and liabilities - net                (77,193)           56,986            26,888
                                                         -----------       -----------       -----------
         Total adjustments                                   965,102           475,352           248,495
                                                         -----------       -----------       -----------
 Net cash provided by operating activities                 1,009,320           528,625           295,882
                                                         -----------       -----------       -----------

Cash flows from investing activities:
 Cost of fixed maturities, sold                            2,947,152           346,040           564,697
 Cost of fixed maturities, matured or redeemed               243,306           401,669           318,833
 Cost of equity securities sold                               10,563             2,251             1,032
 Cost of real estate sold                                     10,990                --                --
 Realized capital gains (losses)                              11,636           (28,099)          (11,240)
 Purchase of fixed maturities                             (5,875,332)       (1,915,221)       (1,685,038)
 Purchase of equity securities                                (9,987)             (326)          (33,567)
 Purchase of real estate                                     (11,424)               --                --
 Mortgage loans granted                                      (50,702)         (120,167)         (134,988)
 Repayments of mortgage loans                                 61,066           103,111           258,159
 Change in policy loans                                      274,578            41,614           367,154
 Change in short-term investments                            (16,036)           60,395           (58,973)
 Change in other invested assets                             (28,311)          (29,620)          (23,336)
 Other - net                                                   9,097            12,264            (2,826)
                                                         -----------       -----------       -----------
  Net cash used in investing activities                   (2,423,404)       (1,126,089)         (440,093)
                                                         -----------       -----------       -----------

Cash flows from financing activities:
 Change in policyholder contract deposits                  1,159,748           604,740           139,509
 Preferred stock issued                                      250,000                --                --
 Dividends to stockholders                                        --            (2,365)               --
                                                         -----------       -----------       -----------
   Net cash provided by financing activities               1,409,748           602,375           139,509
                                                         -----------       -----------       -----------

Change in cash                                                (4,336)            4,911            (4,702)
Cash at beginning of period                                    4,997                86             4,788
                                                         -----------       -----------       -----------
Cash at end of period                                    $       661       $     4,997       $        86
                                                         ===========       ===========       ===========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                   Years ended December 31,
                                                         -------------------------------------------
                                                           2001             2000             1999
                                                         ---------       ----------       ----------
Comprehensive income
--------------------
Net income                                               $ 44,218        $ 53,273         $  47,387
                                                         --------        --------         ---------

Other comprehensive income
--------------------------
Unrealized appreciation (depreciation) of
  investments - net of reclassification
  adjustments                                              71,166         143,703          (374,203)
 Changes due to deferred income tax (benefit)
       expense on changes                                 (24,908)        (50,296)          130,971
Net derivative losses arising from cash flow
    hedging activities                                     (8,512)             --                --
 Changes due to deferred income tax benefit
    on changes in hedging activities                        2,979              --                --
                                                         --------        --------         ---------

 Other comprehensive income (loss)                         40,725          93,407          (243,232)
                                                         --------        --------         ---------

 Comprehensive income (loss)                             $ 84,943        $146,680         $(195,845)
                                                         ========        ========         =========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.  Summary of Significant Accounting Policies

      (a) Basis of Presentation: AIG Life Insurance Company (the "Company") is a wholly owned subsidiary of American International Group, Inc. (the "Parent"). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except for Maine and New York. The Company is also licensed in Puerto Rico.

            The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with GAAP differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes without the limitations required for statutory purposes; (5) for regulatory purposes, future policy benefits, policyholder contract deposits, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

      (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market value. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

            Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred income taxes in capital funds currently.

            Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

            Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and an allowance for uncollectible loans. Interest income on such loans is accrued currently.

            Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for betterments are capitalized and depreciated over their estimated lives.

            Policy loans are carried at the aggregate unpaid principal balance.

            Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. These assets are recorded using either the cost or the equity method depending on the type of investment.

      (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

      (d) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums, which is not earned at the end of a reporting period, is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

            Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

            The liability for future policy benefits and policyholder contract deposits is established using assumptions described in Note 4.

      (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and,
            (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

      (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

      (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims. It also includes funds held under reinsurance treaties.

      (h)   New Accounting Standards:

            In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB
            133). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of SFAS Statement No. 133" (FASB 138).

            Together,  these  Statements  require the Company to  recognize  all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. The Company did not hold any derivatives at January 1, 2001 and as a result did not have a cumulative effect of accounting change.

            On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk.

            In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its income statement for 2001 a loss of $26.3 million.

            In June 2001, FASB issued Statement of Financial Accounting Standard No. 141 "Business Combinations" (FASB 141). FASB 141 requires the Company to apply the purchase method of accounting for all acquisitions initiated after June 30, 2001.

            In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and other Intangible Assets" (FASB 142). FASB 142 requires the Company to discontinue the amortization of goodwill in its income statement.

            However, FASB 142 requires goodwill to be subject to an assessment of impairments on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. FASB 142 is effective for the year commencing January 1, 2002. The impact of the adoption of FASB 142, with respect to the Company's results of operations and financial condition is deemed insignificant.

2. Investment Information

      (a) Statutory Deposits: Securities with a carrying value of $3,105,000 and $2,623,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2001 and 2000, respectively.

      (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                         Years ended December 31,
                                                  --------------------------------------
                                                    2001           2000           1999
                                                  --------       --------       --------
            Fixed maturities                      $548,437       $394,705       $330,806
            Equity securities                        3,580          3,638          1,670
            Mortgage loans                          30,075         31,171         37,255
            Real estate                                937          2,331          2,253
            Policy loans                            33,722         50,242         55,832
            Cash and short-term investments          6,779          9,677          7,349
            Other invested assets                   14,029          9,266         15,141
                                                  --------       --------       --------
               Total investment income             637,559        501,030        450,306

            Investment expenses                      6,866          5,733          6,443
                                                  --------       --------       --------

               Net investment income              $630,693       $495,297       $443,863
                                                  ========       ========       ========

      (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2001, 2000 and 1999 are summarized below (in thousands):

                                                         Years ended December 31,
                                                  --------------------------------------
                                                    2001           2000          1999
                                                  --------       --------      ---------
            Realized gains (losses) on
               investments:
            Fixed maturities                      $ (8,269)      $(28,173)     $ (11,100)
            Equity securities                        2,605            312             86
            Real estate                              5,292           (238)            --
            Other invested assets                   26,197             --           (226)
                                                  --------       --------      ---------
            Realized gains (losses)               $ 25,825       $(28,099)     $ (11,240)
                                                  ========       ========      ---------

            Change in unrealized appreciation
               (depreciation) of investments:
            Fixed maturities                      $147,596       $ 72,876      $(344,180)
            Equity securities                       (7,014)         1,411         (2,673)
            Other invested assets                  (69,416)        69,416        (27,350)
            Derivative asset                        (8,512)            --             --
                                                  --------       --------      ---------
            Change in unrealized appreciation
               (depreciation) of investments      $ 62,654       $143,703      $(374,203)
                                                  ========       ========      =========

            Proceeds from the sale of  investments  in fixed  maturities  during
            2001,  2000  and  1999  were   $2,947,152,000,   $346,040,000,   and
            $564,697,000, respectively.

            During 2001, 2000 and 1999, gross gains of $92,757,000,  $7,950,000, and $8,603,000, respectively, and gross losses of $101,026,000, $36,123,000, and $19,703,000, respectively, were realized on dispositions of fixed maturity investments. The 2001 losses include writedowns of $12.0 million for certain securities available for sale, which experienced a decline in value that are deemed other than temporary.

            During 2001, 2000 and 1999, gross gains of $2,605,000, $320,000, and
            $87,000, respectively, and gross losses of $0, $8,000, and $1,000, respectively, were realized on disposition of equity securities.

      (d)   Market Value of Fixed  Maturities  and  Unrealized  Appreciation  of
            Investments: At December 31, 2001 and 2000, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $1,458,000 and $2,503,000 and gross losses of $7,137,000 and $1,168,000, respectively.

            The amortized cost and estimated market values of investments in fixed maturities at December 31, 2001 and 2000 are as follows (in thousands):

        2001                                                   Gross         Gross         Estimated
        ----                                 Amortized      Unrealized     Unrealized        Market
                                                Cost           Gains         Losses          Value
                                             ----------     ----------     ----------     ----------
        Fixed maturities:
          U.S. Government and government
              agencies and authorities       $   79,446     $    9,517     $      525     $   88,438
          States, municipalities and
              political subdivisions            140,957         11,869            287        152,539
          All other corporate                 8,488,729        217,872        205,117      8,501,484
                                             ----------     ----------     ----------     ----------

        Total fixed maturities               $8,709,132     $  239,258     $  205,929     $8,742,461
                                             ==========     ==========     ==========     ==========

        2000                                                   Gross         Gross         Estimated
        ----                                 Amortized      Unrealized     Unrealized        Market
                                                Cost           Gains         Losses          Value
                                             ----------     ----------     ----------     ----------
        Fixed maturities:
          U.S. Government and government
              agencies and authorities       $   62,620     $   17,806     $       --     $   80,426
          States, municipalities and
              political subdivisions            224,096         13,133             71        237,158
          Foreign governments                    29,643          2,940             --         32,583
          All other corporate                 5,749,859        105,944        254,019      5,601,784
                                             ----------     ----------     ----------     ----------

        Total fixed maturities               $6,066,218     $  139,823     $  254,090     $5,951,951
                                             ==========     ==========     ==========     ==========

            The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 2001, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                            Estimated
                                                          Amortized           Market
                                                            Cost              Value
                                                         ----------        -----------
        Due in one year or less                          $  281,469        $  281,882
        Due after one year through five years             2,807,325         2,845,634
        Due after five years through ten years            2,457,158         2,440,955
        Due after ten years                               3,163,180         3,173,990
                                                         ----------        ----------

                                                         $8,709,132        $8,742,461
                                                         ==========        ==========

      (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 2001 and 2000, the market value of the CMO portfolio was $1,112,206,000 and $508,585,000, respectively. The estimated amortized cost was approximately $1,109,329,000 in 2001 and $501,464,000 in 2000. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2001 and 2000.

      (f) Fixed Maturities Below Investment Grade: At December 31, 2001 and 2000, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $585,024,000 and $411,527,000, respectively, and an aggregate market value of $524,733,000 and $312,442,000, respectively.

      (g)   Non-income  Producing  Assets:   Non-income  producing  assets  were
            insignificant.

      (h) Investments Greater than 10% Equity: The market value of investments in the following companies exceeded 10% of the Company's total capital funds at December 31, 2001 (in thousands).

            Delta Airlines                                    $96,840
            Tower Funding                                      86,055
            Residential Funding                                87,948

3. Deferred Policy Acquisition Costs

            The following reflects the deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                         Years ended December 31,
                                              ------------------------------------------
                                                2001             2000             1999
                                              --------         --------         --------
        Balance at beginning of year          $269,188         $220,672         $167,840
        Acquisition costs deferred             101,793           78,191           73,097
        Amortization charged to income         (31,952)         (29,675)         (20,265)
                                              --------         --------         --------
        Balance at end of year                $339,029         $269,188         $220,672
                                              ========         ========         ========

4. Future Policy Benefits and Policyholder Contract Deposits

      (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2001 and 2000 follows (in thousands):

                                                                 2001              2000
                                                              ----------        ----------
        Future policy benefits:
        Long duration contracts                               $2,192,393        $1,696,237
        Short duration contracts                                  73,962            46,409
                                                              ----------        ----------
                                                              $2,266,355        $1,742,646
                                                              ==========        ==========

        Policyholder contract deposits:
        Annuities                                             $3,155,078        $1,885,285
        Universal life                                           320,835           245,343
        Guaranteed investment contracts (GICs)                 1,909,285         1,298,067
        Corporate owned life insurance                         1,532,866         1,776,396
        Other investment contracts                                12,089            12,012
                                                              ----------        ----------

                                                              $6,930,153        $5,217,103
                                                              ==========        ==========

      (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life and annuity products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

            (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 10.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 9.5 percent and grade to not greater than 7.5 percent.

            (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 5.3 percent.

      (c)   The  liability   for   policyholder   contract   deposits  has  been
            established based on the following assumptions:

            (i) Interest rates credited on deferred annuities vary by year of issuance and range from 4.0 percent to 7.5 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to
                  10.0 percent grading to zero over a period of 5 to 10 years.

            (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 5.1 percent to 7.8 percent and maturities range from 3 to 7 years.

            (iii) Interest rates on corporate-owned  life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2001 was 5.9 percent.

            (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 5.0 percent to 6.7 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5. Income Taxes

      (a) The Federal income tax rate applicable to ordinary income is 35% for 2001, 2000 and 1999. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                                             Years ended December 31,
                                   --------------------------------------------------------------------------
                                            2001                       2000                      1999
                                   ----------------------     ---------------------      --------------------
                                                   Percent                    Percent                  Percent
                                                     of                         of                       of
                                                   pre-tax                    pre-tax                  pre-tax
                                                  operating                  operating                operating
                                    Amount         Income      Amount         Income      Amount       Income
                                   --------        ------     --------        ------     --------      ------
    "Expected" income tax
       expense                     $ 37,514         35.0%     $ 28,589         35.0%     $ 25,732        35.0%
    State income tax                    201          0.2            96          0.1           198         0.3
    Other                            (2,568)        (2.3)         (389)        (0.5)            9          --
                                   --------        -----      --------         ----      --------        ----
    Actual income tax expense      $ 35,147         32.8%     $ 28,296         34.6%     $ 25,939        35.3%
                                   ========        =====      ========         ====      ========        ====

      (b) The components of the net deferred tax liability were as follows (in thousands):

                                                                 Years ended December 31,
                                                                ------------------------
                                                                  2001            2000
                                                                --------        --------
            Deferred tax assets:
                Adjustment to life policy reserves              $ 39,609        $ 59,510
                Unrealized depreciation of investments             2,319          15,230
                Adjustments to mortgage loans and
                  investment income due and accrued                7,104           5,504
                Adjustment to policy and contract claims             702             716
                Fixed maturities premium                           2,401              --
                Other                                              9,013           2,603
                                                                --------        --------
                                                                  61,148          83,563
                                                                --------        --------
            Deferred tax liabilities:
                Deferred policy acquisition costs               $116,517        $ 91,274
                Fixed maturities discount                             --           5,005
                Other                                             10,280           4,414
                                                                --------        --------
                                                                 126,797         100,693
                                                                --------        --------

                Net deferred tax liability                      $ 65,649        $ 17,130
                                                                ========        ========

      (c) At December 31, 2001, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and, accordingly, no provision has been made for taxes on this amount.

      (d) Income taxes (received) paid in 2001, 2000, and 1999 amounted to $(8,708,000), $(11,621,000), and $20,156,000, respectively.

6. Commitments and Contingencies

            The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

            During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. As of December 31, 2001, the Company's unused capital commitment was $955,000. Contributions totaling $24,090,000 have been made through December 31, 2001.

            During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $3,000,000. Contributions totaling $3,000,000 have been made through December 31, 2001.

            During 1999, the Company entered into a partnership agreement with G2 Opportunity Fund, L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $12,108,000 have been made through December 31, 2001.

            During 1999, the Company entered into a partnership agreement with Private Equity Investors, IV L.P. The agreement requires the Company to make capital contributions totaling $73,000,000. Contributions totaling $34,624,000 have been made through December 31, 2001.

            During 2000, the Company entered into a partnership agreement with G3 Strategic Investment L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $7,037,000 have been made through December 31, 2001.

7. Fair Value of Financial Instruments

      (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

            The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

            Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

            Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

            Equity securities: Fair values for equity securities were based upon quoted market prices.

            Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

            Policyholder contract deposits: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

      (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

            2001
            ----                                          Fair               Carrying
                                                          Value               Amount
                                                        ----------          ----------
            Cash and short-term investments             $  178,979          $  178,979
            Fixed maturities                             8,742,461           8,742,461
            Equity securities                               43,505              43,505
            Mortgage and policy loans                      698,919             679,573

            Policyholder contract deposits              $7,180,121          $6,930,153

            2000
            ----                                          Fair               Carrying
                                                          Value               Amount
                                                        ----------          ----------
            Cash and short-term investments             $  167,279          $  167,279
            Fixed maturities                             5,951,951           5,951,951
            Equity securities                               51,095              51,095
            Mortgage and policy loans                      983,517             964,515

            Policyholder contract deposits              $5,282,114          $5,217,103

8. Capital Funds

      (a) The maximum stockholder dividend, which can be paid without prior regulatory approval, is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $27,707,000. During 2001, the Company paid no dividends to its stockholders.

      (b) The Company's capital funds, as determined in accordance with statutory accounting practices, were $448,546,000 at December 31, 2001 and $277,069,000 at December 31, 2000. Statutory net (loss) income amounted to $(139,231,000), $(18,742,000) and $23,517,000 for
            2001, 2000 and 1999, respectively. These financial statements vary in certain respects from those prepared using statutory accounting practices prescribed and permitted by the Delaware Insurance Department. In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, such as deferred income taxes. Effective December 31, 2000, the Company implemented the Codification guidelines, resulting in an increase of $55.1 million in statutory surplus.

      (c) Statement of Financial Accounting Standards No. 130 "Comprehensive Income" (FASB 130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $(14,599,000), $(28,099,000), and $(11,240,000) for
            December 31, 2001, 2000 and 1999, respectively.

      (d) During 2001, the Company received a capital contribution of $250 million in the form of preferred stock from National Union Fire Insurance Company, an affiliate.

9. Employee Benefits

      (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 2001, 2000 and 1999 were approximately $0, $ 1,000, and $89,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The plan assets exceeded projected benefit obligations at December 31, 2001 by $101,000,000.

            The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social
            Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

      (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the three years ended December 31, 2001, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

      (c) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

      (d) The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, therefore, are not presented herein.

10. Leases

      (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2001, the future minimum lease payments under operating leases were as follows (in thousands):

                 Year                                       Payment
                 ----                                       -------

                 2002                                       $ 4,329
                 2003                                         3,155
                 2004                                         2,642
                 2005                                            41
                 2006                                            --
                 Later years                                     --
                                                            -------

                 Total                                      $10,167
                                                            =======

            Rent expense approximated $4,588,000, $5,579,000, and $4,983,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

11. Reinsurance

      (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

            The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                         Percentage
       December 31, 2001                                                                 of Amount
       -----------------                                                                  Assumed
                                Gross          Ceded         Assumed          Net          to Net
                                -----          -----         -------          ---        ----------

Life Insurance in Force      $45,364,330    $ 9,537,790    $    39,963    $35,866,503       0.1%
                             ===========    ===========    ===========    ===========

Premiums:
  Life                           144,436         24,669            499        120,266       0.4%
  Accident and Health            292,618        158,574        193,547        327,591      59.1%
  Annuity                        568,153             --             --        568,153        --
                             -----------    -----------    -----------    -----------

Total Premiums               $ 1,005,207    $   183,243    $   194,046    $ 1,016,010      19.1%
                             ===========    ===========    ===========    ===========

                                                                                         Percentage
       December 31, 2000                                                                 of Amount
       -----------------                                                                  Assumed
                                Gross          Ceded         Assumed          Net          to Net
                                -----          -----         -------          ---        ----------

Life Insurance in Force      $40,120,366    $ 6,623,273    $    20,136    $33,517,229       0.1%
                             ===========    ===========    ===========    ===========

Premiums:
  Life                           523,382         18,220          1,676        506,838       0.3%
  Accident and Health            241,019        124,806        201,825        318,038      63.5%
  Annuity                        138,972             --             --        138,972        --
                             -----------    -----------    -----------    -----------

Total Premiums               $   903,373    $   143,026    $   203,501    $   963,848      21.1%
                             ===========    ===========    ===========    ===========

                                                                                         Percentage
       December 31, 1999                                                                 of Amount
       -----------------                                                                  Assumed
                                Gross          Ceded         Assumed          Net          to Net
                                -----          -----         -------          ---        ----------

 Life Insurance in Force     $55,097,927    $19,275,199    $   850,313    $36,673,041       2.3%
                             ===========    ===========    ===========    ===========

Premiums:
  Life                           241,419         52,217          2,449        191,651       1.3%
  Accident and Health            210,592        112,162        171,794        270,224      63.6%
  Annuity                        251,045             --             --        251,045        --
                             -----------    -----------    -----------    -----------

Total Premiums               $   703,056    $   164,379    $   174,243    $   712,920      24.4%
                             ===========    ===========    ===========    ===========

(b)   The maximum amount retained on any one life by the Company is $1,000,000.

(c)   Reinsurance   recoveries,   which  reduced   death  and  other   benefits,
      approximated $150,795,000,  $100,746,000, and $147,882,000,  respectively, for each of the years ended December 31, 2001, 2000 and 1999.

The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.

12. Transactions with Related Parties

      (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2001 amounted to $657,000 and $4, respectively. Premium income and commission ceded for 2000 amounted to $769,000 and $0, respectively. Premium income and commission ceded to affiliates amounted to $1,194,000 and $1,000 for the year ended December 31, 1999. Premium income and ceding commission expense assumed from affiliates aggregated $186,371,000 and $33,126,000, respectively, for 2001, compared to $188,893,000 and  $39,376,000,  respectively,  for  2000,  and  $158,579,000  and
            $31,710,000, respectively for 1999.

      (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2001, 2000 and 1999, the Company was charged $44,167,000, $46,726,000 and $38,845,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $21,588,000, $24,359,000 and $20,604,000, respectively, for costs incurred by the Company but attributable to affiliates.

13. Restructuring Charges

            In connection with the Parent's merger with America General during 2001, the Company has incurred $34.7 million in restructuring costs. Included in this amount is $20.9 million of employee severance and termination related benefits. Of the total restructuring charges, approximately $8.2 million has been paid as of December 31, 2001. The balance is included in Other Liabilities.

14. Subsequent events

            Effective January 1, 2002, the Company transferred a block of Group A&H business to National Union Fire Insurance Company of the Domestic Brokerage Group, an affiliated insurer. Written premium on this block was approximately $151.5 million as of December 31, 2001.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Holders of
AIG Life Insurance Company
Variable Account I

In our opinion, the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Account I (comprising 103 subaccounts, hereafter collectively referred to as "Variable Account I") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account I at December 31, 2001, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Variable Account I's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

March 15, 2002

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
ASSETS:
  Investments at Market Value:

                                                                           Shares           Cost        Market Value
                                                                       ---------------------------------------------
    AIM
      Capital Appreciation Fund ...................................        105,872.902   $  3,339,824   $  2,299,565
      International Equity Fund ...................................        185,166.277      3,058,192      2,760,829
    Alliance
      Bernstein International Value Portfolio .....................        388,856.770      3,603,458      3,838,016
      Bernstein Real Estate Investment Portfolio ..................      1,968,324.810     21,046,451     22,635,842
      Bernstein Small Cap Value Portfolio .........................      1,557,654.452     16,263,814     17,414,577
      Bernstein Utility Income Portfolio ..........................      3,352,749.689     66,983,253     56,393,250
      Bernstein Value Portfolio ...................................      2,419,395.995     23,651,028     24,363,318
      Global Bond Portfolio .......................................        832,914.104      9,282,118      9,103,752
      Global Dollar Government Portfolio ..........................        872,167.357      8,867,936      9,271,139
      Growth Portfolio ............................................     14,468,098.363    360,868,031    237,187,158
      Growth & Income Portfolio ...................................     26,649,524.866    590,712,142    589,567,442
      High Yield Portfolio ........................................      3,924,214.311     32,703,644     29,470,871
      International Portfolio .....................................      4,363,734.473     54,242,481     51,012,169
      Money Market Portfolio ......................................    127,480,877.000    127,480,877    127,477,784
      North American Government Income Portfolio ..................      3,726,080.179     46,109,944     45,346,410
      Premier Growth Portfolio ....................................     18,704,302.777    612,583,672    469,983,677
      Quasar Portfolio ............................................      5,765,197.957     62,072,702     57,707,443
      Technology Portfolio ........................................     12,347,840.386    376,148,677    212,651,627
      Total Return Portfolio ......................................      8,865,434.066    156,980,729    156,474,490
      U.S. Government/High Grade Securities Portfolio .............      8,062,713.751     94,318,827     96,736,624
      Worldwide Privatization Portfolio ...........................      2,641,884.510     43,076,275     32,178,228
    Brinson
      Tactical Allocation Portfolio ...............................      2,513,976.719     39,887,252     32,002,929
    Dreyfus
      Small Company Stock Portfolio ...............................        111,649.256      1,842,259      1,986,240
      Stock Index Fund ............................................        500,539.524     16,289,134     14,695,889
    Fidelity
      Asset Manager Portfolio .....................................        877,967.976     14,310,784     12,739,345
      Contrafund Portfolio ........................................        233,524.293      5,836,045      4,700,847
      Growth Portfolio ............................................        394,154.301     16,981,130     13,247,576
      High Income Portfolio .......................................        384,485.494      2,498,696      2,464,552
      Investment Grade Bond Portfolio .............................        399,329.917      5,021,937      5,159,382
      Money Market Portfolio ......................................     12,278,347.000     12,278,347     12,278,347
      Overseas Portfolio ..........................................         47,880.527        928,152        664,582
    Mercury HW
      International VIP Portfolio .................................        183,818.918      2,065,555      1,781,205
    Mercury
      U.S. Large Cap Fund .........................................         78,896.789        841,179        711,649
    Merrill Lynch
      American Balanced Focus Fund ................................          1,012.904         11,978         11,415
      Basic Value Focus Fund ......................................        709,712.619      9,733,942      9,559,829
      Core Bond Focus Fund ........................................         54,908.969        645,381        636,395
      Developing Capital Markets Fund .............................         20,405.505        175,108        150,185
      Domestic Money Market Fund ..................................      1,425,084.000      1,425,084      1,425,084
      Global Allocation Focus Fund ................................         93,940.722      1,244,933        914,983
      Global Growth Focus Fund ....................................         96,456.620      1,317,219        859,428
      High Current Income Fund ....................................         86,732.655        817,841        653,097
      Large Cap Core Focus Fund ...................................         66,867.333      2,186,044      1,572,720
      Natural Resources Focus Fund ................................          3,323.384         30,964         38,817
      Small Cap Value Focus Fund ..................................        100,370.753      2,281,305      2,516,295
      Utilities and Telecommunications Focus Fund .................        108,662.639      1,430,798        896,467
    Morgan Stanley
      Equity Growth Portfolio .....................................          3,199.496         42,609         47,435
      Fixed Income Portfolio ......................................          3,841.797         44,088         43,086
      Technology Portfolio ........................................          4,608.106         19,262         22,301
      Value Portfolio .............................................            258.196          3,355          5,332

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                 STATEMENT OF ASSETS AND LIABILITIES (Continued)
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------


ASSETS:
  Investments at Market Value:

                                                              Shares             Cost         Market Value
                                                          -------------------------------------------------
      Van Eck
        Worldwide Emerging Markets Fund ...............     56,163.034           573,667            457,167
        Worldwide Hard Assets Fund ....................     19,300.428           210,921            206,322
                                                                          ---------------------------------

        Total Investments .............................                   $2,854,369,042     $2,376,323,112
          Total Assets                                                                       $2,376,323,112
                                                                                             ==============
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY
  CONTRACT HOLDERS:
        Accumulation Reserves .........................                                      $2,372,778,005
        Annuity Reserves ..............................                                           3,545,107
                                                                                             --------------
                                                                                             $2,376,323,112
                                                                                             ==============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                             STATEMENT OF OPERATIONS
           For The Years Ended December 31, 2001 and December 31, 2000

                                                        2001            AIM            AIM
                                                                      Capital      International
                                                                    Appreciation      Equity
                                                        Total           Fund           Fund
                                                        -----       ------------   -------------
Investment Income (Loss):
  Dividends .....................................   $ 160,506,194    $ 184,693      $    82,640
Expenses:
  Mortality & Expense Risk Fees .................      29,342,541       32,977           30,235
  Daily Administrative Charges ..................       3,516,579        3,956            3,628
                                                    -------------    ---------      -----------
Net Investment Income (Loss) ....................     127,647,074      147,760           48,777
                                                    -------------    ---------      -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     (88,920,589)    (197,933)      (1,819,005)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (377,579,568)    (774,366)         726,194
                                                    -------------    ---------      -----------
    Net Gain (Loss) on Investments ..............    (466,500,157)    (972,299)      (1,092,811)
                                                    -------------    ---------      -----------
Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $(338,853,083)   $(824,539)     $(1,044,034)
                                                    =============    =========      ===========

                                                                    Alliance      Alliance
                                                      Alliance     Bernstein      Bernstein
                                                      Bernstein       Real          Small
                                                    International    Estate          Cap
                                                        Value      Investment       Value
                                                      Portfolio    Portfolio      Portfolio
                                                    -------------  ----------     ---------
Investment Income (Loss):
  Dividends .....................................   $       0      $  593,649     $        0
Expenses:
  Mortality & Expense Risk Fees .................      12,316         227,919         58,925
    Daily Administrative Charges ................       1,476          27,298          7,065
                                                    ---------      ----------     ----------
Net Investment Income (Loss) ....................     (13,792)        338,432        (65,990)
                                                    ---------      ----------     ----------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................    (133,561)        107,434         20,906
    Change in Unrealized Appreciation
        (Depreciation) ..........................     234,558       1,239,036      1,150,763
                                                    ---------      ----------     ----------
    Net Gain (Loss) on Investments ..............     100,997       1,346,470      1,171,669
                                                    ---------      ----------     ----------
Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $  87,205      $1,684,902     $1,105,679
                                                    =========      ==========     ==========

                                                      Alliance
                                                      Bernstein      Alliance     Alliance
                                                       Utility      Bernstein   Conservative
                                                       Income         Value       Investors
                                                      Portfolio     Portfolio     Portfolio
                                                      ---------     ---------   ------------
Investment Income (Loss):
  Dividends .....................................   $  2,459,741    $      0    $ 3,239,546
Expenses:
  Mortality & Expense Risk Fees .................        702,586      81,245         34,267
  Daily Administrative Charges ..................         84,194       9,739          4,112
                                                    ------------    --------    -----------
Net Investment Income (Loss) ....................      1,672,961     (90,984)     3,201,167
                                                    ------------    --------    -----------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
      Activity ..................................      1,473,618     (25,531)    (4,228,498)
    Change in Unrealized Appreciation
      (Depreciation) ............................    (18,486,288)    712,290        889,802
                                                    ------------    --------    -----------
    Net Gain (Loss) on Investments ..............    (17,012,670)    686,759     (3,338,696)
                                                    ------------    --------    -----------
Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $(15,339,709)   $595,775    $  (137,529)
                                                    ============    ========    ===========

                                                                  Alliance
                                                     Alliance      Global
                                                      Global       Dollar      Alliance
                                                       Bond      Government     Growth
                                                     Portfolio   Portfolio     Portfolio
                                                     ---------   ----------    ---------
Investment Income (Loss):
    Dividends ...................................   $       0    $ 873,320    $ 40,571,947
Expenses:
    Mortality & Expense Risk Fees ...............      96,858      107,746       3,344,591
    Daily Administrative Charges ................      11,617       12,918         401,051
                                                    ---------    ---------    ------------
Net Investment Income (Loss) ....................    (108,475)     752,656      36,826,305
                                                    ---------    ---------    ------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................     (13,903)    (445,311)    (12,521,407)
    Change in Unrealized Appreciation
        (Depreciation) ..........................     (31,455)     355,574    (106,863,755)
                                                    ---------    ---------    ------------
    Net Gain (Loss) on Investments ..............     (45,358)     (89,737)   (119,385,162)
                                                    ---------    ---------    ------------
Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $(153,833)   $ 662,919    $(82,558,857)
                                                    =========    =========    ============

                                                      Alliance
                                                       Growth         Alliance      Alliance
                                                          &            Growth         High
                                                       Income        Investors        Yield
                                                      Portfolio      Portfolio      Portfolio
                                                      ---------      ---------      ----------
Investment Income (Loss):
  Dividends .....................................   $ 25,913,504    $ 3,166,143    $ 1,870,211
Expenses:
  Mortality & Expense Risk Fees .................      6,804,361         21,644        311,323
  Daily Administrative Charges ..................        815,621          2,597         37,315
                                                    ------------    -----------    -----------
Net Investment Income (Loss) ....................     18,293,522      3,141,902      1,521,573
                                                    ------------    -----------    -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................      8,041,792     (4,669,646)    (1,552,463)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (33,958,369)     1,273,902        257,163
                                                    ------------    -----------    -----------
    Net Gain (Loss) on Investments ..............    (25,916,577)    (3,395,744)    (1,295,300)
                                                    ------------    -----------    -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $ (7,623,055)   $  (253,842)   $   226,273
                                                    ============    ===========    ===========

                                                                                    Alliance
                                                                                      North
                                                                      Alliance      American
                                                       Alliance        Money       Government
                                                     International     Market        Income
                                                       Portfolio     Portfolio      Portfolio
                                                     -------------   ---------     ----------
Investment Income (Loss):
  Dividends .....................................   $  3,348,353    $3,766,360    $ 2,469,201
Expenses:
  Mortality & Expense Risk Fees .................        708,102     1,437,505        432,619
  Daily Administrative Charges ..................         84,892       172,239         51,890
                                                    ------------    ----------    -----------
Net Investment Income (Loss) ....................      2,555,359     2,156,616      1,984,692
                                                    ------------    ----------    -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (29,229,188)            0       (195,417)
  Change in Unrealized Appreciation
    (Depreciation) ..............................     11,339,037             0     (1,368,988)
                                                    ------------    ----------    -----------
  Net Gain (Loss) on Investments ................    (17,890,151)            0     (1,564,405)
                                                    ------------    ----------    -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(15,334,792)   $2,156,616    $   420,287
                                                    ============    ==========    ===========

                                                      Alliance                      Alliance
                                                       Premier       Alliance      Short-Term
                                                       Growth         Quasar      Multi-Market
                                                      Portfolio      Portfolio      Portfolio
                                                      ---------      ---------    ------------
Investment Income (Loss):
  Dividends .....................................   $ 27,563,823    $  1,956,987    $ 396,763
Expenses:
  Mortality & Expense Risk Fees .................      6,377,813         739,204        2,878
  Daily Administrative Charges ..................        764,104          88,699          345
                                                    ------------    ------------    ---------
Net Investment Income (Loss) ....................     20,421,906       1,129,084      393,540
                                                    ------------    ------------    ---------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     21,875,889      (4,837,020)    (451,313)
  Change in Unrealized Appreciation
    (Depreciation) ..............................   (153,527,475)     (6,274,879)      63,330
                                                    ------------    ------------    ---------
  Net Gain (Loss) on Investments ................   (131,651,586)    (11,111,899)    (387,983)
                                                    ------------    ------------    ---------
                                                    ------------    ------------    ---------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(111,229,680)  $ (9,982,815)   $   5,557
                                                    ============    ============    =========

                                                                                   Alliance
                                                                                     U.S.
                                                                                  Government/
                                                                      Alliance       High
                                                       Alliance        Total         Grade
                                                      Technology       Return     Securities
                                                       Portfolio     Portfolio     Portfolio
                                                      ----------     ---------    -----------
Investment Income (Loss):
  Dividends .....................................   $ 20,099,393    $ 5,293,607    $3,008,232
Expenses:
  Mortality & Expense Risk Fees .................      3,076,618      1,551,331       876,954
  Daily Administrative Charges ..................        368,554        185,989       105,159
                                                    ------------    -----------    ----------
Net Investment Income (Loss) ....................     16,654,221      3,556,287     2,026,119
                                                    ------------    -----------    ----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (46,398,503)       810,561      (156,493)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (52,731,788)    (3,827,579)    2,000,342
                                                    ------------    -----------    ----------
  Net Gain (Loss) on Investments ................    (99,130,291)    (3,017,018)    1,843,849
                                                    ------------    -----------    ----------
Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $(82,476,070)   $   539,269    $3,869,968
                                                    ============    ===========    ==========

                                                      Alliance                    Brinson
                                                      Worldwide      Brinson      Global
                                                    Privatization    Balanced     Income
                                                      Portfolio     Portfolio    Portfolio
                                                    -------------   ---------    ---------
Investment Income (Loss):
  Dividends .....................................   $  2,314,658    $ 384,399    $     0
Expenses:
  Mortality & Expense Risk Fees .................        481,288       17,310      4,982
  Daily Administrative Charges ..................         57,672        2,069        594
                                                    ------------    ---------    -------
Net Investment Income (Loss) ....................      1,775,698      365,020     (5,576)
                                                    ------------    ---------    -------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     (2,679,617)    (455,571)    11,736
  Change in Unrealized Appreciation
    (Depreciation) ..............................     (7,559,066)     143,302     (2,556)
                                                    ------------    ---------    -------
  Net Gain (Loss) on Investments ................    (10,238,683)    (312,269)     9,180
                                                    ------------    ---------    -------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $ (8,462,985)   $  52,751    $ 3,604
                                                    ============    =========    =======

                                                                     Brinson
                                                                      Growth       Brinson
                                                       Brinson          &           High
                                                       Growth         Income       Income
                                                      Portfolio     Portfolio     Portfolio
                                                      ---------     ---------     ---------
Investment Income (Loss):
  Dividends .....................................   $   994,475    $ 1,723,040    $  44,872
Expenses:
  Mortality & Expense Risk Fees .................        17,620         65,022        6,716
  Daily Administrative Charges ..................         2,109          7,789          800
                                                    -----------    -----------    ---------
Net Investment Income (Loss) ....................       974,746      1,650,229       37,356
                                                    -----------    -----------    ---------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (2,144,139)    (2,086,387)    (316,452)
  Change in Unrealized Appreciation
    (Depreciation) ..............................       628,660        225,652      227,449
                                                    -----------    -----------    ---------
  Net Gain (Loss) on Investments ................    (1,515,479)    (1,860,735)     (89,003)
                                                    -----------    -----------    ---------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $  (540,733)   $  (210,506)   $ (51,647)
                                                    ===========    ===========    =========

                                                      Brinson      Brinson      Brinson
                                                       Small      Strategic    Tactical
                                                        Cap         Income    Allocation
                                                     Portfolio    Portfolio    Portfolio
                                                     ---------    ---------   ----------
Investment Income (Loss):
  Dividends .....................................   $       0    $ 35,426    $ 3,074,239
Expenses:
  Mortality & Expense Risk Fees .................       6,538       8,087        447,618
  Daily Administrative Charges ..................         781         966         53,467
                                                    ---------    --------    -----------
Net Investment Income (Loss) ....................      (7,319)     26,373      2,573,154
                                                    ---------    --------    -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (122,097)    (79,678)    (1,566,652)
  Change in Unrealized Appreciation
    (Depreciation) ..............................      41,607      29,294     (6,781,973)
                                                    ---------    --------    -----------
  Net Gain (Loss) on Investments ................     (80,490)    (50,384)    (8,348,625)
                                                    ---------    --------    -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $ (87,809)   $(24,011)   $(5,775,471)
                                                    =========    ========    ===========

                                                    Dreyfus
                                                      Small        Dreyfus       Fidelity
                                                     Company        Stock         Asset
                                                      Stock         Index        Manager
                                                    Portfolio        Fund       Portfolio
                                                    ---------      -------      ---------
Investment Income (Loss):
  Dividends .....................................   $  1,251    $   250,772    $   680,075
Expenses:
  Mortality & Expense Risk Fees .................     23,746        200,628        147,487
  Daily Administrative Charges ..................      2,849         24,074         17,698
                                                    --------    -----------    -----------
Net Investment Income (Loss) ....................    (25,344)        26,070        514,890
                                                    --------    -----------    -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     38,869        303,919       (356,215)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (79,525)    (2,815,221)      (839,123)
                                                    --------    -----------    -----------
  Net Gain (Loss) on Investments ................    (40,656)    (2,511,302)    (1,195,338)
                                                    --------    -----------    -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(66,000)   $(2,485,232)   $  (680,448)
                                                    ========    ===========    ===========

                                                                                 Fidelity
                                                     Fidelity      Fidelity        High
                                                    Contrafund      Growth        Income
                                                     Portfolio    Portfolio      Portfolio
                                                    ----------    ---------      ---------
Investment Income (Loss):
  Dividends .....................................   $ 190,360    $ 1,278,570    $   591,296
Expenses:
  Mortality & Expense Risk Fees .................      63,344        198,235         48,830
  Daily Administrative Charges ..................       7,586         23,789          5,859
                                                    ---------    -----------    -----------
Net Investment Income (Loss) ....................     119,430      1,056,546        536,607
                                                    ---------    -----------    -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     (76,662)    (2,448,536)    (1,715,936)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (843,688)    (2,401,358)       677,378
                                                    ---------    -----------    -----------
  Net Gain (Loss) on Investments ................    (920,350)    (4,849,894)    (1,038,558)
                                                    ---------    -----------    -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(800,920)   $(3,793,348)   $  (501,951)
                                                    =========    ===========    ===========

                                                     Fidelity
                                                    Investment     Fidelity
                                                       Grade         Money        Fidelity
                                                       Bond          Market       Overseas
                                                     Portfolio     Portfolio      Portfolio
                                                    ----------     ---------      ---------
Investment Income (Loss):
  Dividends .....................................    $348,441      $511,986       $ 104,597
Expenses:
  Mortality & Expense Risk Fees .................      75,939       159,730           9,545
  Daily Administrative Charges ..................       9,113        19,130           1,145
                                                     --------      --------       ---------
Net Investment Income (Loss) ....................     263,389       333,126         93,907
                                                     --------      --------       ---------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     251,793             0         (30,131)
  Change in Unrealized Appreciation
    (Depreciation) ..............................     (83,795)            0        (254,779)
                                                     --------      --------       ---------
  Net Gain (Loss) on Investments ................     167,998             0        (284,910)
                                                     --------      --------       ---------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................    $431,387      $333,126       $(191,003)
                                                     ========      ========       =========

                                                      Mercury        Mercury       Mercury
                                                        HW             Low           U.S.
                                                   International     Duration       Large
                                                        VIP            VIP           Cap
                                                     Portfolio      Portfolio       Fund
                                                   -------------    ---------      -------
Investment Income (Loss):
  Dividends .....................................   $  83,027        $ 5,493      $    177
Expenses:
  Mortality & Expense Risk Fees .................      20,164          1,334         9,108
  Daily Administrative Charges ..................       2,407            149         1,093
                                                    ---------        -------      --------
Net Investment Income (Loss) ....................      60,456          4,010       (10,024)
                                                    ---------        -------      --------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     (12,735)         6,103       (52,261)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (315,046)        (1,692)      (21,729)
                                                    ---------        -------      --------
  Net Gain (Loss) on Investments ................    (327,781)         4,411       (73,990)
                                                    ---------        -------      --------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(267,325)       $ 8,421      $(84,014)
                                                    =========        =======      ========

                                                       Merrill      Merrill
                                                        Lynch        Lynch          Merrill
                                                      American       Basic           Lynch
                                                      Balanced       Value          Capital
                                                        Focus        Focus           Focus
                                                        Fund         Fund            Fund
                                                      --------     ---------        -------
Investment Income (Loss):
  Dividends .....................................       $ 294      $ 564,440         $  92
Expenses:
  Mortality & Expense Risk Fees .................          78        121,356            48
  Daily Administrative Charges ..................          12         14,508             6
                                                        -----      ---------         -----
Net Investment Income (Loss) ....................         204        428,576            38
                                                        -----      ---------         -----
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................          (4)      (118,675)          414
  Change in Unrealized Appreciation
    (Depreciation) ..............................        (562)       (97,803)         (935)
                                                        -----      ---------         -----
    Net Gain (Loss) on Investments ..............        (566)      (216,478)         (521)
                                                        -----      ---------         -----
Increase (Decrease) in Net Assets
  Resulting From Operations .....................       $(362)     $ 212,098         $(483)
                                                        =====      =========         =====

                                                       Merrill       Merrill       Merrill
                                                        Lynch         Lynch         Lynch
                                                        Core        Developing    Domestic
                                                        Bond          Capital       Money
                                                        Focus         Markets      Market
                                                        Fund           Fund         Fund
                                                       -------      ----------   ----------
Investment Income (Loss):
  Dividends .....................................     $36,705        $ 1,412       $53,309
Expenses:
  Mortality & Expense Risk Fees .................       8,221          1,897        17,586
  Daily Administrative Charges ..................         983            226         2,102
                                                      -------        -------       -------
Net Investment Income (Loss) .............. .....      27,501           (711)       33,621
                                                      -------        -------       -------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................      (3,841)        (1,943)            0
  Change in Unrealized Appreciation
    (Depreciation) ..............................       9,557          2,307             0
                                                      -------        -------       -------
  Net Gain (Loss) on Investments ................       5,716            364             0
                                                      -------        -------       -------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................     $33,217        $  (347)      $33,621
                                                      =======        =======       =======

                                                      Merrill        Merrill       Merrill
                                                       Lynch          Lynch         Lynch
                                                      Global          Global        High
                                                    Allocation        Growth       Current
                                                       Focus          Focus        Income
                                                       Fund            Fund         Fund
                                                    ----------      --------       -------
Investment Income (Loss):
  Dividends .....................................   $  13,779      $   9,012      $ 70,648
Expenses:
  Mortality & Expense Risk Fees .................      12,049         12,059         8,318
  Daily Administrative Charges ..................       1,437          1,446           997
                                                    ---------      ---------      --------
Net Investment Income (Loss) ....................         293         (4,493)       61,333
                                                    ---------      ---------      --------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     (40,628)       (60,302)      (24,193)
  Change in Unrealized Appreciation
    (Depreciation) ..............................     (66,327)      (217,752)      (17,331)
                                                    ---------      ---------      --------
  Net Gain (Loss) on Investments ................    (106,955)      (278,054)      (41,524)
                                                    ---------      ---------      --------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(106,662)     $(282,547)     $ 19,809
                                                    =========      =========      ========

                                                                     Merrill
                                                     Merrill          Lynch        Merrill
                                                      Lynch           Large         Lynch
                                                  International        Cap         Natural
                                                     Equity            Core       Resources
                                                      Focus           Focus         Focus
                                                      Fund             Fund         Fund
                                                  -------------     ----------    ---------
Investment Income (Loss):
  Dividends .....................................   $  18,437      $  13,188       $    81
Expenses:
  Mortality & Expense Risk Fees .................       4,877         21,691           567
  Daily Administrative Charges ..................         582          2,599            68
                                                    ---------      ---------       -------
Net Investment Income (Loss) ....................      12,978        (11,102)         (554)
                                                    ---------      ---------       -------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (199,112)      (159,291)        4,265
  Change in Unrealized Appreciation
    (Depreciation) ..............................      69,715         (5,070)       (9,018)
                                                    ---------      ---------       -------
  Net Gain (Loss) on Investments ................    (129,397)      (164,361)       (4,753)
                                                    ---------      ---------       -------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(116,419)     $(175,463)      $(5,307)
                                                    =========      =========       =======

                                                     Merrill       Merrill
                                                      Lynch         Lynch
                                                      Small       Utilities        Morgan
                                                       Cap           and           Stanley
                                                      Value   Telecommunications   Equity
                                                      Focus         Focus          Growth
                                                      Fund          Fund          Portfolio
                                                     -------  ------------------  ---------
Investment Income (Loss):
  Dividends .....................................   $173,295       $  70,958        $    0
Expenses:
  Mortality & Expense Risk Fees .................     28,055          13,292            58
  Daily Administrative Charges ..................      3,341           1,593             0
                                                    --------       ---------        ------
Net Investment Income (Loss) ....................    141,899          56,073           (58)
                                                    --------       ---------        ------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     68,124        (162,663)          167
  Change in Unrealized Appreciation
    (Depreciation) ..............................    342,585         (60,827)        2,856
                                                    --------       ---------        ------
  Net Gain (Loss) on Investments ................    410,709        (223,490)        3,023
                                                    --------       ---------        ------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $552,608       $(167,417)       $2,965
                                                    ========       =========        ======

                                                      Morgan
                                                      Stanley        Morgan        Morgan
                                                       Fixed        Stanley        Stanley
                                                      Income       Technology       Value
                                                     Portfolio     Portfolio      Portfolio
                                                     ---------     ----------     ---------
Investment Income (Loss):
  Dividends .....................................     $ 2,381        $    0          $122
Expenses:
  Mortality & Expense Risk Fees .................          54            31             1
  Daily Administrative Charges ..................           0             0             0
                                                      -------        ------          ----
Net Investment Income (Loss) ....................       2,327           (31)          121
                                                      -------        ------          ----
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................         (82)          255             1
  Change in Unrealized Appreciation
    (Depreciation) ..............................      (2,405)        3,041           (57)
                                                      -------        ------          ----
  Net Gain (Loss) on Investments ................      (2,487)        3,296           (56)
                                                      -------        ------          ----
Increase (Decrease) in Net Assets
  Resulting From Operations .....................     $  (160)       $3,265          $ 65
                                                      =======        ======          ====

                                                     Van Eck         Van Eck
                                                    Worldwide       Worldwide
                                                    Emerging          Hard
                                                     Markets         Assets
                                                      Fund            Fund
                                                    ---------      ----------
Investment Income (Loss):
  Dividends .....................................   $       0      $  2,774
Expenses:
  Mortality & Expense Risk Fees .................       6,186         2,829
  Daily Administrative Charges ..................         742           340
                                                    ---------      --------
Net Investment Income (Loss) ....................      (6,928)         (395)
                                                    ---------      --------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (148,709)        1,269
  Change in Unrealized Appreciation
    (Depreciation) ..............................     128,470       (30,852)
                                                    ---------      --------
  Net Gain (Loss) on Investments ................     (20,239)      (29,583)
                                                    ---------      --------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $ (27,167)     $(29,978)
                                                    =========      ========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                             STATEMENT OF OPERATIONS
           For The Years Ended December 31, 2001 and December 31, 2000

                                                        2000            AIM              AIM
                                                                      Capital       International
                                                                    Appreciation        Equity
                                                        Total          Fund             Fund
                                                        -----       ------------    -------------
Investment Income (Loss):
  Dividends .....................................   $ 178,189,327    $    91,184     $   342,022
Expenses:
  Mortality & Expense Risk Fees .................      32,590,959         44,923          60,785
  Daily Administrative Charges ..................       3,908,117          5,393           7,297
                                                    ------------     -----------     -----------
Net Investment Income (Loss) ....................     141,690,251         40,868         273,940
                                                    ------------     -----------     -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     246,310,254        593,328         754,956
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (659,597,921)    (1,110,539)     (2,097,647)
                                                    ------------     -----------     -----------
  Net Gain (Loss) on Investments ................    (413,287,667)      (517,211)     (1,342,691)
                                                    ------------     -----------     -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(271,597,416)   $  (476,343)    $(1,068,751)
                                                    =============    ===========     ===========

                                                                                       Alliance
                                                     Alliance         Alliance          Growth
                                                      Money           Premier             &
                                                      Market           Growth           Income
                                                    Portfolio        Portfolio        Portfolio
                                                    ---------        ---------        ---------
Investment Income (Loss):
  Dividends .....................................   $5,253,004     $  34,522,272     $30,335,212
Expenses:
  Mortality & Expense Risk Fees .................    1,143,738         8,294,256       5,491,452
  Daily Administrative Charges ..................      137,208           994,240         658,628
                                                    ----------     -------------     -----------
Net Investment Income (Loss) ....................    3,972,058        25,233,776      24,185,132
                                                    ----------     -------------     -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................            0        70,637,928      36,409,375
  Change in Unrealized Appreciation
    (Depreciation) ..............................            0      (222,393,450)     (8,745,747)
                                                    ----------     -------------     -----------
  Net Gain (Loss) on Investments ................            0      (151,755,522)     27,663,628
                                                    ----------     -------------     -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $3,972,058     $(126,521,746)    $51,848,760
                                                    ==========     =============     ===========

                                                                        Alliance        Alliance
                                                       Alliance        Short-Term       Global
                                                    International     Multi-Market       Bond
                                                      Portfolio        Portfolio       Portfolio
                                                    -------------     ------------     ---------
Investment Income (Loss):
  Dividends .....................................   $  6,205,857        $161,147       $ 287,167
Expenses:
  Mortality & Expense Risk Fees .................        892,970          25,662          94,635
  Daily Administrative Charges ..................        107,131           3,081          11,359
                                                    ------------        --------       ---------
Net Investment Income (Loss) ....................      5,205,756         132,404         181,173
                                                    ------------        --------       ---------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................      9,762,380         (44,869)       (164,344)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (31,527,839)        (37,201)        (56,259)
                                                    ------------        --------       ---------
  Net Gain (Loss) on Investments ................    (21,765,459)        (82,070)       (220,603)
                                                    ------------        --------       ---------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(16,559,703)       $ 50,334       $ (39,430)
                                                    ============        ========       =========

                                                      Alliance
                                                        U.S.                           Alliance
                                                    Government/        Alliance         North
                                                        High            Global         American
                                                       Grade            Dollar        Government
                                                     Securities       Government        Income
                                                     Portfolio        Portfolio       Portfolio
                                                    ------------     ------------    ------------
Investment Income (Loss):
  Dividends .....................................   $2,923,515       $   887,148      $2,024,616
Expenses:
  Mortality & Expense Risk Fees .................      621,360            95,885         293,817
  Daily Administrative Charges ..................       74,545            11,505          35,262
                                                    ----------       -----------      ----------
Net Investment Income (Loss) ....................    2,227,610           779,758       1,695,537
                                                    ----------       -----------      ----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     (882,000)       (1,009,549)       (185,991)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    3,207,745         1,124,178         934,672
                                                    ----------       -----------      ----------
  Net Gain (Loss) on Investments ................    2,325,745           114,629         748,681
                                                    ----------       -----------      ----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $4,553,355       $   894,387      $2,444,218
                                                    ==========       ===========      ==========

                                                     Alliance       Alliance       Alliance
                                                     Utility      Conservative      Growth
                                                      Income       Investors      Investors
                                                    Portfolio      Portfolio      Portfolio
                                                    ---------     ------------    ---------
Investment Income (Loss):
  Dividends .....................................   $2,573,768    $ 2,739,879    $ 3,261,106
Expenses:
  Mortality & Expense Risk Fees .................      544,188        263,530        169,371
  Daily Administrative Charges ..................       65,248         31,639         20,334
                                                    ----------    -----------    -----------
Net Investment Income (Loss) ....................    1,964,332      2,444,710      3,071,401
                                                    ----------    -----------    -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    2,803,965        279,246        486,984
  Change in Unrealized Appreciation
    (Depreciation) ..............................     (463,602)    (1,836,875)    (4,055,896)
                                                    ----------    -----------    -----------
  Net Gain (Loss) on Investments ................    2,340,363     (1,557,629)    (3,568,912)
                                                    ----------    -----------    -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $4,304,695    $   887,081    $  (497,511)
                                                    ==========    ===========    ===========

                                                                     Alliance       Alliance
                                                       Alliance        Total        Worldwide
                                                        Growth        Return      Privatization
                                                      Portfolio      Portfolio      Portfolio
                                                      ---------      ---------    -------------
Investment Income (Loss):
    Dividends ...................................   $ 37,791,357    $5,876,098    $  3,597,099
Expenses:
  Mortality & Expense Risk Fees .................      4,725,802       858,153         660,590
  Daily Administrative Charges ..................        566,809       102,909          79,225
                                                    ------------    ----------    ------------
Net Investment Income (Loss) ....................     32,498,746     4,915,036       2,857,284
                                                    ------------    ----------    ------------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     38,780,438     1,912,302       1,858,390
  Change in Unrealized Appreciation
    (Depreciation) ..............................   (147,394,118)      496,891     (19,490,506)
                                                    ------------    ----------    ------------
  Net Gain (Loss) on Investments ................   (108,613,680)    2,409,193     (17,632,116)
                                                    ------------    ----------    ------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(76,114,934)   $7,324,229    $(14,774,832)
                                                    ============    ==========    ============

                                                                                    Alliance
                                                                                      Real
                                                       Alliance        Alliance       Estate
                                                      Technology        Quasar      Investment
                                                      Portfolio       Portfolio     Portfolio
                                                      ----------      ---------     ----------
Investment Income (Loss):
    Dividends ...................................    $ 22,797,911    $ 2,157,626    $  533,097
Expenses:
  Mortality & Expense Risk Fees .................       4,925,729        963,533       160,018
  Daily Administrative Charges ..................         590,373        115,532        19,178
                                                     ------------    -----------    ----------
Net Investment Income (Loss) ....................      17,281,809      1,078,561       353,901
                                                     ------------    -----------    ----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................      79,813,312      3,100,780      (253,917)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (200,477,833)    (4,997,624)    2,714,096
                                                     ------------    -----------    ----------
  Net Gain (Loss) on Investments ................    (120,664,521)    (1,896,844)    2,460,179
                                                     ------------    -----------    ----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(103,382,712)   $  (818,283)   $2,814,080
                                                    =============    ===========    ==========

                                                                                     Dreyfus
                                                      Alliance        Dreyfus         Zero
                                                        High           Stock         Coupon
                                                       Yield           Index          2000
                                                     Portfolio          Fund        Portfolio
                                                     ---------        -------       ---------
Investment Income (Loss):
  Dividends .....................................   $ 1,849,796     $   487,356      $3,957
Expenses:
  Mortality & Expense Risk Fees .................       261,693         258,827         932
    Daily Administrative Charges ................        31,372          31,073         112
                                                    -----------     -----------      ------
Net Investment Income (Loss) ....................     1,556,731         197,456       2,913
                                                    -----------     -----------      ------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (1,371,067)      1,559,717        (749)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (1,570,763)     (3,987,035)      1,016
                                                    -----------     -----------      ------
  Net Gain (Loss) on Investments ................    (2,941,830)     (2,427,318)        267
                                                    -----------     -----------      ------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(1,385,099)    $(2,229,862)     $3,180
                                                    ===========     ===========      ======

                                                     Dreyfus
                                                      Small      Fidelity    Fidelity
                                                     Company      Money        Asset
                                                      Stock       Market      Manager
                                                    Portfolio   Portfolio    Portfolio
                                                    ---------   ---------    ---------
Investment Income (Loss):
  Dividends .....................................   $  3,042    $683,836    $ 1,192,656
Expenses:
  Mortality & Expense Risk Fees .................     22,656     138,785        148,107
  Daily Administrative Charges ..................      2,720      16,663         17,781
                                                    --------    --------    -----------
Net Investment Income (Loss) ....................    (22,334)    528,388      1,026,768
                                                    --------    --------    -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     33,055           0        (96,920)
  Change in Unrealized Appreciation
    (Depreciation) ..............................     93,092           0     (1,577,357)
                                                    --------    --------    -----------
  Net Gain (Loss) on Investments ................    126,147           0     (1,674,277)
                                                    --------    --------    -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $103,813    $528,388    $  (647,509)
                                                    ========    ========    ===========

                                                                                   Fidelity
                                                                     Fidelity     Investment
                                                      Fidelity         High         Grade
                                                       Growth         Income         Bond
                                                     Portfolio      Portfolio     Portfolio
                                                     ---------      ---------     ---------
Investment Income (Loss):
  Dividends .....................................   $ 2,545,668    $   481,806    $ 326,160
Expenses:
  Mortality & Expense Risk Fees .................       291,443         51,761       57,559
  Daily Administrative Charges ..................        34,990          6,214        6,910
                                                    -----------    -----------    ---------
Net Investment Income (Loss) ....................     2,219,235        423,831      261,691
                                                    -----------    -----------    ---------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     2,145,954     (1,040,156)    (169,921)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (7,281,103)      (401,612)     320,671
                                                    -----------    -----------    ---------
  Net Gain (Loss) on Investments ................    (5,135,149)    (1,441,768)     150,750
                                                    -----------    -----------    ---------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(2,915,914)   $(1,017,937)   $ 412,441
                                                    ===========    ===========    =========

                                                                                 Mercury
                                                                                    HW
                                                     Fidelity      Fidelity   International
                                                     Overseas     Contrafund       VIP
                                                    Portfolio     Portfolio     Portfolio
                                                    ---------     ----------  -------------
Investment Income (Loss):
  Dividends .....................................   $ 137,099    $   867,430     $12,728
Expenses:
  Mortality & Expense Risk Fees .................      14,329         80,838       6,457
  Daily Administrative Charges ..................       1,720          9,705         774
                                                    ---------    -----------     -------
Net Investment Income (Loss) ....................     121,050        776,887       5,497
                                                    ---------    -----------     -------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................      43,059        196,398       2,336
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (412,012)    (1,498,459)     24,903
                                                    ---------    -----------     -------
  Net Gain (Loss) on Investments ................    (368,953)    (1,302,061)     27,239
                                                    ---------    -----------     -------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(247,903)   $  (525,174)    $32,736
                                                    =========    ===========     =======

                                                                                  Merrill
                                                     Mercury        Mercury        Lynch
                                                       Low           U.S.          Basic
                                                     Duration        Large         Value
                                                        VIP           Cap          Focus
                                                     Portfolio        Fund          Fund
                                                     ---------      --------      --------
Investment Income (Loss):
  Dividends .....................................     $12,868      $  11,738      $943,415
Expenses:
  Mortality & Expense Risk Fees .................       2,304          5,225       102,463
  Daily Administrative Charges ..................         277            627        12,250
                                                      -------      ---------      --------
Net Investment Income (Loss) ....................      10,287          5,886       828,702
                                                      -------      ---------      --------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................          59           (311)      (68,158)
  Change in Unrealized Appreciation
    (Depreciation) ..............................       2,957       (110,100)      171,317
                                                      -------      ---------       --------
  Net Gain (Loss) on Investments ................       3,016       (110,411)      103,159
                                                      -------      ---------      --------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................     $13,303      $(104,525)     $931,861
                                                      =======      =========      ========

                                                                    Merrill        Merrill
                                                      Merrill        Lynch          Lynch
                                                      Lynch        Developing      Domestic
                                                      Capital       Capital         Money
                                                      Focus         Markets         Market
                                                       Fund           Fund          Fund
                                                     --------      ----------     ---------
Investment Income (Loss):
  Dividends .....................................     $  365        $  1,471        $89,899
Expenses:
  Mortality & Expense Risk Fees .................        632           2,509         19,318
  Daily Administrative Charges ..................         76             298          2,312
                                                      ------        --------        -------
Net Investment Income (Loss) ....................       (343)         (1,336)        68,269
                                                      ------        --------        -------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................      6,901             175              0
  Change in Unrealized Appreciation
    (Depreciation) ..............................      1,022         (69,116)             0
                                                      ------        --------        -------
  Net Gain (Loss) on Investments ................      7,923         (68,941)             0
                                                      ------        --------        -------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................     $7,580        $(70,277)       $68,269
                                                      ======        ========        =======

                                                                                  Merrill
                                                    Merrill        Merrill         Lynch
                                                     Lynch          Lynch        Utilities
                                                     Global         Global          and
                                                     Growth        Strategy  Telecommunications
                                                     Focus          Focus          Focus
                                                      Fund           Fund           Fund
                                                    --------      ---------  ------------------
Investment Income (Loss):
  Dividends .....................................   $  75,598     $ 169,850      $ 473,843
Expenses:
  Mortality & Expense Risk Fees .................      10,387        13,685         13,967
  Daily Administrative Charges ..................       1,247         1,635          1,677
                                                    ---------     ---------      ---------
Net Investment Income (Loss) ....................      63,964       154,530        458,199
                                                    ---------     ---------      ---------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................       3,162            76         24,275
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (280,498)     (286,192)      (533,387)
                                                    ---------     ---------      ---------
  Net Gain (Loss) on Investments ................    (277,336)     (286,116)      (509,112)
                                                    ---------     ---------      ---------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(213,372)    $(131,586)     $ (50,913)
                                                    =========     =========      =========

                                                      Merrill      Merrill      Merrill
                                                       Lynch        Lynch        Lynch
                                                        High    International   Natural
                                                      Current       Equity     Resources
                                                       Income       Focus        Focus
                                                        Fund         Fund         Fund
                                                     --------   -------------  ----------
Investment Income (Loss):
  Dividends .....................................   $  71,223    $  76,713      $   186
Expenses:
  Mortality & Expense Risk Fees .................       8,887       16,571          693
  Daily Administrative Charges ..................       1,065        1,979           82
                                                    ---------    ---------      -------
Net Investment Income (Loss) ....................      61,271       58,163         (589)
                                                    ---------    ---------      -------
Realized & Unrealized Gain (Loss) on Investments:
 Realized Gain (Loss) on Investment
    Activity ....................................     (18,318)      36,819        7,057
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (104,240)    (370,075)      10,862
                                                    ---------    ---------      -------
  Net Gain (Loss) on Investments ................    (122,558)    (333,256)      17,919
                                                    ---------    ---------      -------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $ (61,287)   $(275,093)     $17,330
                                                    =========    =========      =======

                                                                             Merrill
                                                                              Lynch
                                                    Merrill     Merrill       Small
                                                     Lynch       Lynch         Cap
                                                     Prime      Quality       Value
                                                      Bond       Equity       Focus
                                                      Fund        Fund         Fund
                                                    -------     --------     --------
Investment Income (Loss):
  Dividends .....................................   $40,643    $ 555,946    $ 440,187
Expenses:
  Mortality & Expense Risk Fees .................     7,887       24,580       22,191
  Daily Administrative Charges ..................       944        2,944        2,645
                                                    -------    ---------    ---------
Net Investment Income (Loss) ....................    31,812      528,422      415,351
                                                    -------    ---------    ---------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (3,593)      11,396       26,560
  Change in Unrealized Appreciation
    (Depreciation) ..............................    24,258     (774,459)    (252,706)
                                                    -------    ---------    ---------
  Net Gain (Loss) on Investments ................    20,665     (763,063)    (226,146)
                                                    -------    ---------    ---------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $52,477    $(234,641)   $ 189,205
                                                    =======    =========    =========

                                                                 Mitchell
                                                     Mitchell    Hutchins     Mitchell
                                                     Hutchins     Global      Hutchins
                                                     Balanced     Income       Growth
                                                    Portfolio   Portfolio    Portfolio
                                                    ---------   ---------    ---------
Investment Income (Loss):
  Dividends .....................................   $ 209,093    $11,971    $   517,038
Expenses:
  Mortality & Expense Risk Fees .................      17,954      4,958         29,797
  Daily Administrative Charges ..................       2,145        595          3,572
                                                    ---------    -------    -----------
Net Investment Income (Loss) ....................     188,994      6,418        483,669
                                                    ---------    -------    -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     (26,912)    (5,338)        37,063
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (168,142)    13,773     (1,085,963)
                                                    ---------    -------    -----------
  Net Gain (Loss) on Investments ................    (195,054)     8,435     (1,048,900)
                                                    ---------    -------    -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $  (6,060)   $14,853    $  (565,231)
                                                    =========    =======    ===========

                                                     Mitchell
                                                     Hutchins     Mitchell    Mitchell
                                                      Growth      Hutchins    Hutchins
                                                        &           High       Small
                                                      Income       Income       Cap
                                                    Portfolio    Portfolio   Portfolio
                                                    ---------    ---------   ---------
Investment Income (Loss):
  Dividends .....................................   $ 454,708    $  75,736    $163,655
Expenses:
  Mortality & Expense Risk Fees .................      84,518       13,246       9,110
  Daily Administrative Charges ..................      10,467        1,580       1,086
                                                    ---------    ---------    --------
Net Investment Income (Loss) ....................     359,723       60,910     153,459
                                                    ---------    ---------    --------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................      72,678     (135,854)     20,354
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (866,945)    (106,251)    (88,361)
                                                    ---------    ---------    --------
  Net Gain (Loss) on Investments ................    (794,267)    (242,105)    (68,007)
                                                    ---------    ---------    --------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(434,544)   $(181,195)   $ 85,452
                                                    =========    =========    ========

                                                     Mitchell     Mitchell     Van Eck
                                                     Hutchins     Hutchins    Worldwide
                                                    Strategic     Tactical       Hard
                                                      Income     Allocation     Assets
                                                    Portfolio    Portfolio       Fund
                                                    ---------   ------------  ----------
Investment Income (Loss):
  Dividends .....................................   $ 37,721    $   800,866    $ 1,975
Expenses:
    Mortality & Expense Risk Fees ...............     13,863        484,138      2,958
    Daily Administrative Charges ................      1,659         57,829        355
                                                    --------    -----------    -------
Net Investment Income (Loss) ....................     22,199        258,899     (1,338)
                                                    --------    -----------    -------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (42,010)       351,372      4,225
  Change in Unrealized Appreciation
    (Depreciation) ..............................     20,369     (1,923,915)    18,184
                                                    --------    -----------    -------
  Net Gain (Loss) on Investments ................    (21,641)    (1,572,543)    22,409
                                                    --------    -----------    -------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $    558    $(1,313,644)   $21,071
                                                    ========    ===========    =======

                                                     Van Eck      WP&G        WP&G
                                                    Worldwide    Tomorrow    Tomorrow
                                                     Emerging     Short       Medium
                                                     Markets       Term        Term
                                                       Fund      Portfolio   Portfolio
                                                    ---------    ---------  ----------
Investment Income (Loss):
  Dividends .....................................   $       0    $     0    $     0
Expenses:
  Mortality & Expense Risk Fees .................       6,629      2,538      2,814
  Daily Administrative Charges ..................         796        305        338
                                                    ---------    -------    -------
Net Investment Income (Loss) ....................      (7,425)    (2,843)    (3,152)
                                                    ---------    -------    -------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................       1,518     (7,380)    13,268
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (326,999)    15,865       (942)
                                                    ---------    -------    -------
  Net Gain (Loss) on Investments ................    (325,481)     8,485     12,326
                                                    ---------    -------    -------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(332,906)   $ 5,642    $ 9,174
                                                    =========    =======    =======

                                                       WP&G
                                                     Tomorrow
                                                       Long
                                                       Term
                                                    Portfolio
                                                    ---------
Investment Income (Loss):
  Dividends .....................................   $      0
Expenses:
  Mortality & Expense Risk Fees .................      3,353
  Daily Administrative Charges ..................        402
                                                    --------
Net Investment Income (Loss) ....................     (3,755)
                                                    --------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     46,750
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (32,024)
                                                    --------
  Net Gain (Loss) on Investments ................     14,726
                                                    --------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $ 10,971
                                                    ========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                       STATEMENT OF CHANGES IN NET ASSETS
           For The Years Ended December 31, 2001 and December 31, 2000

                                                       2001
                                                                        AIM            AIM
                                                                      Capital     International
                                                                   Appreciation      Equity
                                                       Total           Fund           Fund
                                                       -----       ------------   -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $127,647,074    $  147,760    $     48,777
  Realized Gain (Loss) on Investment Activity ...    (88,920,589)     (197,933)     (1,819,005)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............   (377,579,568)     (774,366)        726,194
                                                    ------------    ----------    ------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................   (338,853,083)     (824,539)     (1,044,034)
                                                    ------------    ----------    ------------
Capital Transactions:
  Contract Deposits .............................    376,606,550        45,210          51,228
  Administrative Charges ........................     (2,812,891)       (1,522)           (756)
  Transfers .....................................    228,989,799        (9,279)     (1,027,868)
  Contract Withdrawals ..........................   (313,968,386)     (122,972)       (154,441)
  Deferred Sales Charges ........................     (6,462,505)       (2,727)         (5,202)
  Death Benefits ................................    (36,727,398)       (6,147)         (5,677)
  Annuity Payments ..............................       (969,530)       (1,476)              0
                                                    ------------    ----------    ------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    244,655,639       (98,913)     (1,142,716)
                                                    ------------    ----------    ------------
Total Increase (Decrease) in Net Assets .........    (94,197,444)     (923,452)     (2,186,750)
Net Assets, at Beginning of Year ................   2,470,520,556    3,223,017       4,947,579
                                                    ------------    ----------    ------------
Net Assets, at End of Year ......................   $2,376,323,112  $2,299,565    $  2,760,829
                                                    =============   ==========    ============

                                                                   Alliance      Alliance
                                                     Alliance      Bernstein     Bernstein
                                                     Bernstein       Real          Small
                                                   International    Estate          Cap
                                                       Value      Investment       Value
                                                     Portfolio     Portfolio     Portfolio
                                                   -------------  ----------     ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  (13,792)   $   338,432    $   (65,990)
  Realized Gain (Loss) on Investment Activity ...     (133,561)       107,434         20,906
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      234,558      1,239,036      1,150,763
                                                    ----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................       87,205      1,684,902      1,105,679
                                                    ----------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................    1,908,368      3,494,511      8,505,190
  Administrative Charges ........................       (2,397)       (23,398)       (10,841)
  Transfers .....................................    1,870,334      4,253,410      8,023,015
  Contract Withdrawals ..........................      (18,674)    (2,578,083)      (141,362)
  Deferred Sales Charges ........................         (334)       (58,569)        (2,081)
  Death Benefits ................................       (6,486)      (199,451)       (65,023)
  Annuity Payments ..............................            0        (11,420)             0
                                                    ----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    3,750,811      4,877,000     16,308,898
                                                    ----------    -----------    -----------
Total Increase (Decrease) in Net Assets .........    3,838,016      6,561,902     17,414,577
Net Assets, at Beginning of Year ................            0     16,073,940              0
                                                    ----------    -----------    -----------
Net Assets, at End of Year ......................   $3,838,016    $22,635,842    $17,414,577
                                                    ==========    ===========    ===========

                                                      Alliance
                                                      Bernstein       Alliance       Alliance
                                                       Utility        Bernstein    Conservative
                                                       Income           Value        Investors
                                                      Portfolio       Portfolio      Portfolio
                                                      ---------       ---------    -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  1,672,961    $   (90,984)   $  3,201,167
  Realized Gain (Loss) on Investment Activity ...      1,473,618        (25,531)     (4,228,498)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    (18,486,288)       712,290         889,802
                                                    ------------    -----------    ------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (15,339,709)       595,775        (137,529)
                                                    ------------    -----------    ------------
Capital Transactions:
  Contract Deposits .............................     13,290,273     11,621,406              (1)
  Administrative Charges ........................        (69,833)       (15,583)         (1,103)
  Transfers .....................................     12,233,023     12,415,884     (17,192,276)
  Contract Withdrawals ..........................     (5,662,376)      (210,037)       (823,276)
  Deferred Sales Charges ........................       (104,367)        (2,071)        (16,787)
  Death Benefits ................................       (755,100)       (42,056)       (233,252)
  Annuity Payments ..............................         (1,593)             0            (536)
                                                    ------------    -----------    ------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     18,930,027     23,767,543     (18,267,231)
                                                    ------------    -----------    ------------
Total Increase (Decrease) in Net Assets .........      3,590,318     24,363,318     (18,404,760)
Net Assets, at Beginning of Year ................     52,802,932              0      18,404,760
                                                    ------------    -----------    ------------
Net Assets, at End of Year ......................   $ 56,393,250    $24,363,318    $          0
                                                    ============    ===========    ============

                                                                     Alliance
                                                     Alliance         Global
                                                      Global          Dollar       Alliance
                                                       Bond         Government      Growth
                                                     Portfolio       Portfolio     Portfolio
                                                     ---------      ----------     ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  (108,475)   $   752,656   $  36,826,305
  Realized Gain (Loss) on Investment Activity ...       (13,903)      (445,311)    (12,521,407)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............       (31,455)       355,574    (106,863,755)
                                                    -----------    -----------   -------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      (153,833)       662,919     (82,558,857)
                                                    -----------    -----------   -------------
Capital Transactions:
  Contract Deposits .............................     1,047,793        985,016      33,646,552
  Administrative Charges ........................        (7,812)        (6,567)       (308,247)
  Transfers .....................................     2,094,638      1,393,242        (238,137)
  Contract Withdrawals ..........................    (1,341,982)    (1,021,145)    (40,312,742)
  Deferred Sales Charges ........................       (16,202)       (10,668)       (644,884)
  Death Benefits ................................       (70,180)      (200,171)     (3,581,453)
  Annuity Payments ..............................        (4,131)        (1,484)        (64,951)
                                                    -----------    -----------   -------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     1,702,124      1,138,223     (11,503,862)
                                                    -----------    -----------   -------------
Total Increase (Decrease) in Net Assets .........     1,548,291      1,801,142     (94,062,719)
Net Assets, at Beginning of Year ................     7,555,461      7,469,997     331,249,877
                                                    -----------    -----------   -------------
Net Assets, at End of Year ......................   $ 9,103,752    $ 9,271,139   $ 237,187,158
                                                    ===========    ===========   =============

                                                      Alliance
                                                       Growth         Alliance       Alliance
                                                          &            Growth          High
                                                       Income         Investors        Yield
                                                      Portfolio       Portfolio      Portfolio
                                                      ---------       ---------      ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 18,293,522    $  3,141,902    $  1,521,573
  Realized Gain (Loss) on Investment Activity ...      8,041,792      (4,669,646)     (1,552,463)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    (33,958,369)      1,273,902         257,163
                                                    ------------    ------------    ------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (7,623,055)       (253,842)        226,273
                                                    ------------    ------------    ------------
Capital Transactions:
  Contract Deposits .............................     89,299,918               0       5,373,844
  Administrative Charges ........................       (628,485)           (627)        (33,108)
  Transfers .....................................     89,159,289     (10,747,262)      7,625,419
  Contract Withdrawals ..........................    (59,986,145)       (719,827)     (3,228,873)
  Deferred Sales Charges ........................     (1,061,061)         (7,025)       (111,322)
  Death Benefits ................................     (9,519,911)        (18,310)       (461,116)
  Annuity Payments ..............................       (210,883)         (1,118)        (44,697)
                                                    ------------    ------------    ------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    107,052,722     (11,494,169)      9,120,147
                                                    ------------    ------------    ------------
Total Increase (Decrease) in Net Assets .........     99,429,667     (11,748,011)      9,346,420
Net Assets, at Beginning of Year ................    490,137,775      11,748,011      20,124,451
                                                    ------------    ------------    ------------
Net Assets, at End of Year ......................   $589,567,442    $          0    $ 29,470,871
                                                    ============    ============    ============

                                                                                     Alliance
                                                                                       North
                                                                     Alliance        American
                                                      Alliance         Money        Government
                                                    International     Market          Income
                                                      Portfolio      Portfolio       Portfolio
                                                    -------------   -----------     ------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  2,555,359    $  2,156,616    $ 1,984,692
  Realized Gain (Loss) on Investment Activity ...    (29,229,188)              0       (195,417)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     11,339,037               0     (1,368,988)
                                                    ------------    ------------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (15,334,792)      2,156,616        420,287
                                                    ------------    ------------    -----------
Capital Transactions:
  Contract Deposits .............................      7,590,461      55,936,132      9,836,597
  Administrative Charges ........................        (65,442)       (128,114)       (49,028)
  Transfers .....................................        (40,037)     25,533,796     17,574,692
  Contract Withdrawals ..........................     (6,941,197)    (61,654,063)    (7,166,922)
  Deferred Sales Charges ........................       (111,669)     (1,550,835)      (100,896)
  Death Benefits ................................       (788,355)     (2,796,161)      (575,361)
  Annuity Payments ..............................        (16,115)       (111,845)       (13,991)
                                                    ------------    ------------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................       (372,354)     15,228,910     19,505,091
                                                    ------------    ------------    -----------
Total Increase (Decrease) in Net Assets .........    (15,707,146)     17,385,526     19,925,378
Net Assets, at Beginning of Year ................     66,719,315     110,092,258     25,421,032
                                                    ------------    ------------    -----------
Net Assets, at End of Year ......................   $ 51,012,169    $127,477,784    $45,346,410
                                                    ============    ============    ===========

                                                      Alliance                      Alliance
                                                       Premier       Alliance      Short-Term
                                                       Growth         Quasar      Multi-Market
                                                      Portfolio      Portfolio      Portfolio
                                                      ---------      ---------    ------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 20,421,906    $ 1,129,084    $   393,540
  Realized Gain (Loss) on Investment Activity ...     21,875,889     (4,837,020)      (451,313)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............   (153,527,475)    (6,274,879)        63,330
                                                    ------------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................   (111,229,680)    (9,982,815)         5,557
                                                    ------------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................     57,251,175      6,240,258              0
  Administrative Charges ........................       (656,312)       (68,610)          (125)
  Transfers .....................................     (1,841,278)     2,100,263     (1,481,811)
  Contract Withdrawals ..........................    (53,233,169)    (6,732,412)       (94,686)
  Deferred Sales Charges ........................     (1,195,641)      (156,566)        (1,552)
  Death Benefits ................................     (7,550,570)    (1,056,299)             0
  Annuity Payments ..............................       (223,413)       (22,820)             0
                                                    ------------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     (7,449,208)       303,814     (1,578,174)
                                                    ------------    -----------    -----------
Total Increase (Decrease) in Net Assets .........   (118,678,888)    (9,679,001)    (1,572,617)
Net Assets, at Beginning of Year ................    588,662,565     67,386,444      1,572,617
                                                    ------------    -----------    -----------
Net Assets, at End of Year ......................   $469,983,677    $57,707,443    $         0
                                                    ============    ===========    ===========

                                                                                      Alliance
                                                                                        U.S.
                                                                                     Government/
                                                                     Alliance           High
                                                      Alliance         Total            Grade
                                                     Technology       Return         Securities
                                                      Portfolio      Portfolio        Portfolio
                                                     ----------     -----------     -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 16,654,221    $  3,556,287    $ 2,026,119
  Realized Gain (Loss) on Investment Activity ...    (46,398,503)        810,561       (156,493)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    (52,731,788)     (3,827,579)     2,000,342
                                                    ------------    ------------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (82,476,070)        539,269      3,869,968
                                                    ------------    ------------    -----------
Capital Transactions:
  Contract Deposits .............................     23,477,634      26,850,539     15,718,995
  Administrative Charges ........................       (316,246)       (138,239)       (78,411)
  Transfers .....................................    (14,052,391)     67,826,726     34,740,327
  Contract Withdrawals ..........................    (23,381,065)    (14,374,497)    (8,466,039)
  Deferred Sales Charges ........................       (566,200)       (223,593)      (150,425)
  Death Benefits ................................     (3,164,171)     (1,896,414)    (1,268,968)
  Annuity Payments ..............................        (80,772)        (39,520)       (30,122)
                                                    ------------    ------------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (18,083,211)     78,005,002     40,465,357
                                                    ------------    ------------    -----------
Total Increase (Decrease) in Net Assets .........   (100,559,281)     78,544,271     44,335,325
Net Assets, at Beginning of Year ................    313,210,908      77,930,219     52,401,299
                                                    ------------    ------------    -----------
Net Assets, at End of Year ......................   $212,651,627    $156,474,490    $96,736,624
                                                    ============    ============    ===========

                                                      Alliance                      Brinson
                                                      Worldwide       Brinson       Global
                                                    Privatization    Balanced       Income
                                                      Portfolio      Portfolio     Portfolio
                                                    -------------    ---------     ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  1,775,698    $   365,020    $  (5,576)
  Realized Gain (Loss) on Investment Activity ...     (2,679,617)      (455,571)      11,736
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     (7,559,066)       143,302       (2,556)
                                                    ------------    -----------    ---------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (8,462,985)        52,751        3,604
                                                    ------------    -----------    ---------
Capital Transactions:
  Contract Deposits .............................      2,653,277            649            0
  Administrative Charges ........................        (41,536)        (2,209)        (551)
  Transfers .....................................     (2,514,047)    (1,521,087)    (398,452)
  Contract Withdrawals ..........................     (5,914,970)       (43,955)     (23,483)
  Deferred Sales Charges ........................       (102,380)          (968)        (984)
  Death Benefits ................................       (559,938)       (41,007)           0
  Annuity Payments ..............................        (40,385)             0            0
                                                    ------------    -----------    ---------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     (6,519,979)    (1,608,577)    (423,470)
                                                    ------------    -----------    ---------
Total Increase (Decrease) in Net Assets .........    (14,982,964)    (1,555,826)    (419,866)
Net Assets, at Beginning of Year ................     47,161,192      1,555,826      419,866
                                                    ------------    -----------    ---------
Net Assets, at End of Year ......................   $ 32,178,228    $         0    $       0
                                                    ============    ===========    =========

                                                                     Brinson
                                                                     Growth        Brinson
                                                      Brinson           &           High
                                                      Growth         Income        Income
                                                     Portfolio      Portfolio     Portfolio
                                                     ---------      ---------     ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $   974,746    $ 1,650,229    $  37,356
  Realized Gain (Loss) on Investment Activity ...    (2,144,139)    (2,086,387)    (316,452)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............       628,660        225,652      227,449
                                                    -----------    -----------    ---------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      (540,733)      (210,506)     (51,647)
                                                    -----------    -----------    ---------
Capital Transactions:
  Contract Deposits .............................         6,830         73,692            0
  Administrative Charges ........................        (3,086)       (10,424)      (1,096)
  Transfers .....................................    (1,555,626)    (6,025,797)    (630,831)
  Contract Withdrawals ..........................       (40,331)      (142,948)      (5,243)
  Deferred Sales Charges ........................          (377)        (2,698)           0
  Death Benefits ................................       (18,660)      (167,447)           0
  Annuity Payments ..............................        (5,602)       (13,766)           0
                                                    -----------    -----------    ---------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (1,616,852)    (6,289,388)    (637,170)
                                                    -----------    -----------    ---------
Total Increase (Decrease) in Net Assets .........    (2,157,585)    (6,499,894)    (688,817)
Net Assets, at Beginning of Year ................     2,157,585      6,499,894      688,817
                                                    -----------    -----------    ---------
Net Assets, at End of Year ......................   $         0    $         0    $       0
                                                    ===========    ===========    =========

                                                     Brinson     Brinson       Brinson
                                                      Small     Strategic     Tactical
                                                       Cap       Income      Allocation
                                                    Portfolio   Portfolio     Portfolio
                                                    ---------   ---------    ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  (7,319)   $  26,373    $ 2,573,154
  Realized Gain (Loss) on Investment Activity ...    (122,097)     (79,678)    (1,566,652)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      41,607       29,294     (6,781,973)
                                                    ---------    ---------    -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................     (87,809)     (24,011)    (5,775,471)
                                                    ---------    ---------    -----------
Capital Transactions:
  Contract Deposits .............................           0            0        391,204
  Administrative Charges ........................      (1,053)      (1,450)       (63,042)
  Transfers .....................................    (631,641)    (737,848)      (994,795)
  Contract Withdrawals ..........................     (29,074)     (46,377)    (1,475,621)
  Deferred Sales Charges ........................        (566)      (1,581)       (37,530)
  Death Benefits ................................           0      (23,150)      (581,299)
  Annuity Payments ..............................           0            0         (7,363)
                                                    ---------    ---------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (662,334)    (810,406)    (2,768,446)
                                                    ---------    ---------    -----------
Total Increase (Decrease) in Net Assets .........    (750,143)    (834,417)    (8,543,917)
Net Assets, at Beginning of Year ................     750,143      834,417     40,546,846
                                                    ---------    ---------    -----------
Net Assets, at End of Year ......................   $       0    $       0    $32,002,929
                                                    =========    =========    ===========

                                                      Dreyfus
                                                       Small        Dreyfus      Fidelity
                                                      Company        Stock         Asset
                                                       Stock         Index        Manager
                                                     Portfolio       Fund        Portfolio
                                                     ---------      -------      ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  (25,344)   $    26,070    $   514,890
  Realized Gain (Loss) on Investment Activity ...       38,869        303,919       (356,215)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      (79,525)    (2,815,221)      (839,123)
                                                    ----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      (66,000)    (2,485,232)      (680,448)
                                                    ----------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................        4,558        353,853        174,767
  Administrative Charges ........................         (829)       (10,369)        (4,557)
  Transfers .....................................      238,907         57,030      1,926,825
  Contract Withdrawals ..........................      (92,935)    (1,154,472)      (823,272)
  Deferred Sales Charges ........................       (3,859)       (26,335)       (24,402)
  Death Benefits ................................       (2,929)       (48,796)       (73,408)
  Annuity Payments ..............................            0         (6,111)        (2,746)
                                                    ----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      142,913       (835,200)     1,173,207
                                                    ----------    -----------    -----------
Total Increase (Decrease) in Net Assets .........       76,913     (3,320,432)       492,759
Net Assets, at Beginning of Year ................    1,909,327     18,016,321     12,246,586
                                                    ----------    -----------    -----------
Net Assets, at End of Year ......................   $1,986,240    $14,695,889    $12,739,345
                                                    ==========    ===========    ===========

                                                                                   Fidelity
                                                      Fidelity      Fidelity         High
                                                     Contrafund      Growth         Income
                                                      Portfolio     Portfolio      Portfolio
                                                     ----------     ---------      ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $   119,430    $ 1,056,546    $   536,607
  Realized Gain (Loss) on Investment Activity ...       (76,662)    (2,448,536)    (1,715,936)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      (843,688)    (2,401,358)       677,378
                                                    -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      (800,920)    (3,793,348)      (501,951)
                                                    -----------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................        52,735        177,659         10,421
  Administrative Charges ........................        (2,985)       (10,069)        (1,188)
  Transfers .....................................       (95,841)    (1,110,112)       466,746
  Contract Withdrawals ..........................      (314,807)    (1,600,989)      (483,635)
  Deferred Sales Charges ........................       (10,231)       (36,387)       (18,081)
  Death Benefits ................................       (17,131)       (26,569)        (1,653)
  Annuity Payments ..............................        (1,440)        (4,209)             0
                                                    -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      (389,700)    (2,610,676)       (27,390)
                                                    -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .........    (1,190,620)    (6,404,024)      (529,341)
Net Assets, at Beginning of Year ................     5,891,467     19,651,600      2,993,893
                                                    -----------    -----------    -----------
Net Assets, at End of Year ......................   $ 4,700,847    $13,247,576    $ 2,464,552
                                                    ===========    ===========    ===========

                                                     Fidelity
                                                    Investment      Fidelity
                                                       Grade          Money       Fidelity
                                                       Bond          Market       Overseas
                                                     Portfolio      Portfolio     Portfolio
                                                    ----------     -----------   -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  263,389    $   333,126    $  93,907
  Realized Gain (Loss) on Investment Activity ...      251,793              0      (30,131)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      (83,795)             0     (254,779)
                                                    ----------    -----------    ---------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      431,387        333,126     (191,003)
                                                    ----------    -----------    ---------
Capital Transactions:
  Contract Deposits .............................      141,577        193,481        4,589
  Administrative Charges ........................       (2,604)        (4,577)        (463)
  Transfers .....................................      886,099      1,394,378       11,512
  Contract Withdrawals ..........................     (696,272)    (1,913,716)     (54,979)
  Deferred Sales Charges ........................      (20,319)       (43,180)        (710)
  Death Benefits ................................      (78,231)      (402,279)      (1,439)
  Annuity Payments ..............................       (5,730)             0            0
                                                    ----------    -----------    ---------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      224,520       (775,893)     (41,490)
                                                    ----------    -----------    ---------
Total Increase (Decrease) in Net Assets .........      655,907       (442,767)    (232,493)
Net Assets, at Beginning of Year ................    4,503,475     12,721,114      897,075
                                                    ----------    -----------    ---------
Net Assets, at End of Year ......................   $5,159,382    $12,278,347    $ 664,582
                                                    ==========    ===========    =========

                                                                   Mercury
                                                      Mercury        HW        Mercury
                                                        HW           Low        U.S.
                                                   International  Duration      Large
                                                        VIP          VIP         Cap
                                                     Portfolio    Portfolio     Fund
                                                   -------------  ---------    -------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................  $   60,456    $   4,010     $(10,024)
  Realized Gain (Loss) on Investment Activity ...      (12,735)       6,103     (52,261)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     (315,046)      (1,692)    (21,729)
                                                    ----------    ---------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (267,325)       8,421     (84,014)
                                                    ----------    ---------    --------
Capital Transactions:
  Contract Deposits .............................       20,332            0           0
  Administrative Charges ........................       (3,245)        (102)     (1,139)
  Transfers .....................................    1,204,719     (315,727)     51,101
  Contract Withdrawals ..........................      (62,498)     (65,303)    (12,013)
  Deferred Sales Charges ........................       (3,033)           0           0
  Death Benefits ................................      (28,127)           0           0
  Annuity Payments ..............................            0            0           0
                                                    ----------    ---------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    1,128,148     (381,132)     37,949
                                                    ----------    ---------    --------
Total Increase (Decrease) in Net Assets .........      860,823     (372,711)    (46,065)
Net Assets, at Beginning of Year ................      920,382      372,711     757,714
                                                    ----------    ---------    --------
Net Assets, at End of Year ......................   $1,781,205    $       0    $711,649
                                                    ==========    =========    ========

                                                     Merrill      Merrill
                                                      Lynch        Lynch       Merrill
                                                    American       Basic        Lynch
                                                    Balanced       Value       Capital
                                                      Focus        Focus        Focus
                                                      Fund         Fund         Fund
                                                    --------      -------      -------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $   204    $  428,576    $     38
  Realized Gain (Loss) on Investment Activity ...        (4)     (118,675)        414
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      (562)      (97,803)       (935)
                                                    -------    ----------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      (362)      212,098        (483)
                                                    -------    ----------    --------
Capital Transactions:
  Contract Deposits .............................         0        22,808           0
  Administrative Charges ........................       (16)      (17,909)         (1)
  Transfers .....................................    11,793       533,850     (11,812)
  Contract Withdrawals ..........................         0      (284,655)          0
  Deferred Sales Charges ........................         0        (8,228)          0
  Death Benefits ................................         0      (273,469)          0
  Annuity Payments ..............................         0             0           0
                                                    -------    ----------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    11,777       (27,603)    (11,813)
                                                    -------    ----------    --------
Total Increase (Decrease) in Net Assets .........    11,415       184,495     (12,296)
Net Assets, at Beginning of Year ................         0     9,375,334      12,296
                                                    -------    ----------    --------
Net Assets, at End of Year ......................   $11,415    $9,559,829    $      0
                                                    =======    ==========    ========

                                                      Merrill     Merrill     Merrill
                                                       Lynch       Lynch       Lynch
                                                       Core     Developing   Domestic
                                                       Bond       Capital      Money
                                                       Focus      Markets     Market
                                                       Fund        Fund        Fund
                                                      -------   ----------   ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 27,501    $   (711)   $   33,621
  Realized Gain (Loss) on Investment Activity ...     (3,841)     (1,943)            0
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      9,557       2,307             0
                                                    --------    --------    ----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     33,217        (347)       33,621
                                                    --------    --------    ----------
Capital Transactions:
  Contract Deposits .............................          0       1,598        10,897
  Administrative Charges ........................       (654)       (202)       (2,290)
  Transfers .....................................    (26,796)     (7,722)     (147,291)
  Contract Withdrawals ..........................    (13,508)       (423)       31,261
  Deferred Sales Charges ........................       (515)          0        (4,862)
  Death Benefits ................................    (24,866)     (3,630)            0
  Annuity Payments ..............................          0           0             0
                                                    --------    --------    ----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (66,339)    (10,379)     (112,285)
                                                    --------    --------    ----------
Total Increase (Decrease) in Net Assets .........    (33,122)    (10,726)      (78,664)
Net Assets, at Beginning of Year ................    669,517     160,911     1,503,748
                                                    --------    --------    ----------
Net Assets, at End of Year ......................   $636,395    $150,185    $1,425,084
                                                    ========    ========    ==========

                                                      Merrill       Merrill      Merrill
                                                       Lynch         Lynch        Lynch
                                                      Global        Global        High
                                                    Allocation      Growth       Current
                                                       Focus         Focus       Income
                                                       Fund          Fund         Fund
                                                    ----------      -------      -------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $      293    $   (4,493)   $ 61,333
  Realized Gain (Loss) on Investment Activity ...      (40,628)      (60,302)    (24,193)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      (66,327)     (217,752)    (17,331)
                                                    ----------    ----------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (106,662)     (282,547)     19,809
                                                    ----------    ----------    --------
Capital Transactions:
  Contract Deposits .............................          596        53,998      32,702
  Administrative Charges ........................       (1,339)       (1,492)       (911)
  Transfers .....................................      (94,888)      (15,607)    (16,946)
  Contract Withdrawals ..........................      (11,401)      (13,947)    (10,896)
  Deferred Sales Charges ........................         (268)         (204)       (108)
  Death Benefits ................................            0       (11,846)    (38,746)
  Annuity Payments ..............................            0             0           0
                                                    ----------    ----------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     (107,300)       10,902     (34,905)
                                                    ----------    ----------    --------
Total Increase (Decrease) in Net Assets .........     (213,962)     (271,645)    (15,096)
Net Assets, at Beginning of Year ................    1,128,945     1,131,073     668,193
                                                    ----------    ----------    --------
Net Assets, at End of Year ......................   $  914,983    $  859,428    $653,097
                                                    ==========    ==========    ========

                                                                      Merrill
                                                      Merrill          Lynch          Merrill
                                                       Lynch           Large           Lynch
                                                   International        Cap           Natural
                                                      Equity           Core          Resources
                                                       Focus           Focus           Focus
                                                       Fund            Fund            Fund
                                                   -------------     --------        ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $    12,978     $  (11,102)      $   (554)
  Realized Gain (Loss) on Investment Activity ...      (199,112)      (159,291)         4,265
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............        69,715         (5,070)        (9,018)
                                                    -----------     ----------       --------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................      (116,419)      (175,463)        (5,307)
                                                    -----------     ----------       --------
Capital Transactions:
  Contract Deposits .............................         1,800              0              0
  Administrative Charges ........................          (633)        (3,054)          (103)
  Transfers .....................................    (1,127,519)       115,920        (11,719)
  Contract Withdrawals ..........................        (8,412)      (218,038)             0
  Deferred Sales Charges ........................          (507)       (11,836)             0
  Death Benefits ................................        (4,068)        (3,913)             0
  Annuity Payments ..............................             0              0              0
                                                    -----------     ----------       --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (1,139,339)      (120,921)       (11,822)
                                                    -----------     ----------       --------
Total Increase (Decrease) in Net Assets .........    (1,255,758)      (296,384)       (17,129)
Net Assets, at Beginning of Year ................     1,255,758      1,869,104         55,946
                                                    -----------     ----------       --------
Net Assets, at End of Year ......................   $         0     $1,572,720       $ 38,817
                                                    ===========     ==========       ========

                                                      Merrill        Merrill
                                                       Lynch          Lynch
                                                       Small        Utilities         Morgan
                                                        Cap            and            Stanley
                                                       Value    Telecommunications    Equity
                                                       Focus          Focus           Growth
                                                       Fund           Fund           Portfolio
                                                      -------   ------------------   ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  141,899     $   56,073         $   (58)
  Realized Gain (Loss) on Investment Activity ...       68,124       (162,663)            167
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      342,585        (60,827)          2,856
                                                    ----------     ----------         -------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      552,608       (167,417)          2,965
                                                    ----------     ----------         -------
Capital Transactions:
  Contract Deposits .............................       43,750          1,952               0
  Administrative Charges ........................       (4,743)        (1,708)              0
  Transfers .....................................        6,338       (157,848)         44,992
  Contract Withdrawals ..........................      (39,888)       (17,902)              0
  Deferred Sales Charges ........................       (1,084)          (568)              0
  Death Benefits ................................      (24,614)        (2,955)              0
  Annuity Payments ..............................            0              0            (522)
                                                    ----------     ----------         -------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      (20,241)      (179,029)         44,470
                                                    ----------     ----------          -------
Total Increase (Decrease) in Net Assets .........      532,367       (346,446)         47,435
Net Assets, at Beginning of Year ................    1,983,928      1,242,913               0
                                                    ----------     ----------         -------
Net Assets, at End of Year ......................   $2,516,295     $  896,467         $47,435
                                                    ==========     ==========         =======

                                                    Morgan
                                                    Stanley       Morgan        Morgan
                                                     Fixed        Stanley       Stanley
                                                    Income      Technology       Value
                                                   Portfolio     Portfolio     Portfolio
                                                   ---------    ----------     ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 2,327       $   (31)       $  121
  Realized Gain (Loss) on Investment Activity ...       (82)          255             1
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    (2,405)        3,041           (57)
                                                    -------       -------        ------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      (160)        3,265            65
                                                    -------       -------        ------
Capital Transactions:
  Contract Deposits .............................         0             0             0
  Administrative Charges ........................         0             0             0
  Transfers .....................................    43,720        19,296         5,302
  Contract Withdrawals ..........................         0             0             0
  Deferred Sales Charges ........................         0             0             0
  Death Benefits ................................         0             0             0
  Annuity Payments ..............................      (474)         (260)          (35)
                                                    -------       -------        ------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    43,246        19,036         5,267
                                                    -------       -------        ------
Total Increase (Decrease) in Net Assets .........    43,086        22,301         5,332
Net Assets, at Beginning of Year ................         0             0             0
                                                    -------       -------        ------
Net Assets, at End of Year ......................   $43,086       $22,301        $5,332
                                                    =======       =======        ======

                                                      Van Eck      Van Eck
                                                     Worldwide    Worldwide
                                                     Emerging       Hard
                                                      Markets      Assets
                                                       Fund         Fund
                                                     ---------    ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  (6,928)   $   (395)
  Realized Gain (Loss) on Investment Activity ...    (148,709)      1,269
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     128,470     (30,852)
                                                    ---------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (27,167)    (29,978)
                                                    ---------    --------
Capital Transactions:
  Contract Deposits .............................       3,309       2,417
  Administrative Charges ........................        (349)       (107)
  Transfers .....................................     (74,182)    (18,314)
  Contract Withdrawals ..........................     (13,653)     (4,046)
  Deferred Sales Charges ........................          (4)        (23)
  Death Benefits ................................      (4,933)     (1,663)
  Annuity Payments ..............................           0           0
                                                    ---------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     (89,812)    (21,736)
                                                    ---------    --------
Total Increase (Decrease) in Net Assets .........    (116,979)    (51,714)
Net Assets, at Beginning of Year ................     574,146     258,036
                                                    ---------    --------
Net Assets, at End of Year ......................   $ 457,167    $206,322
                                                    =========    ========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                       STATEMENT OF CHANGES IN NET ASSETS
           For The Years Ended December 31, 2001 and December 31, 2000

                                                          2000
                                                                          AIM             AIM
                                                                        Capital      International
                                                                      Appreciation       Equity
                                                          Total           Fund            Fund
                                                          -----       ------------   -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  141,690,251    $    40,868    $   273,940
  Realized Gain (Loss) on Investment Activity ...      246,310,254        593,328        754,956
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     (659,597,921)    (1,110,539)    (2,097,647)
                                                    --------------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (271,597,416)      (476,343)    (1,068,751)
                                                    --------------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................      444,132,974        328,162        200,329
  Administrative Charges ........................       (2,064,777)        (1,442)        (1,094)
  Transfers .....................................      221,035,563      1,122,581      2,578,909
  Contract Withdrawals ..........................     (372,930,318)      (525,905)      (376,534)
  Deferred Sales Charges ........................       (8,263,318)       (16,961)       (10,711)
  Death Benefits ................................      (29,203,285)       (13,512)             0
  Annuity Payments ..............................         (966,395)        (2,279)             0
                                                    --------------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      251,740,444        890,644      2,390,899
                                                    --------------    -----------    -----------
Total Increase (Decrease) in Net Assets .........      (19,856,972)       414,301      1,322,148
Net Assets, at Beginning of Year ................    2,490,377,528      2,808,716      3,625,431
                                                    --------------    -----------    -----------
Net Assets, at End of Year ......................   $2,470,520,556    $ 3,223,017    $ 4,947,579
                                                    ==============    ===========    ===========

                                                                                     Alliance
                                                       Alliance      Alliance         Growth
                                                         Money        Premier            &
                                                        Market        Growth          Income
                                                       Portfolio     Portfolio       Portfolio
                                                       ---------     ---------       ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  3,972,058    $ 25,233,776    $ 24,185,132
  Realized Gain (Loss) on Investment Activity ...              0      70,637,928      36,409,375
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............              0    (222,393,450)     (8,745,747)
                                                    ------------    ------------    ------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      3,972,058    (126,521,746)     51,848,760
                                                    ------------    ------------    ------------
Capital Transactions:
  Contract Deposits .............................     24,047,152     120,162,970      65,701,483
  Administrative Charges ........................        (62,640)       (577,779)       (335,830)
  Transfers .....................................     22,969,841      40,750,178      22,144,312
  Contract Withdrawals ..........................    (38,223,470)    (80,363,133)    (61,079,083)
  Deferred Sales Charges ........................       (937,462)     (1,825,297)     (1,297,568)
  Death Benefits ................................     (2,425,935)     (7,373,534)     (6,234,308)
  Annuity Payments ..............................       (215,032)       (234,209)       (129,605)
                                                    ------------    ------------    ------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      5,152,454      70,539,196      18,769,401
                                                    ------------    ------------    ------------
Total Increase (Decrease) in Net Assets .........      9,124,512     (55,982,550)     70,618,161
Net Assets, at Beginning of Year ................    100,967,746     644,645,115     419,519,614
                                                    ------------    ------------    ------------
Net Assets, at End of Year ......................   $110,092,258    $588,662,565    $490,137,775
                                                    ============    ============    ============

                                                                      Alliance      Alliance
                                                      Alliance       Short-Term      Global
                                                    International   Multi-Market      Bond
                                                      Portfolio       Portfolio     Portfolio
                                                    -------------   ------------    ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  5,205,756    $   132,404    $   181,173
  Realized Gain (Loss) on Investment Activity ...      9,762,380        (44,869)      (164,344)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    (31,527,839)       (37,201)       (56,259)
                                                    ------------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (16,559,703)        50,334        (39,430)
                                                    ------------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................     15,325,079          1,468        562,736
  Administrative Charges ........................        (47,046)          (934)        (4,361)
  Transfers .....................................     12,315,143     (1,029,272)      (130,839)
  Contract Withdrawals ..........................    (10,011,409)      (645,834)    (1,286,656)
  Deferred Sales Charges ........................       (184,722)       (10,407)       (21,523)
  Death Benefits ................................       (568,893)        (1,131)      (100,744)
  Annuity Payments ..............................        (19,191)             0         (4,267)
                                                    ------------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     16,808,961     (1,686,110)      (985,654)
                                                    ------------    -----------    -----------
Total Increase (Decrease) in Net Assets .........        249,258     (1,635,776)    (1,025,084)
Net Assets, at Beginning of Year ................     66,470,057      3,208,393      8,580,545
                                                    ------------    -----------    -----------
Net Assets, at End of Year ......................   $ 66,719,315    $ 1,572,617    $ 7,555,461
                                                    ============    ===========    ===========

                                                      Alliance
                                                        U.S.                       Alliance
                                                     Government/    Alliance         North
                                                        High         Global        American
                                                        Grade        Dollar       Government
                                                     Securities    Government       Income
                                                      Portfolio     Portfolio      Portfolio
                                                     -----------   ----------     -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 2,227,610    $   779,758    $ 1,695,537
  Realized Gain (Loss) on Investment Activity ...      (882,000)    (1,009,549)      (185,991)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     3,207,745      1,124,178        934,672
                                                    -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     4,553,355        894,387      2,444,218
                                                    -----------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................     5,320,732        331,035      5,593,229
  Administrative Charges ........................       (38,820)        (4,042)       (18,662)
  Transfers .....................................    (1,738,919)    (1,008,005)        46,872
  Contract Withdrawals ..........................    (7,821,874)    (1,073,709)    (4,888,832)
  Deferred Sales Charges ........................      (233,740)       (20,214)      (102,127)
  Death Benefits ................................      (547,412)       (51,022)      (400,232)
  Annuity Payments ..............................       (23,997)        (1,444)        (5,966)
                                                    -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (5,084,030)    (1,827,401)       224,282
                                                    -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .........      (530,675)      (933,014)     2,668,500
Net Assets, at Beginning of Year ................    52,931,974      8,403,011     22,752,532
                                                    -----------    -----------    -----------
Net Assets, at End of Year ......................   $52,401,299    $ 7,469,997    $25,421,032
                                                    ===========    ===========    ===========

                                                      Alliance       Alliance      Alliance
                                                       Utility     Conservative     Growth
                                                       Income        Investors     Investors
                                                      Portfolio      Portfolio     Portfolio
                                                      ---------    ------------    ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 1,964,332    $ 2,444,710    $ 3,071,401
  Realized Gain (Loss) on Investment Activity ...     2,803,965        279,246        486,984
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      (463,602)    (1,836,875)    (4,055,896)
                                                    -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     4,304,695        887,081       (497,511)
                                                    -----------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................     9,318,424            518         10,303
  Administrative Charges ........................       (34,611)       (10,058)        (6,404)
  Transfers .....................................     7,052,959     (1,130,690)      (478,121)
  Contract Withdrawals ..........................    (4,921,697)    (5,490,111)    (2,482,501)
  Deferred Sales Charges ........................       (96,676)      (102,684)       (48,194)
  Death Benefits ................................      (776,487)      (320,357)      (169,815)
  Annuity Payments ..............................             0         (3,223)        (7,093)
                                                    -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    10,541,912     (7,056,605)    (3,181,825)
                                                    -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .........    14,846,607     (6,169,524)    (3,679,336)
Net Assets, at Beginning of Year ................    37,956,325     24,574,284     15,427,347
                                                    -----------    -----------    -----------
Net Assets, at End of Year ......................   $52,802,932    $18,404,760    $11,748,011
                                                    ===========    ===========    ===========

                                                                     Alliance        Alliance
                                                      Alliance         Total         Worldwide
                                                       Growth         Return       Privatization
                                                      Portfolio      Portfolio       Portfolio
                                                      ---------      ---------     -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 32,498,746    $ 4,915,036    $  2,857,284
  Realized Gain (Loss) on Investment Activity ...     38,780,438      1,912,302       1,858,390
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............   (147,394,118)       496,891     (19,490,506)
                                                    ------------    -----------    ------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (76,114,934)     7,324,229     (14,774,832)
                                                    ------------    -----------    ------------
Capital Transactions:
  Contract Deposits .............................     58,034,533     11,139,399      11,065,190
  Administrative Charges ........................       (262,818)       (55,548)        (33,849)
  Transfers .....................................     24,348,802      4,179,940       6,401,806
  Contract Withdrawals ..........................    (59,054,351)    (8,256,494)     (6,362,570)
  Deferred Sales Charges ........................     (1,210,875)      (172,817)       (133,576)
  Death Benefits ................................     (3,508,805)    (1,108,441)       (493,811)
  Annuity Payments ..............................        (57,246)       (25,690)        (31,896)
                                                    ------------    -----------    ------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     18,289,240      5,700,349      10,411,294
                                                    ------------    -----------    ------------
Total Increase (Decrease) in Net Assets .........    (57,825,694)    13,024,578      (4,363,538)
Net Assets, at Beginning of Year ................    389,075,571     64,905,641      51,524,730
                                                    ------------    -----------    ------------
Net Assets, at End of Year ......................   $331,249,877    $77,930,219    $ 47,161,192
                                                    ============    ===========    ============

                                                                                     Alliance
                                                                                       Real
                                                      Alliance      Alliance          Estate
                                                     Technology      Quasar         Investment
                                                      Portfolio     Portfolio        Portfolio
                                                     ----------     ---------       ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 17,281,809    $ 1,078,561    $   353,901
  Realized Gain (Loss) on Investment Activity ...     79,813,312      3,100,780       (253,917)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............   (200,477,833)    (4,997,624)     2,714,096
                                                    ------------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................   (103,382,712)      (818,283)     2,814,080
                                                    ------------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................     89,113,680      8,762,913      1,967,655
  Administrative Charges ........................       (319,901)       (54,028)       (10,726)
  Transfers .....................................     77,566,229     (4,009,574)     2,169,973
  Contract Withdrawals ..........................    (51,705,922)    (9,797,086)    (1,835,683)
  Deferred Sales Charges ........................     (1,150,132)      (222,981)       (46,441)
  Death Benefits ................................     (2,806,785)      (514,450)      (163,443)
  Annuity Payments ..............................       (102,735)       (26,295)       (10,645)
                                                    ------------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    110,594,434     (5,861,501)     2,070,690
                                                    ------------    -----------    -----------
Total Increase (Decrease) in Net Assets .........      7,211,722     (6,679,784)     4,884,770
Net Assets, at Beginning of Year ................    305,999,186     74,066,228     11,189,170
                                                    ------------    -----------    -----------
Net Assets, at End of Year ......................   $313,210,908    $67,386,444    $16,073,940
                                                    ============    ===========    ===========

                                                                                   Dreyfus
                                                      Alliance        Dreyfus       Zero
                                                        High           Stock       Coupon
                                                        Yield          Index        2000
                                                      Portfolio        Fund       Portfolio
                                                      ---------       -------     ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 1,556,731    $   197,456    $  2,913
  Realized Gain (Loss) on Investment Activity ...    (1,371,067)     1,559,717        (749)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    (1,570,763)    (3,987,035)      1,016
                                                    -----------    -----------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (1,385,099)    (2,229,862)      3,180
                                                    -----------    -----------    --------
Capital Transactions:
  Contract Deposits .............................     2,538,812        549,967           0
  Administrative Charges ........................       (21,437)       (11,039)        (58)
  Transfers .....................................      (487,939)       550,572     (79,817)
  Contract Withdrawals ..........................    (1,827,305)    (3,357,434)     (4,828)
  Deferred Sales Charges ........................       (52,333)       (88,946)        (92)
  Death Benefits ................................      (224,630)       (36,992)          0
  Annuity Payments ..............................       (44,959)        (5,995)          0
                                                    -----------    -----------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      (119,791)    (2,399,867)    (84,795)
                                                    -----------    -----------    --------
Total Increase (Decrease) in Net Assets .........    (1,504,890)    (4,629,729)    (81,615)
Net Assets, at Beginning of Year ................    21,629,341     22,646,050      81,615
                                                    -----------    -----------    --------
Net Assets, at End of Year ......................   $20,124,451    $18,016,321    $      0
                                                    ===========    ===========    ========

                                                      Dreyfus
                                                       Small       Fidelity       Fidelity
                                                      Company        Money          Asset
                                                       Stock        Market         Manager
                                                     Portfolio     Portfolio      Portfolio
                                                     ---------     ---------      ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  (22,334)   $   528,388    $ 1,026,768
  Realized Gain (Loss) on Investment Activity ...       33,055              0        (96,920)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............       93,092              0     (1,577,357)
                                                    ----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      103,813        528,388       (647,509)
                                                    ----------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................       23,573        516,063        489,125
  Administrative Charges ........................         (648)        (3,753)        (5,336)
  Transfers .....................................      459,474      2,381,622      2,633,819
  Contract Withdrawals ..........................     (343,218)    (2,888,906)    (1,143,655)
  Deferred Sales Charges ........................      (11,588)       (75,733)       (25,775)
  Death Benefits ................................            0              0        (20,556)
  Annuity Payments ..............................            0              0         (2,125)
                                                    ----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      127,593        (70,707)     1,925,497
                                                    ----------    -----------    -----------
Total Increase (Decrease) in Net Assets .........      231,406        457,681      1,277,988
Net Assets, at Beginning of Year ................    1,677,921     12,263,433     10,968,598
                                                    ----------    -----------    -----------
Net Assets, at End of Year ......................   $1,909,327    $12,721,114    $12,246,586
                                                    ==========    ===========    ===========

                                                                                   Fidelity
                                                                    Fidelity      Investment
                                                     Fidelity         High           Grade
                                                      Growth         Income          Bond
                                                     Portfolio      Portfolio      Portfolio
                                                     ---------      ---------      ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 2,219,235    $   423,831    $  261,691
  Realized Gain (Loss) on Investment Activity ...     2,145,954     (1,040,156)     (169,921)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    (7,281,103)      (401,612)      320,671
                                                    -----------    -----------    ----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (2,915,914)    (1,017,937)      412,441
                                                    -----------    -----------    ----------
Capital Transactions:
  Contract Deposits .............................     1,249,287         23,261       119,034
  Administrative Charges ........................       (10,788)        (1,254)       (1,851)
  Transfers .....................................     1,849,047     (3,031,262)     (527,948)
  Contract Withdrawals ..........................    (3,264,226)      (326,025)     (310,978)
  Deferred Sales Charges ........................       (75,925)        (7,696)       (5,621)
  Death Benefits ................................        (8,804)             0       (17,883)
  Annuity Payments ..............................        (3,736)             0        (4,142)
                                                    -----------    -----------    ----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      (265,145)    (3,342,976)     (749,389)
                                                    -----------    -----------    ----------
Total Increase (Decrease) in Net Assets .........    (3,181,059)    (4,360,913)     (336,948)
Net Assets, at Beginning of Year ................    22,832,659      7,354,806     4,840,423
                                                    -----------    -----------    ----------
Net Assets, at End of Year ......................   $19,651,600    $ 2,993,893    $4,503,475
                                                    ===========    ===========    ==========

                                                                                 Mercury
                                                                                   HW
                                                     Fidelity      Fidelity   International
                                                     Overseas     Contrafund       VIP
                                                     Portfolio     Portfolio    Portfolio
                                                     ---------    ----------  --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  121,050    $   776,887    $  5,497
  Realized Gain (Loss) on Investment Activity ...       43,059        196,398       2,336
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     (412,012)    (1,498,459)     24,903
                                                    ----------    -----------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (247,903)      (525,174)     32,736
                                                    ----------    -----------    --------
Capital Transactions:
  Contract Deposits .............................        5,008        312,656     220,445
  Administrative Charges ........................         (599)        (2,789)       (898)
  Transfers .....................................      (63,926)       325,956     570,249
  Contract Withdrawals ..........................     (166,800)      (881,792)     (5,226)
  Deferred Sales Charges ........................       (2,786)       (32,831)        (10)
  Death Benefits ................................            0        (38,647)    (15,477)
  Annuity Payments ..............................            0         (1,975)          0
                                                    ----------    -----------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     (229,103)      (319,422)    769,083
                                                    ----------    -----------    --------
Total Increase (Decrease) in Net Assets .........     (477,006)      (844,596)    801,819
Net Assets, at Beginning of Year ................    1,374,081      6,736,063     118,563
                                                    ----------    -----------    --------
Net Assets, at End of Year ......................   $  897,075    $ 5,891,467    $920,382
                                                    ==========    ===========    ========

                                                                               Merrill
                                                    Mercury      Mercury        Lynch
                                                      Low         U.S.          Basic
                                                   Duration       Large         Value
                                                      VIP          Cap          Focus
                                                   Portfolio      Fund          Fund
                                                   ---------     -------       --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 10,287    $   5,886    $  828,702
  Realized Gain (Loss) on Investment Activity ...         59         (311)      (68,158)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      2,957     (110,100)      171,317
                                                    --------    ---------    ----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     13,303     (104,525)      931,861
                                                    --------    ---------    ----------
Capital Transactions:
  Contract Deposits .............................     21,980      512,152       533,345
  Administrative Charges ........................        (13)        (401)      (14,615)
  Transfers .....................................    273,462      286,799       910,787
  Contract Withdrawals ..........................    (22,070)     (10,793)     (146,995)
  Deferred Sales Charges ........................          0            0        (2,208)
  Death Benefits ................................          0            0       (51,247)
  Annuity Payments ..............................          0            0             0
                                                    --------    ---------    ----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    273,359      787,757     1,229,067
                                                    --------    ---------    ----------
Total Increase (Decrease) in Net Assets .........    286,662      683,232     2,160,928
Net Assets, at Beginning of Year ................     86,049       74,482     7,214,406
                                                    --------    ---------    ----------
Net Assets, at End of Year ......................   $372,711    $ 757,714    $9,375,334
                                                    ========    =========    ==========

                                                                   Merrill       Merrill
                                                    Merrill         Lynch         Lynch
                                                     Lynch       Developing     Domestic
                                                    Capital        Capital        Money
                                                     Focus         Markets       Market
                                                     Fund           Fund          Fund
                                                    -------      ----------     --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  (343)     $ (1,336)     $   68,269
  Realized Gain (Loss) on Investment Activity ...     6,901           175               0
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     1,022       (69,116)              0
                                                    -------      --------      ----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     7,580       (70,277)         68,269
                                                    -------      --------      ----------
Capital Transactions:
  Contract Deposits .............................         0        55,622         664,882
  Administrative Charges ........................       (16)         (247)         (1,912)
  Transfers .....................................     6,347        39,299        (122,340)
  Contract Withdrawals ..........................    (9,373)       (1,077)       (301,802)
  Deferred Sales Charges ........................         0           (44)        (12,693)
  Death Benefits ................................         0             0         (71,457)
  Annuity Payments ..............................         0             0               0
                                                    -------      --------      ----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (3,042)       93,553         154,678
                                                    -------      --------      ----------
Total Increase (Decrease) in Net Assets .........     4,538        23,276         222,947
Net Assets, at Beginning of Year ................     7,758       137,635       1,280,801
                                                    -------      --------      ----------
Net Assets, at End of Year ......................   $12,296      $160,911      $1,503,748
                                                    =======      ========      ==========

                                                                                     Merrill
                                                      Merrill       Merrill           Lynch
                                                       Lynch         Lynch          Utilities
                                                      Global        Global             and
                                                      Growth       Strategy    Telecommunications
                                                       Focus         Focus            Focus
                                                       Fund          Fund             Fund
                                                      -------      --------    ------------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $   63,964    $  154,530      $  458,199
  Realized Gain (Loss) on Investment Activity ...        3,162            76          24,275
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     (280,498)     (286,192)       (533,387)
                                                    ----------    ----------      ----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (213,372)     (131,586)        (50,913)
                                                    ----------    ----------      ----------
Capital Transactions:
  Contract Deposits .............................      666,207        69,460         162,219
  Administrative Charges ........................       (1,032)       (1,354)         (1,778)
  Transfers .....................................      433,526       214,128         108,911
  Contract Withdrawals ..........................       (9,498)       (5,090)        (15,194)
  Deferred Sales Charges ........................          (40)          (10)           (539)
  Death Benefits ................................            0             0               0
  Annuity Payments ..............................            0             0               0
                                                    ----------    ----------      ----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    1,089,163       277,134         253,619
                                                    ----------    ----------      ----------
Total Increase (Decrease) in Net Assets .........      875,791       145,548         202,706
Net Assets, at Beginning of Year ................      255,282       983,397       1,040,207
                                                    ----------    ----------      ----------
Net Assets, at End of Year ......................   $1,131,073    $1,128,945      $1,242,913
                                                    ==========    ==========      ==========

                                                      Merrill      Merrill      Merrill
                                                       Lynch        Lynch        Lynch
                                                       High     International   Natural
                                                      Current      Equity      Resources
                                                      Income        Focus        Focus
                                                       Fund         Fund         Fund
                                                     --------   -------------  ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 61,271    $   58,163    $   (589)
  Realized Gain (Loss) on Investment Activity ...    (18,318)       36,819       7,057
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    104,240)     (370,075)     10,862
                                                    --------    ----------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (61,287)     (275,093)     17,330
                                                    --------    ----------    --------
Capital Transactions:
  Contract Deposits .............................     40,020       143,387       5,073
  Administrative Charges ........................       (962)       (2,380)       (116)
  Transfers .....................................    (43,284)      120,894     (28,273)
  Contract Withdrawals ..........................    (17,679)      (33,386)     (1,494)
  Deferred Sales Charges ........................       (510)       (1,067)        (55)
  Death Benefits ................................     (4,378)       (2,417)          0
  Annuity Payments ..............................          0             0           0
                                                    --------    ----------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (26,793)      225,031     (24,865)
                                                    --------    ----------    --------
Total Increase (Decrease) in Net Assets .........    (88,080)      (50,062)     (7,535)
Net Assets, at Beginning of Year ................    756,273     1,305,820      63,481
                                                    --------    ----------    --------
Net Assets, at End of Year ......................   $668,193    $1,255,758    $ 55,946
                                                    ========    ==========    ========

                                                                                 Merrill
                                                                                  Lynch
                                                     Merrill      Merrill         Small
                                                      Lynch        Lynch           Cap
                                                      Prime       Quality         Value
                                                      Bond        Equity          Focus
                                                      Fund         Fund           Fund
                                                     -------      -------        -------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 31,812    $  528,422    $  415,351
  Realized Gain (Loss) on Investment Activity ...     (3,593)       11,396        26,560
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     24,258      (774,459)     (252,706)
                                                    --------    ----------    ----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     52,477      (234,641)      189,205
                                                    --------    ----------    ----------
Capital Transactions:
  Contract Deposits .............................     18,711       268,129       355,108
  Administrative Charges ........................       (625)       (3,404)       (3,766)
  Transfers .....................................    (12,130)       34,049       282,819
  Contract Withdrawals ..........................     (2,905)      (77,247)     (120,609)
  Deferred Sales Charges ........................          0        (1,519)       (5,303)
  Death Benefits ................................     (5,942)            0        (1,370)
  Annuity Payments ..............................          0             0             0
                                                    --------    ----------    ----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     (2,891)      220,008       506,879
                                                    --------    ----------    ----------
Total Increase (Decrease) in Net Assets .........     49,586       (14,633)      696,084
Net Assets, at Beginning of Year ................    619,931     1,883,737     1,287,844
                                                    --------    ----------    ----------
Net Assets, at End of Year ......................   $669,517    $1,869,104    $1,983,928
                                                    ========    ==========    ==========

                                                                  Mitchell
                                                     Mitchell     Hutchins     Mitchell
                                                     Hutchins      Global      Hutchins
                                                     Balanced      Income       Growth
                                                     Portfolio    Portfolio    Portfolio
                                                     ---------    ---------    ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  188,994    $  6,418    $  483,669
  Realized Gain (Loss) on Investment Activity ...      (26,912)     (5,338)       37,063
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     (168,142)     13,773     1,085,963)
                                                    ----------    --------    ----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................       (6,060)     14,853      (565,231)
                                                    ----------    --------    ----------
Capital Transactions:
  Contract Deposits .............................      187,545      32,169       423,594
  Administrative Charges ........................       (2,308)       (557)       (4,955)
  Transfers .....................................       42,085     (18,874)      146,904
  Contract Withdrawals ..........................      (78,358)     (6,959)     (112,194)
  Deferred Sales Charges ........................       (1,321)       (125)           (2)
  Death Benefits ................................            0           0       (30,345)
  Annuity Payments ..............................            0           0          (638)
                                                    ----------    --------    ----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      147,643       5,654       422,364
                                                    ----------    --------    ----------
Total Increase (Decrease) in Net Assets .........      141,583      20,507      (142,867)
Net Assets, at Beginning of Year ................    1,414,243     399,359     2,300,452
                                                    ----------    --------    ----------
Net Assets, at End of Year ......................   $1,555,826    $419,866    $2,157,585
                                                    ==========    ========    ==========

                                                     Mitchell
                                                     Hutchins      Mitchell     Mitchell
                                                      Growth       Hutchins     Hutchins
                                                         &           High         Small
                                                      Income        Income         Cap
                                                     Portfolio     Portfolio    Portfolio
                                                     ---------     ---------    ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  359,723    $   60,910    $153,459
  Realized Gain (Loss) on Investment Activity ...       72,678      (135,854)     20,354
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     (866,945)     (106,251)    (88,361)
                                                    ----------    ----------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (434,544)     (181,195)     85,452
                                                    ----------    ----------    --------
Capital Transactions:
  Contract Deposits .............................    1,069,954        33,983      95,931
  Administrative Charges ........................      (13,224)       (1,644)     (1,467)
  Transfers .....................................     (770,921)     (566,414)     25,336
  Contract Withdrawals ..........................     (132,165)      (29,676)    (46,568)
  Deferred Sales Charges ........................       (1,173)         (997)     (1,207)
  Death Benefits ................................     (109,194)       (4,295)    (24,212)
  Annuity Payments ..............................       (1,330)            0           0
                                                    ----------    ----------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................       41,947      (569,043)     47,813
                                                    ----------    ----------    --------
Total Increase (Decrease) in Net Assets .........     (392,597)     (750,238)    133,265
Net Assets, at Beginning of Year ................    6,892,491     1,439,055     616,878
                                                    ----------    ----------    --------
Net Assets, at End of Year ......................   $6,499,894    $  688,817    $750,143
                                                    ==========    ==========    ========

                                                    Mitchell       Mitchell      Van Eck
                                                    Hutchins       Hutchins     Worldwide
                                                    Strategic      Tactical       Hard
                                                     Income       Allocation     Assets
                                                    Portfolio      Portfolio      Fund
                                                    ---------     ----------    ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  22,199    $   258,899    $ (1,338)
  Realized Gain (Loss) on Investment Activity ...     (42,010)       351,372       4,225
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      20,369     (1,923,915)     18,184
                                                    ---------    -----------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................         558     (1,313,644)     21,071
                                                    ---------    -----------    --------
Capital Transactions:
  Contract Deposits .............................      48,991      5,606,741      27,943
  Administrative Charges ........................      (2,517)       (63,735)       (109)
  Transfers .....................................    (117,581)     1,838,165     (25,925)
  Contract Withdrawals ..........................     (20,907)      (930,055)     (8,271)
  Deferred Sales Charges ........................          (2)        (8,158)       (116)
  Death Benefits ................................     (34,962)      (921,360)          0
  Annuity Payments ..............................           0           (682)          0
                                                    ---------    -----------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (126,978)     5,520,916      (6,478)
                                                    ---------    -----------    --------
Total Increase (Decrease) in Net Assets .........    (126,420)     4,207,272      14,593
Net Assets, at Beginning of Year ................     960,837     36,339,574     243,443
                                                    ---------    -----------    --------
Net Assets, at End of Year ......................   $ 834,417    $40,546,846    $258,036
                                                    =========    ===========    ========

                                                      Van Eck      WP&G         WP&G
                                                     Worldwide   Tomorrow     Tomorrow
                                                     Emerging      Short       Medium
                                                      Markets      Term         Term
                                                       Fund      Portfolio    Portfolio
                                                     --------    ---------    ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  (7,425)   $  (2,843)   $  (3,152)
  Realized Gain (Loss) on Investment Activity ...       1,518       (7,380)      13,268
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    (326,999)      15,865         (942)
                                                    ---------    ---------    ---------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (332,906)       5,642        9,174
                                                    ---------    ---------    ---------
Capital Transactions:
  Contract Deposits .............................      52,607            0          400
  Administrative Charges ........................        (277)         (82)        (122)
  Transfers .....................................     584,384     (403,666)    (423,234)
  Contract Withdrawals ..........................     (15,315)     (21,988)     (19,390)
  Deferred Sales Charges ........................        (275)        (530)        (724)
  Death Benefits ................................           0            0            0
  Annuity Payments ..............................           0            0            0
                                                    ---------    ---------    ---------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     621,124     (426,266)    (443,070)
                                                    ---------    ---------    ---------
Total Increase (Decrease) in Net Assets .........     288,218     (420,624)    (433,896)
Net Assets, at Beginning of Year ................     285,928      420,624      433,896
                                                    ---------    ---------    ---------
Net Assets, at End of Year ......................   $ 574,146    $       0    $       0
                                                    =========    =========    =========

                                                      WP&G
                                                    Tomorrow
                                                      Long
                                                      Term
                                                    Portfolio
                                                    ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) .............. ...   $  (3,755)
  Realized Gain (Loss) on Investment Activity ...      46,750
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     (32,024)
                                                    ---------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      10,971
                                                    ---------
Capital Transactions:
  Contract Deposits .............................       2,600
  Administrative Charges ........................        (116)
  Transfers .....................................    (481,662)
  Contract Withdrawals ..........................     (10,013)
  Deferred Sales Charges ........................        (256)
  Death Benefits ................................           0
  Annuity Payments ..............................           0
                                                    ---------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (489,447)
                                                    ---------
Total Increase (Decrease) in Net Assets .........    (478,476)
Net Assets, at Beginning of Year ................     478,476
                                                    ---------
Net Assets, at End of Year ......................   $       0
                                                    =========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account I (the "Account") is a separate investment account established under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts"). The following products are offered by the Account: Profile, Ovation, Ovation Plus, Ovation Access, Ovation Advisor, Trilogy and Paradigm. The Alliance Gallery product has been discontinued as of April 30, 2000. The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Alliance Variable Products Series Fund B, Inc. ("Alliance Fund B"), Brinson Series Trust ("Brinson Trust" formerly
Mitchell Hutchins Trust, "Mitchell Hutchins Series Trust"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance
Products Fund ("Fidelity Trust"), Fidelity Investments Variable Insurance Products Fund II ("Fidelity Trust II"), Mercury HW Variable Trust ("Mercury HW Trust", formerly Hotchkis & Wiley Variable Trust, "Hotchkis & Wiley Trust"), Mercury Asset Management V.I.P. Funds, Inc. ("Mercury Fund"), Merrill Lynch Variable Series Funds ("Merrill Lynch Fund"), Morgan Stanley Universal Institutional Funds ("Morgan Stanley Fund"), Van Eck Investment Trust ("Van Eck Trust") and Vanguard Group ("Vanguard Group"). The assets in the policies may be invested in the following subaccounts:

AIM Fund:                                                                Dreyfus Fund:
   Capital Appreciation Fund                                                Small Company Stock Portfolio
   International Equity Fund                                                Stock Index Fund
                                                                            Zero Coupon 2000 Portfolio (Fund Closed 12/29/00)
Alliance Fund:
   Bernstein International Value Portfolio                               Fidelity Trust:
   Bernstein Real Estate Investment Portfolio **                            Growth Portfolio
   Bernstein Small Cap Value Portfolio                                      High Income Portfolio
   Bernstein Utility Income Portfolio **                                    Money Market Portfolio
   Conservative Investors Portfolio (Fund Closed 02/23/01)                  Overseas Portfolio
   Global Bond Portfolio
   Global Dollar Government Portfolio                                    Fidelity Trust II:
   Growth Portfolio                                                         Asset Manager Portfolio
   Growth & Income Portfolio                                                Contrafund Portfolio
   Growth Investors Portfolio (Fund Closed 02/23/01)                        Investment Grade Bond Portfolio
   High Yield Portfolio
   International Portfolio                                               Mercury HW Trust:
   Money Market Portfolio                                                   International VIP Portfolio *
   North American Government Income Portfolio                               Low Duration VIP Portfolio (Fund Closed 10/30/01)
   Premier Growth Portfolio
   Quasar Portfolio                                                      Mercury Fund:
   Short-Term Multi-Market Portfolio (Fund Closed 02/23/01)                 U.S. Large Cap Fund
   Technology Portfolio
   Total Return Portfolio                                                Merrill Lynch Fund:
   U.S. Government/High Grade Securities Portfolio                          American Balanced Focus Fund *
   Worldwide Privatization Portfolio                                        Basic Value Focus Fund
                                                                            Capital Focus Fund *
Alliance Fund B:                                                            Core Bond Focus Fund (Formerly Prime Bond Fund)
   Bernstein Value Portfolio                                                Developing Capital Markets Fund
   Growth Portfolio                                                         Domestic Money Market Fund
   Growth & Income Portfolio                                                Global Allocation Focus Fund
   Money Market Portfolio                                                     (Formerly Global Strategy Focus Fund)
   Premier Growth Portfolio                                                 Global Growth Focus Fund
   Technology Portfolio                                                     High Current Income Fund
   U.S. Government/High Grade Securities Portfolio                          International Equity Focus Fund *
                                                                            Large Cap Core Focus Fund (Formerly Quality
                                                                              Equity Fund)
Brinson Trust:                                                              Natural Resources Focus Fund
   Balanced Portfolio ***                                                   Small Cap Value Focus Fund
   Global Income Portfolio ***                                              Utilities and Telecom Focus Fund
   Growth Portfolio ***
   Growth & Income Portfolio ***                                         Morgan Stanley Fund:
   High Income Portfolio ***                                                Equity Growth Portfolio
   Small Cap Portfolio ***                                                  Fixed Income Portfolio
   Strategic Income Portfolio ***                                           International Magnum Portfolio
   Tactical Allocation Portfolio                                            Mid Cap Growth Portfolio
                                                                            Money Market Portfolio

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

Morgan Stanley (Cont.)                                                   Vanguard Group:
   Technology Portfolio                                                     500 Index Fund
   Value Portfolio                                                          International Growth Fund
                                                                            LifeStrategy Conservative Growth Fund
Van Eck Trust:                                                              LifeStrategy Growth Fund
   Worldwide Emerging Markets Fund                                          LifeStrategy Income Fund
   Worldwide Hard Assets Fund                                               LifeStrategy Moderate Growth Fund
                                                                            Primecap Fund
WP&G Tomorrow Fund:                                                         Prime Money Market Fund
   Tomorrow Long Term Portfolio (Fund Closed 07/31/00)                      Small Cap Growth Index Fund
   Tomorrow Medium Term Portfolio (Fund Closed 07/31/00)                    Small Cap Value Index Fund
   Tomorrow Short Term Portfolio (Fund Closed 07/31/00)                     Total Bond Market Index Fund
                                                                            U.S. Growth Fund
                                                                            Wellington Fund
                                                                            Windsor Fund

* On 05/01/01 the Merrill Lynch Capital Focus Fund merged with the Merrill Lynch American Balanced Focus Fund. The Merrill Lynch International Equity Focus Fund merged with the Mercury HW International VIP Portfolio.

** On 10/26/01 the Alliance  Real Estate  Investment  Portfolio  merged with the
Bernstein  Real  Estate  Investment  Portfolio.   The  Alliance  Utility  Income
Portfolio merged with the Bernstein Utility Income Portfolio.

*** On 10/30/01 the Brinson Balanced Portfolio merged with the Alliance Total Return Portfolio. The Brinson Global Income Portfolio merged with the Alliance Global Bond Portfolio. The Brinson Growth Portfolio merged with the Alliance Growth Portfolio. The Brinson Growth & income Portfolio merged with the Alliance Growth & Income Portfolio. The Brinson High Income Portfolio merged with the Alliance High Yield Portfolio. The Brinson Small Cap Portfolio merged with the Alliance Quasar Portfolio. The Brinson Strategic Income Portfolio merged with the Alliance Global Bond Portfolio.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

In addition to the Account, a contract holder may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest for a selected period. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the respective funds and trusts are stated at market value, which is the net asset value of each of the respective series as determined by the Fund at the close of business on the last business day of the period.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income or realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

E. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

3. Contract Charges

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, up to 1.25% of the value of the contracts.

Daily charges for mortality and expense risks assumed by the Company on all contracts issued under the Ovation Access product are assessed through the daily unit value calculation and are equivalent, on an annual basis, to 0.19% of the value of the contracts.

Daily charges for administrative expenses are assessed through the daily unit value calculation and are equivalent, on an annual basis, to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 may be assessed against each contract on its anniversary date by surrendering units.

Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent, on an annual basis, to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk fees line of the Statement of Operations.

Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.10% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

Daily charges for the Annual Ratchet Plan option are assessed on all contracts under the Ovation Access product that have elected this option and are equivalent, on an annual basis, to 0.25% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to a maximum 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

In the event that a contract holder withdraws all or a portion of the contract value within the surrender charge period, the contracts provide that they will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts. Contracts under the Ovation Advisor product are not subjected to surrender charges.

Certain states impose premium taxes upon contracts. The Company intends to advance premium taxes due until the contract is surrendered or annuitized.

4. Annuity Reserves

Annuity reserves are computed for contracts currently payable according to the 83 IAM or Annuity 2000 Mortality Tables. The assumed interest rate is 5%. Charges to annuity reserves for mortality and expense risks experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the variable annuity account.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments

For the year ended December 31, 2001, investment activity in the Account was as follows:



                                                                    Cost of       Proceeds
Shares of                                                          Purchases     From Sales
---------                                                          ---------     ----------
AIM
   Capital Appreciation Fund ..................................  $  1,322,554   $  1,273,712
   International Equity Fund ..................................     3,433,343      4,527,279
Alliance
   Bernstein International Value Portfolio ....................     4,982,703      1,245,685
   Bernstein Real Estate Investment Portfolio .................     9,027,051      3,811,728
   Bernstein Small Cap Value Portfolio ........................    20,114,212      3,871,304
   Bernstein Utility Income Portfolio .........................    29,286,856      8,683,867
   Bernstein Value Portfolio ..................................    23,994,624        318,066
   Conservative Investors Portfolio ...........................     3,359,847     18,425,911
   Global Bond Portfolio ......................................     3,851,918      2,258,276
   Global Dollar Government Portfolio .........................     4,399,532      2,508,651
   Growth Portfolio ...........................................   101,955,479     76,632,823
   Growth & Income Portfolio ..................................   231,748,181    106,400,880
   Growth Investors Portfolio .................................     3,238,935     11,591,203
   High Yield Portfolio .......................................    16,257,037      5,615,340
   International Portfolio ....................................    83,866,379     81,683,488
   Money Market Portfolio .....................................   342,330,353    324,941,734
   North American Government Income Portfolio .................    33,613,172     12,123,402
   Premier Growth Portfolio ...................................   127,034,258    114,059,847
   Quasar Portfolio ...........................................   133,734,098    132,299,014
   Short-Term Multi-Market Portfolio ..........................       396,763      1,581,400
   Technology Portfolio .......................................    88,414,663     89,840,218
   Total Return Portfolio .....................................    90,367,899      8,806,192
   U.S. Government/High Grade Securities Portfolio ............    50,658,813      8,167,336
   Worldwide Privatization Portfolio ..........................    11,191,653     15,936,011
Brinson
   Balanced Portfolio .........................................       872,640      2,116,197
   Global Income Portfolio ....................................       181,924        610,969
   Growth Portfolio ...........................................     1,107,033      1,749,140
   Growth & Income Portfolio ..................................     2,131,655      6,770,810
   High Income Portfolio ......................................        44,872        644,686
   Small Cap Portfolio ........................................             0        669,651
   Strategic Income Portfolio .................................        35,426        819,463
   Tactical Allocation Portfolio ..............................     6,362,509      6,557,803
Dreyfus
   Small Company Stock Portfolio ..............................       341,834        224,265
   Stock Index Fund ...........................................     1,444,304      2,253,482
Fidelity
   Asset Manager Portfolio ....................................     3,567,636      1,879,567
   Contrafund Portfolio .......................................       367,800        638,071
   Growth Portfolio ...........................................     6,684,410      8,238,595
   High Income Portfolio ......................................     8,538,874      8,029,661
   Investment Grade Bond Portfolio ............................     7,757,934      7,270,068
   Money Market Portfolio .....................................    12,053,163     12,495,932
   Overseas Portfolio .........................................       168,818        116,401
Mercury HW
   International VIP Portfolio ................................     1,379,332        190,726
   Low Duration VIP Portfolio .................................       180,011        557,136
Mercury
   U.S. Large Cap Fund ........................................       232,031        204,103
Merrill Lynch
   American Balanced Focus Fund ...............................        12,123            143
   Basic Value Focus Fund .....................................     1,391,151        990,181
   Capital Focus Fund .........................................            92         11,867
   Core Bond Focus Fund .......................................        40,978         79,821
   Developing Capital Markets Fund ............................         3,890         14,979
   Domestic Money Market Fund .................................     1,167,870      1,246,531

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments (continued)

                                                                    Cost of       Proceeds
                                                                   Purchases     From Sales
                                                                   ---------     ----------
Merrill Lynch (continued)
   Global Allocation Focus Fund ...............................        36,438        143,443
   Global Growth Focus Fund ...................................       161,475        155,065
   High Current Income Fund ...................................       115,711         89,286
   International Equity Focus Fund ............................        44,394      1,170,759
   Large Cap Core Focus Fund ..................................       191,697        323,721
   Natural Resources Focus Fund ...............................            81         12,457
   Small Cap Value Focus Fund .................................       629,365        507,709
   Utilities & Telecommunications Focus Fund ..................       129,479        252,437
Morgan Stanley
   Equity Growth Portfolio ....................................        44,613          2,171
   Fixed Income Portfolio .....................................        45,905          1,735
   Technology Portfolio .......................................        20,672          1,666
   Value Portfolio ............................................         3,390             36
Van Eck
   Worldwide Emerging Markets Fund ............................       133,286        230,027
   Worldwide Hard Assets Fund .................................        47,851         69,983

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments

For the year ended December 31, 2000, investment activity in the Account was as follows:



                                                                    Cost of       Proceeds
Shares of                                                          Purchases     From Sales
---------                                                          ---------     ----------
AIM
   Capital Appreciation Fund ..................................  $  2,594,155   $  1,663,339
   International Equity Fund ..................................    20,026,907     17,362,069
Alliance
   Money Market Portfolio .....................................   638,091,569    628,967,059
   Premier Growth Portfolio ...................................   214,787,063    119,018,273
   Growth & Income Portfolio ..................................   201,707,753    158,752,300
   International Portfolio ....................................    75,415,653     53,401,257
   Short-Term Multi-Market Portfolio ..........................       316,827      1,870,534
   Global Bond Portfolio ......................................     1,594,127      2,398,577
   U.S. Government/High Grade Securities Portfolio ............    11,062,249     13,919,001
   Global Dollar Government Portfolio .........................     2,066,185      3,113,816
   North American Government Income Portfolio .................     9,374,483      7,454,230
   Utility Income Portfolio ...................................    18,966,434      6,460,181
   Conservative Investors Portfolio ...........................     3,205,238      7,817,094
   Growth Investors Portfolio .................................     3,476,793      3,587,133
   Growth Portfolio ...........................................   137,583,351     86,788,703
   Total Return Portfolio .....................................    20,534,808      9,919,455
   Worldwide Privatization Portfolio ..........................    20,712,669      7,443,740
   Technology Portfolio .......................................   352,337,808    224,458,139
   Quasar Portfolio ...........................................   479,887,663    484,670,225
   Real Estate Investment Portfolio ...........................     6,697,125      4,272,392
   High Yield Portfolio .......................................     6,341,784      4,904,597
Dreyfus
   Stock Index Fund ...........................................     2,836,546      5,038,610
   Zero Coupon 2000 Portfolio .................................         3,956         84,428
   Small Company Portfolio ....................................       716,825        611,559
Fidelity
   Money Market Portfolio .....................................    46,053,175     45,595,494
   Asset Manager Portfolio ....................................     4,817,652      1,865,160
   Growth Portfolio ...........................................     9,986,048      8,031,615
   High Income Portfolio ......................................     3,052,127      5,971,272
   Investment Grade Bond Portfolio ............................     3,901,312      4,388,759
   Overseas Portfolio .........................................       254,849        362,902
   Contrafund Portfolio .......................................     1,821,871      1,364,335
Mercury HW
   International VIP Portfolio ................................       808,650         34,071
   Low Duration VIP Portfolio .................................       360,969         76,442
Mercury
   U.S. Large Cap Fund ........................................       810,191         16,549
Merrill Lynch
   Basic Value Focus Fund .....................................     2,643,246        585,468
   Capital Focus Fund .........................................       102,331        105,717
   Developing Capital Markets Fund ............................       107,424         15,208
   Domestic Money Market Fund .................................     3,191,039      2,968,092
   Global Growth Focus Fund ...................................     1,172,546         19,419
   Global Strategy Focus Fund .................................       451,854         20,191
   Utilities & Telecommunications Focus Fund ..................       934,057        222,234
   High Current Income Fund ...................................       128,020         93,542
   International Equity Focus Fund ............................       507,532        224,337
   Natural Resources Focus Fund ...............................        14,780         40,235
   Prime Bond Fund ............................................        67,347         38,425
   Quality Equity Fund ........................................       943,633        195,199
   Small Cap Value Focus Fund .................................     1,107,664        185,435

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments (continued)

                                                                    Cost of       Proceeds
                                                                   Purchases     From Sales
                                                                   ---------     ----------
Mitchell Hutchins
   Balanced Portfolio .........................................       599,121        262,436
   Global Income Portfolio ....................................        65,993         53,920
   Growth Portfolio ...........................................     1,517,537        610,737
   Growth & Income Portfolio ..................................     1,690,094      1,287,552
   High Income Portfolio ......................................       272,062        780,195
   Small Cap Portfolio ........................................       342,845        141,461
   Strategic Income Portfolio .................................       689,601        794,379
   Tactical Allocation Portfolio ..............................    11,923,385      6,143,116
Van Eck
   Worldwide Hard Assets Fund .................................       127,698        135,514
   Worldwide Emerging Markets Fund ............................       655,530         41,833
Weiss, Peck & Greer
   Tomorrow Short Term Portfolio ..............................             0        428,755
   Tomorrow Medium Term Portfolio .............................           737        446,648
   Tomorrow Long Term Portfolio ...............................         7,980        500,687

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

6. Net Increase (Decrease) in Accumulation Units

For the year ended December 31, 2001, transactions in accumulation units of the account were as follows:

                                               AIM                AIM                  AIM
                                             Capital            Capital           International
                                           Appreciation       Appreciation           Equity
                                        2      Fund         3     Fund          2     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................             745.84            2,717.98            1,194.54
Units Withdrawn ....................              (2.22)         (12,002.69)              (1.34)
Units Transferred Between Funds ....             473.32          (27,848.41)               0.00
Units Transferred From (To) AIG Life               0.00           23,075.42                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............           1,216.94          (14,057.70)           1,193.20
Units, at Beginning of the Year ....             458.54          224,963.67               57.70
                                          -------------       -------------       -------------
Units, at End of the Year ..........           1,675.48          210,905.97            1,250.90
                                          =============       =============       =============
Unit Value at December 31, 2001 ....      $       10.70       $       10.72       $        9.61
                                          =============       =============       =============

                                                                Alliance            Alliance
                                               AIM              Bernstein           Bernstein
                                          International       International       International
                                             Equity              Value               Value
                                        3      Fund         1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................           3,380.95          191,325.60            7,219.82
Units Withdrawn ....................         (15,320.29)          (2,936.27)             (14.15)
Units Transferred Between Funds ....         (92,158.69)         125,321.00            4,831.71
Units Transferred From (To) AIG Life           2,199.44           65,798.03              981.04
                                          -------------       -------------       -------------
Net Increase (Decrease) ............        (101,898.59)         379,508.36           13,018.42
Units, at Beginning of the Year ....         387,443.23                0.00                0.00
                                          -------------       -------------       -------------
Units, at End of the Year ..........         285,544.64          379,508.36           13,018.42
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        9.63       $        9.78       $        9.77
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Alliance            Alliance           Alliance
                                            Bernstein           Bernstein           Bernstein
                                               Real                Real               Small
                                              Estate              Estate               Cap
                                            Investment          Investment            Value
                                        1   Portfolio       2   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................         284,406.17           20,381.19          823,121.54
Units Withdrawn ....................        (240,790.51)          (3,646.53)         (20,835.61)
Units Transferred Between Funds ....         171,232.07           11,239.17          317,390.48
Units Transferred From (To) AIG Life         149,859.14           17,688.19          425,119.98
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         364,706.87           45,662.02        1,544,796.39
Units, at Beginning of the Year ....       1,351,325.42           59,651.70                0.00
                                          -------------       -------------       -------------
Units, at End of the Year ..........       1,716,032.29          105,313.72        1,544,796.39
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       12.40       $       12.37       $       11.08
                                          =============       =============       =============

                                             Alliance
                                            Bernstein            Alliance           Alliance
                                              Small             Bernstein           Bernstein
                                               Cap               Utility             Utility
                                              Value               Income             Income
                                        2   Portfolio       1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................          15,968.56          592,028.98           20,837.80
Units Withdrawn ....................            (151.55)        (303,420.39)          (3,553.82)
Units Transferred Between Funds ....           9,723.21          179,952.04           (4,345.69)
Units Transferred From (To) AIG Life           1,991.90          361,521.46            8,893.27
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          27,532.12          830,082.09           21,831.56
Units, at Beginning of the Year ....               0.00        2,067,949.10           75,229.42
                                          -------------       -------------       -------------
Units, at End of the Year ..........          27,532.12        2,898,031.19           97,060.98
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       11.07       $       18.83       $       18.79
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Alliance            Alliance           Alliance
                                            Bernstein           Bernstein         Conservative
                                              Value               Value            Investors
                                        4   Portfolio       5   Portfolio       1  Portfolio
                                          -------------       -------------      -------------
                    VARIABLE ANNUITY
Units Purchased ....................       1,175,818.06           29,293.78                0.00
Units Withdrawn ....................         (27,393.57)            (306.97)         (67,228.53)
Units Transferred Between Funds ....         865,371.49           22,074.11       (1,063,861.08)
Units Transferred From (To) AIG Life         374,858.55            2,471.26                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............       2,388,654.53           53,532.18       (1,131,089.61)
Units, at Beginning of the Year ....               0.00                0.00        1,131,089.61
                                          -------------       -------------       -------------
Units, at End of the Year ..........       2,388,654.53           53,532.18               (0.00)
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        9.98       $        9.97       $       15.71
                                          =============       =============       =============

                                             Alliance            Alliance           Alliance
                                           Conservative           Global             Global
                                            Investors              Bond               Bond
                                        3   Portfolio      1    Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00           73,551.44            6,062.42
Units Withdrawn ....................            (180.93)        (106,761.24)             (28.92)
Units Transferred Between Funds ....         (34,041.17)          91,308.31           11,337.61
Units Transferred From (To) AIG Life               0.00           49,688.55              225.10
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (34,222.10)         107,787.06           17,596.21
Units, at Beginning of the Year ....          34,222.10          536,432.90            2,834.10
                                          -------------       -------------       -------------
Units, at End of the Year ..........               0.00          644,219.96           20,430.31
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       14.00       $       13.43       $       13.40
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                                                 Alliance           Alliance
                                             Alliance             Global             Global
                                              Global              Dollar             Dollar
                                               Bond             Government         Government
                                        3   Portfolio       1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00           54,598.75            1,153.38
Units Withdrawn ....................            (356.38)         (68,473.29)             (20.73)
Units Transferred Between Funds ....            (155.49)          36,282.36              406.54
Units Transferred From (To) AIG Life               0.00           37,501.21            2,873.15
                                          -------------       -------------       -------------
Net Increase (Decrease) ............            (511.87)          59,909.03            4,412.34
Units, at Beginning of the Year ....          17,284.90          417,248.95            7,952.81
                                          -------------       -------------       -------------
Units, at End of the Year ..........          16,773.03          477,157.98           12,365.15
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       10.08       $       18.92       $       18.88
                                          =============       =============       =============

                                             Alliance            Alliance           Alliance
                                              Growth              Growth             Growth
                                        1   Portfolio       2   Portfolio       3   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................         126,003.62            1,660.53            1,583.43
Units Withdrawn ....................      (1,604,629.94)         (12,921.35)         (39,292.62)
Units Transferred Between Funds ....        (626,282.25)         (33,722.97)         (13,152.36)
Units Transferred From (To) AIG Life         165,494.14           10,446.79              437.90
                                          -------------       -------------       -------------
Net Increase (Decrease) ............      (1,939,414.43)         (34,537.00)         (50,423.65)
Units, at Beginning of the Year ....       9,249,411.34          251,733.88          313,306.27
                                          -------------       -------------       -------------
Units, at End of the Year ..........       7,309,996.91          217,196.88          262,882.62
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       23.45       $       23.40       $       16.21
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                                                                    Alliance
                                                                                     Growth
                                             Alliance            Alliance               &
                                              Growth              Growth             Income
                                        4   Portfolio       5   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................       1,140,243.05           32,857.19          152,469.51
Units Withdrawn ....................         (93,342.90)          (2,433.19)      (1,801,572.88)
Units Transferred Between Funds ....          26,180.89           (8,353.39)         674,988.88
Units Transferred From (To) AIG Life         364,692.11           12,228.49          231,019.46
                                          -------------       -------------       -------------
Net Increase (Decrease) ............       1,437,773.15           34,299.10         (743,095.03)
Units, at Beginning of the Year ....         899,435.72           39,966.90       11,974,779.78
                                          -------------       -------------       -------------
Units, at End of the Year ..........       2,337,208.87           74,266.00       11,231,684.75
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       23.29       $       23.24       $       35.32
                                          =============       =============       =============

                                             Alliance            Alliance           Alliance
                                              Growth              Growth             Growth
                                                &                   &                   &
                                              Income              Income             Income
                                        2   Portfolio       3   Portfolio       4   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................           3,163.61            2,557.04        2,293,539.79
Units Withdrawn ....................         (19,341.22)         (46,844.40)        (144,761.42)
Units Transferred Between Funds ....          20,142.90          114,717.99          416,281.10
Units Transferred From (To) AIG Life           9,964.62              678.46          989,993.39
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          13,929.91           71,109.09        3,555,052.86
Units, at Beginning of the Year ....         323,241.62          520,541.14        1,042,759.54
                                          -------------       -------------       -------------
Units, at End of the Year ..........         337,171.53          591,650.23        4,597,812.40
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       35.24       $       21.91       $       35.11
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                            Alliance
                                             Growth              Alliance           Alliance
                                               &                  Growth             Growth
                                             Income             Investors           Investors
                                        5  Portfolio        1   Portfolio       3   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................          74,287.78                0.00                0.00
Units Withdrawn ....................          (2,265.11)         (36,101.50)          (1,810.89)
Units Transferred Between Funds ....          (8,885.15)        (531,985.27)         (46,674.57)
Units Transferred From (To) AIG Life          37,693.27                0.00                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         100,830.79         (568,086.77)         (48,485.46)
Units, at Beginning of the Year ....          56,310.70          568,086.77           48,485.46
                                          -------------       -------------       -------------
Units, at End of the Year ..........         157,141.49                0.00               (0.00)
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       35.03       $       18.78       $       16.26
                                          =============       =============       =============

                                              Alliance          Alliance
                                                High              High              Alliance
                                               Yield             Yield            International
                                        1    Portfolio      2   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................         575,069.59           29,830.73          589,503.66
Units Withdrawn ....................        (419,143.99)          (8,378.21)        (608,597.00)
Units Transferred Between Funds ....         568,384.02            9,698.21         (311,439.49)
Units Transferred From (To) AIG Life         246,378.36           12,520.39          301,095.18
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         970,687.98           43,671.12          (29,437.65)
Units, at Beginning of the Year ....       2,199,740.81           78,768.58        4,285,660.01
                                          -------------       -------------       -------------
Units, at End of the Year ..........       3,170,428.79          122,439.70        4,256,222.36
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        8.93       $        8.91       $       11.65
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                                                 Alliance           Alliance
                                             Alliance             Money               Money
                                          International           Market             Market
                                        2   Portfolio       1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................          23,524.80          136,715.02           11,971.55
Units Withdrawn ....................          (9,416.36)      (4,372,657.33)         (90,197.93)
Units Transferred Between Funds ....          (9,381.37)       2,456,838.17           67,007.65
Units Transferred From (To) AIG Life          20,200.41          168,403.97           (6,257.31)
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          24,927.48       (1,610,700.17)         (17,476.04)
Units, at Beginning of the Year ....          93,465.14        7,745,515.60          137,223.22
                                          -------------       -------------       -------------
Units, at End of the Year ..........         118,392.62        6,134,815.43          119,747.18
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       11.63       $       12.96       $       12.93
                                          =============       =============       =============

                                                                                    Alliance
                                                                                      North
                                             Alliance            Alliance           American
                                              Money               Money            Government
                                              Market              Market             Income
                                        4   Portfolio       5   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................       4,199,674.23           56,705.15          576,294.87
Units Withdrawn ....................        (675,363.16)            (127.84)        (467,398.12)
Units Transferred Between Funds ....      (1,015,468.38)         (32,681.79)         664,972.76
Units Transferred From (To) AIG Life         288,011.14            1,957.05          357,677.15
                                          -------------       -------------       -------------
Net Increase (Decrease) ............       2,796,853.83           25,852.57        1,131,546.66
Units, at Beginning of the Year ....         728,663.05           36,163.05        1,548,657.99
                                          -------------       -------------       -------------
Units, at End of the Year ..........       3,525,516.88           62,015.62        2,680,204.65
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       12.88       $       12.85       $       16.62
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Alliance
                                              North
                                             American            Alliance           Alliance
                                            Government           Premier             Premier
                                              Income              Growth             Growth
                                        2   Portfolio       1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................          20,556.21          185,433.41            5,235.05
Units Withdrawn ....................            (937.36)      (1,773,134.53)         (50,471.08)
Units Transferred Between Funds ....           8,313.28       (1,253,165.95)         (59,283.91)
Units Transferred From (To) AIG Life           5,621.21          284,465.61           12,172.79
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          33,553.34       (2,556,401.46)         (92,347.15)
Units, at Beginning of the Year ....          10,888.48       14,573,794.49          604,969.24
                                          -------------       -------------       -------------
Units, at End of the Year ..........          44,441.82       12,017,393.03          512,622.09
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       16.58       $       29.70       $       29.63
                                          =============       =============       =============

                                             Alliance            Alliance           Alliance
                                             Premier             Premier             Premier
                                              Growth              Growth             Growth
                                        3   Portfolio       4   Portfolio       5   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................             134.82        1,558,738.28           55,462.81
Units Withdrawn ....................         (16,038.21)        (122,060.94)          (4,850.78)
Units Transferred Between Funds ....         (10,646.83)         343,301.07           12,188.64
Units Transferred From (To) AIG Life               0.00          465,811.07           19,131.89
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (26,550.22)       2,245,789.48           81,932.56
Units, at Beginning of the Year ....         115,688.44          881,605.33           39,647.83
                                          -------------       -------------       -------------
Units, at End of the Year ..........          89,138.22        3,127,394.81          121,580.39
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       13.39       $       29.57       $       29.51
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Alliance            Alliance           Alliance
                                              Quasar              Quasar             Quasar
                                        1   Portfolio       2   Portfolio       3   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................         562,238.65           25,841.24              150.05
Units Withdrawn ....................        (735,419.39)         (12,696.28)          (7,156.96)
Units Transferred Between Funds ....        (507,034.21)          (7,372.31)          (4,663.79)
Units Transferred From (To) AIG Life         649,067.97            9,242.60                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (31,146.98)          15,015.25          (11,670.70)
Units, at Beginning of the Year ....       5,129,672.13          200,381.06           74,188.50
                                          -------------       -------------       -------------
Units, at End of the Year ..........       5,098,525.15          215,396.31           62,517.80
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       10.72       $       10.69       $       10.42
                                          =============       =============       =============

                                             Alliance
                                            Short-Term           Alliance           Alliance
                                           Multi-Market         Technology         Technology
                                        1   Portfolio       1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00          158,171.85            4,773.40
Units Withdrawn ....................          (7,835.84)      (1,204,418.25)         (34,221.94)
Units Transferred Between Funds ....        (120,489.09)      (1,500,590.71)         (51,639.47)
Units Transferred From (To) AIG Life               0.00          231,581.01           16,303.35
                                          -------------       -------------       -------------
Net Increase (Decrease) ............        (128,324.93)      (2,315,256.10)         (64,784.66)
Units, at Beginning of the Year ....         128,324.93       11,058,564.76          492,845.38
                                          -------------       -------------       -------------
Units, at End of the Year ..........              (0.00)       8,743,308.66          428,060.72
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       12.30       $       18.26       $       18.22
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Alliance            Alliance           Alliance
                                            Technology          Technology         Technology
                                        3   Portfolio       4   Portfolio       5   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................             323.67          937,316.74           55,727.72
Units Withdrawn ....................         (17,124.26)         (94,292.96)          (5,810.38)
Units Transferred Between Funds ....         (52,301.85)         273,391.03            1,217.88
Units Transferred From (To) AIG Life             625.82          281,073.75           14,612.23
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (68,476.62)       1,397,488.56           65,747.45
Units, at Beginning of the Year ....         222,976.76          799,162.09           61,596.96
                                          -------------       -------------       -------------
Units, at End of the Year ..........         154,500.14        2,196,650.65          127,344.41
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       17.67       $       18.18       $       18.14
                                          =============       =============       =============

                                             Alliance            Alliance           Alliance
                                              Total               Total               Total
                                              Return              Return             Return
                                        1   Portfolio       2   Portfolio       3   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................       1,225,930.80           21,212.00               53.51
Units Withdrawn ....................        (748,748.50)         (10,958.02)         (11,061.13)
Units Transferred Between Funds ....       2,243,730.25           38,253.80          107,042.29
Units Transferred From (To) AIG Life         754,552.35           23,776.23                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............       3,475,464.90           72,284.01           96,034.67
Units, at Beginning of the Year ....       3,514,022.78          104,427.89            8,702.86
                                          -------------       -------------       -------------
Units, at End of the Year ..........       6,989,487.68          176,711.90          104,737.53
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       21.66       $       21.61       $       10.83
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Alliance            Alliance           Alliance
                                               U.S.                U.S.               U.S.
                                           Government/         Government/         Government/
                                            High Grade          High Grade         High Grade
                                            Securities          Securities         Securities
                                        1   Portfolio       2   Portfolio       4   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................       1,102,309.81           33,632.57            4,626.63
Units Withdrawn ....................        (699,577.06)          (5,857.91)         (16,385.60)
Units Transferred Between Funds ....       1,554,255.05           15,251.78           62,070.29
Units Transferred From (To) AIG Life         744,069.26           22,859.74           36,022.46
                                          -------------       -------------       -------------
Net Increase (Decrease) ............       2,701,057.06           65,886.18           86,333.78
Units, at Beginning of the Year ....       3,686,407.51           59,933.02          127,367.05
                                          -------------       -------------       -------------
Units, at End of the Year ..........       6,387,464.57          125,819.20          213,700.83
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       14.35       $       14.32       $       14.26
                                          =============       =============       =============

                                             Alliance
                                               U.S.
                                           Government/           Alliance           Alliance
                                            High Grade          Worldwide           Worldwide
                                            Securities        Privatization       Privatization
                                        5   Portfolio       1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00          148,169.50           19,965.73
Units Withdrawn ....................             (91.13)        (410,819.58)          (5,682.47)
Units Transferred Between Funds ....           4,537.43         (302,861.00)          (9,947.36)
Units Transferred From (To) AIG Life             898.75          134,742.13            3,578.03
                                          -------------       -------------       -------------
Net Increase (Decrease) ............           5,345.05         (430,768.95)           7,913.93
Units, at Beginning of the Year ....           3,449.00        2,498,271.76           81,649.60
                                          -------------       -------------       -------------
Units, at End of the Year ..........           8,794.05        2,067,502.81           89,563.53
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       14.23       $       14.86       $       14.83
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                                                                     Brinson
                                             Brinson             Brinson             Global
                                             Balanced            Balanced            Income
                                        1   Portfolio       2   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................              49.38                0.00                0.00
Units Withdrawn ....................          (6,093.63)            (312.18)          (2,176.83)
Units Transferred Between Funds ....         (99,587.64)         (12,153.07)         (28,670.53)
Units Transferred From (To) AIG Life              48.14             (287.26)               0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............        (105,583.75)         (12,752.51)         (30,847.36)
Units, at Beginning of the Year ....         105,583.75           12,752.51           30,847.36
                                          -------------       -------------       -------------
Units, at End of the Year ..........               0.00                0.00               (0.00)
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       13.54       $       13.52       $       11.41
                                          =============       =============       =============

                                             Brinson
                                              Global             Brinson             Brinson
                                              Income              Growth             Growth
                                        2   Portfolio       1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00              345.20                0.00
Units Withdrawn ....................             (29.46)          (3,227.31)            (431.04)
Units Transferred Between Funds ....          (5,735.06)         (91,596.80)          (5,869.91)
Units Transferred From (To) AIG Life               0.00              750.36                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          (5,764.52)         (93,728.55)          (6,300.95)
Units, at Beginning of the Year ....           5,764.52           93,728.55            6,300.95
                                          -------------       -------------       -------------
Units, at End of the Year ..........               0.00                0.00               (0.00)
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       11.39       $       15.65       $       15.62
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Brinson             Brinson
                                              Growth              Growth             Brinson
                                                &                   &                 High
                                              Income              Income             Income
                                        1   Portfolio       2   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................           4,505.19                0.00                0.00
Units Withdrawn ....................         (18,395.86)          (2,009.63)            (547.30)
Units Transferred Between Funds ....        (364,019.91)         (16,606.79)         (50,447.70)
Units Transferred From (To) AIG Life               3.41              166.02                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............        (377,907.17)         (18,450.40)         (50,995.00)
Units, at Beginning of the Year ....         377,907.17           18,450.40           50,995.00
                                          -------------       -------------       -------------
Units, at End of the Year ..........               0.00                0.00               (0.00)
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       15.69       $       15.67       $       10.06
                                          =============       =============       =============

                                             Brinson             Brinson             Brinson
                                               High               Small               Small
                                              Income               Cap                 Cap
                                        2   Portfolio       1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00                0.00                0.00
Units Withdrawn ....................             (46.09)            (816.38)            (894.72)
Units Transferred Between Funds ....         (12,017.54)         (34,863.86)          (4,252.21)
Units Transferred From (To) AIG Life               0.00                0.00                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (12,063.63)         (35,680.24)          (5,146.93)
Units, at Beginning of the Year ....          12,063.63           35,680.24            5,146.93
                                          -------------       -------------       -------------
Units, at End of the Year ..........              (0.00)               0.00               (0.00)
                                          =============       =============       =============
Unit Value at December 31, 2001 ....      $       10.04       $       15.69       $       15.67
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Brinson             Brinson             Brinson
                                            Strategic           Strategic           Tactical
                                              Income              Income           Allocation
                                        1   Portfolio       2   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00                0.00           22,200.54
Units Withdrawn ....................          (5,860.41)             (11.87)        (124,433.59)
Units Transferred Between Funds ....         (55,640.26)          (6,376.34)        (133,378.62)
Units Transferred From (To) AIG Life               0.00                0.00           57,623.26
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (61,500.67)          (6,388.21)        (177,988.41)
Units, at Beginning of the Year ....          61,500.67            6,388.21        2,123,608.18
                                          -------------       -------------       -------------
Units, at End of the Year ..........              (0.00)              (0.00)       1,945,619.77
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       11.90       $       11.88       $       14.58
                                          =============       =============       =============

                                                                 Dreyfus             Dreyfus
                                             Brinson              Small               Small
                                             Tactical            Company             Company
                                            Allocation            Stock               Stock
                                        2   Portfolio       3   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................           1,306.55              430.74                0.00
Units Withdrawn ....................         (16,058.66)          (9,293.34)              (0.69)
Units Transferred Between Funds ....         (14,690.57)           4,839.39                0.00
Units Transferred From (To) AIG Life             685.26           15,970.45                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (28,757.42)          11,947.24               (0.69)
Units, at Beginning of the Year ....         276,933.84          166,114.67            1,042.70
                                          -------------       -------------       -------------
Units, at End of the Year ..........         248,176.42          178,061.91            1,042.01
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       14.56       $       11.09       $       11.07
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                              Dreyfus             Dreyfus            Fidelity
                                               Stock               Stock               Asset
                                               Index               Index              Manager
                                        3      Fund         2      Fund         2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................          18,088.76                0.00                0.00
Units Withdrawn ....................         (67,346.98)              (0.54)               0.00
Units Transferred Between Funds ....         (31,312.09)             842.72            1,046.49
Units Transferred From (To) AIG Life          29,597.58                0.00                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (50,972.73)             842.18            1,046.49
Units, at Beginning of the Year ....         865,770.93              815.94                0.00
                                          -------------       -------------       -------------
Units, at End of the Year ..........         814,798.20            1,658.12            1,046.49
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       17.92       $       17.88       $       14.70
                                          =============       =============       =============

                                             Fidelity
                                              Asset              Fidelity           Fidelity
                                             Manager            Contrafund         Contrafund
                                        3   Portfolio       2   Portfolio       3   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................          11,503.36                0.00            3,966.30
Units Withdrawn ....................         (62,561.20)              (0.54)         (26,692.62)
Units Transferred Between Funds ....          37,561.36                0.00          (14,199.23)
Units Transferred From (To) AIG Life          91,236.79                0.00            5,815.38
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          77,740.31               (0.54)         (31,110.17)
Units, at Beginning of the Year ....         784,026.12              125.90          399,091.77
                                          -------------       -------------       -------------
Units, at End of the Year ..........         861,766.43              125.36          367,981.60
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       14.73       $       12.68       $       12.71
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                                                                    Fidelity
                                             Fidelity            Fidelity             High
                                              Growth              Growth             Income
                                        3   Portfolio       2   Portfolio       3   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................           9,284.27                0.00            1,127.51
Units Withdrawn ....................         (91,833.91)              (0.34)         (55,002.06)
Units Transferred Between Funds ....         (91,439.45)               0.00           22,139.87
Units Transferred From (To) AIG Life          20,941.16                0.00           15,069.04
                                          -------------       -------------       -------------
Net Increase (Decrease) ............        (153,047.93)              (0.34)         (16,665.64)
Units, at Beginning of the Year ....         900,330.29               79.43          306,543.94
                                          -------------       -------------       -------------
Units, at End of the Year ..........         747,282.36               79.09          289,878.30
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       17.67       $       17.64       $        8.47
                                          =============       =============       =============

                                                                 Fidelity
                                             Fidelity           Investment          Fidelity
                                               High               Grade               Money
                                              Income               Bond              Market
                                        2   Portfolio       3   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00           10,637.29            6,218.50
Units Withdrawn ....................              (0.77)         (58,404.73)              (3.12)
Units Transferred Between Funds ....               0.00           44,305.65           (4,091.09)
Units Transferred From (To) AIG Life               0.00           28,654.28                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............              (0.77)          25,192.49            2,124.29
Units, at Beginning of the Year ....           1,171.66          342,353.63              358.95
                                          -------------       -------------       -------------
Units, at End of the Year ..........           1,170.89          367,546.12            2,483.24
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        8.45       $       13.85       $       12.40
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                                                                     Mercury
                                             Fidelity                                  HW
                                              Money              Fidelity         International
                                              Market             Overseas              VIP
                                        3   Portfolio       3   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................           9,560.49              358.88            2,217.91
Units Withdrawn ....................        (191,762.30)          (4,300.34)         (10,092.87)
Units Transferred Between Funds ....          99,396.14            1,093.82           97,440.48
Units Transferred From (To) AIG Life          17,136.77                0.00            5,372.95
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (65,668.90)          (2,847.64)          94,938.47
Units, at Beginning of the Year ....       1,051,035.51           60,712.17           81,594.55
                                          -------------       -------------       -------------
Units, at End of the Year ..........         985,366.61           57,864.53          176,533.02
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       12.43       $       11.49       $        9.50
                                          =============       =============       =============

                                             Mercury             Mercury             Mercury
                                                HW                 Low                U.S.
                                          International          Duration             Large
                                               VIP                 VIP                 Cap
                                        2   Portfolio       1   Portfolio       1     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00                0.00                0.00
Units Withdrawn ....................             (86.82)          (6,089.60)          (1,382.53)
Units Transferred Between Funds ....           9,421.09            7,583.36            2,424.28
Units Transferred From (To) AIG Life               0.00          (36,443.98)           2,810.72
                                          -------------       -------------       -------------
Net Increase (Decrease) ............           9,334.27          (34,950.22)           3,852.47
Units, at Beginning of the Year ....           1,576.83           34,950.22           76,294.16
                                          -------------       -------------       -------------
Units, at End of the Year ..........          10,911.10                0.00           80,146.63
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        9.49       $       11.10       $        8.88
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                            Merrill              Merrill             Merrill
                                             Lynch                Lynch               Lynch
                                            American              Basic               Basic
                                            Balanced              Value               Value
                                             Focus                Focus               Focus
                                        1     Fund          1      Fund         2     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00            1,476.04              106.60
Units Withdrawn ....................              (1.56)         (40,995.86)            (546.96)
Units Transferred Between Funds ....           1,181.15           19,911.93            3,101.05
Units Transferred From (To) AIG Life               0.00           11,628.13                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............           1,179.59           (7,979.76)           2,660.69
Units, at Beginning of the Year ....               0.00          600,974.17           62,666.19
                                          -------------       -------------       -------------
Units, at End of the Year ..........           1,179.59          592,994.41           65,326.88
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        9.68       $       14.52       $       14.49
                                          =============       =============       =============

                                             Merrill             Merrill             Merrill
                                              Lynch               Lynch               Lynch
                                             Capital               Core               Core
                                              Focus                Bond               Bond
                                        1      Fund         1      Fund         2     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00                0.00                0.00
Units Withdrawn ....................              (0.10)          (2,500.61)            (956.33)
Units Transferred Between Funds ....          (1,197.75)          (1,385.97)            (946.47)
Units Transferred From (To) AIG Life               0.00                0.00                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          (1,197.85)          (3,886.58)          (1,902.80)
Units, at Beginning of the Year ....           1,197.85           54,837.46            5,217.85
                                          -------------       -------------       -------------
Units, at End of the Year ..........              (0.00)          50,950.88            3,315.05
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        9.86       $       11.73       $       11.70
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Merrill             Merrill             Merrill
                                              Lynch               Lynch               Lynch
                                            Developing          Developing          Domestic
                                             Capital             Capital              Money
                                             Markets             Markets             Market
                                        1      Fund         2      Fund         1     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................             201.31                0.00              944.52
Units Withdrawn ....................            (560.52)              (6.19)           2,171.46
Units Transferred Between Funds ....            (773.25)            (238.70)          25,782.91
Units Transferred From (To) AIG Life               0.00                0.00          (38,878.44)
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          (1,132.46)            (244.89)          (9,979.55)
Units, at Beginning of the Year ....          15,820.98            4,733.47          128,180.64
                                          -------------       -------------       -------------
Units, at End of the Year ..........          14,688.52            4,488.58          118,201.09
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        7.84       $        7.82       $       11.55
                                          =============       =============       =============

                                             Merrill             Merrill             Merrill
                                              Lynch               Lynch               Lynch
                                             Domestic             Global             Global
                                              Money            Allocations         Allocations
                                              Market              Focus               Focus
                                        2      Fund         1      Fund         2     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00               57.29                0.00
Units Withdrawn ....................              (4.82)          (1,187.63)             (34.90)
Units Transferred Between Funds ....               0.93           (7,485.69)          (2,148.55)
Units Transferred From (To) AIG Life               0.00                0.00            1,121.20
                                          -------------       -------------       -------------
Net Increase (Decrease) ............              (3.89)          (8,616.03)          (1,062.25)
Units, at Beginning of the Year ....           5,160.80           85,381.77           13,312.83
                                          -------------       -------------       -------------
Units, at End of the Year ..........           5,156.91           76,765.74           12,250.58
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       11.53       $       10.28       $       10.26
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Merrill             Merrill             Merrill
                                              Lynch               Lynch               Lynch
                                              Global              Global              High
                                              Growth              Growth             Current
                                              Focus               Focus              Income
                                        1      Fund         2      Fund         1     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................           6,892.64                0.00            3,583.86
Units Withdrawn ....................          (2,995.58)              (6.18)          (5,337.26)
Units Transferred Between Funds ....          (8,899.87)               0.00            1,153.70
Units Transferred From (To) AIG Life           3,931.47            1,209.55               14.13
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          (1,071.34)           1,203.37             (585.57)
Units, at Beginning of the Year ....         102,842.81            1,060.11           70,745.68
                                          -------------       -------------       -------------
Units, at End of the Year ..........         101,771.47            2,263.48           70,160.11
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        8.26       $        8.25       $        9.28
                                          =============       =============       =============

                                             Merrill             Merrill             Merrill
                                              Lynch               Lynch               Lynch
                                               High           International       International
                                             Current              Equity             Equity
                                              Income              Focus               Focus
                                        2      Fund         1      Fund         2     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00              174.68                0.00
Units Withdrawn ....................              (2.48)          (1,339.08)              (8.66)
Units Transferred Between Funds ....          (2,885.94)         (98,539.78)         (13,544.60)
Units Transferred From (To) AIG Life               0.00            1,957.34                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          (2,888.42)         (97,746.84)         (13,553.26)
Units, at Beginning of the Year ....           3,081.47           97,746.84           13,553.26
                                          -------------       -------------       -------------
Units, at End of the Year ..........             193.05               (0.00)               0.00
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        9.26       $       10.25       $       10.24
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Merrill             Merrill
                                              Lynch               Lynch              Merrill
                                              Large               Large               Lynch
                                               Cap                 Cap               Natural
                                               Core                Core             Resources
                                              Focus               Focus               Focus
                                        1      Fund         2      Fund         1     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00                0.00                0.00
Units Withdrawn ....................         (19,814.17)             (83.37)              (7.59)
Units Transferred Between Funds ....           9,636.05           (4,080.08)            (896.30)
Units Transferred From (To) AIG Life           3,309.16                0.00                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          (6,868.96)          (4,163.45)            (903.89)
Units, at Beginning of the Year ....         133,131.12            7,323.07            3,746.62
                                          -------------       -------------       -------------
Units, at End of the Year ..........         126,262.16            3,159.62            2,842.73
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       12.15       $       12.13       $       11.36
                                          =============       =============       =============

                                             Merrill             Merrill             Merrill
                                              Lynch               Lynch               Lynch
                                             Natural              Small               Small
                                            Resources              Cap                 Cap
                                              Focus               Focus               Focus
                                        2      Fund         1      Fund         2     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00            3,091.39                0.00
Units Withdrawn ....................              (1.11)          (4,734.18)            (101.54)
Units Transferred Between Funds ....               0.00           (5,479.66)           1,231.95
Units Transferred From (To) AIG Life               0.00            3,662.85              885.37
                                          -------------       -------------       -------------
Net Increase (Decrease) ............              (1.11)          (3,459.60)           2,015.78
Units, at Beginning of the Year ....             577.58          124,263.72           27,613.79
                                          -------------       -------------       -------------
Units, at End of the Year ..........             576.47          120,804.12           29,629.57
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       11.33       $       16.73       $       16.70
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                              Merrill             Merrill
                                               Lynch               Lynch
                                             Utilities           Utilities           Morgan
                                                 &                   &               Stanley
                                         Telecommunications  Telecommunications      Equity
                                               Focus               Focus             Growth
                                        1       Fund        2       Fund        1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................             145.88                0.00            4,521.93
Units Withdrawn ....................            (964.74)            (731.57)                  0
Units Transferred Between Funds ....         (13,103.45)              20.62                   0
Units Transferred From (To) AIG Life           1,147.91              868.40
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (12,774.40)             157.45            4,521.93
Units, at Beginning of the Year ....          82,746.40            1,789.31                   0
                                          -------------       -------------       -------------
Units, at End of the Year ..........          69,972.00            1,946.76            4,521.93
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       12.47       $       12.44       $       10.49
                                          =============       =============       =============

                                              Morgan
                                             Stanley              Morgan             Morgan
                                              Fixed              Stanley             Stanley
                                              Income            Technology            Value
                                        1   Portfolio       1   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................           4,352.12            1,992.94              496.46
Units Withdrawn ....................                  0                   0                   0
Units Transferred Between Funds ....                  0                   0                   0
Units Transferred From (To) AIG Life
                                          -------------       -------------       -------------
Net Increase (Decrease) ............           4,352.12            1,992.94              496.46
Units, at Beginning of the Year ....                  0                   0                   0
                                          -------------       -------------       -------------
Units, at End of the Year ..........           4,352.12            1,992.94              496.46
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        9.90       $       11.19       $       10.74
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Van Eck             Van Eck
                                            Worldwide           Worldwide
                                             Emerging              Hard
                                             Markets              Assets
                                        3      Fund         3      Fund
                                          -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................             481.62              288.30
Units Withdrawn ....................          (2,653.63)            (694.12)
Units Transferred Between Funds ....         (19,005.47)          (2,364.15)
Units Transferred From (To) AIG Life           6,235.72                0.00
                                          -------------       -------------
Net Increase (Decrease) ............         (14,941.76)          (2,769.97)
Units, at Beginning of the Year ....          84,156.28           29,314.06
                                          -------------       -------------
Units, at End of the Year ..........          69,214.52           26,544.09
                                          =============       =============

Unit Value at December 31, 2001 ....      $        6.61       $        7.77
                                          =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

7. Net Increase (Decrease) in Annuity Units

For the year ended December 31, 2001, transactions in annuity units of the account were as follows:

                                                                 Alliance
                                                                 Bernstein        Alliance
                                                   AIM             Real           Bernstein
                                                 Capital          Estate          Utility
                                              Appreciation      Investment         Income
                                             2    Fund         1 Portfolio      1 Portfolio
                VARIABLE ANNUITY             -------------     -----------      -----------
Units Purchased ...........................       25.46             0.00           298.28
Units Withdrawn ...........................        0.00          (912.52)            0.00
Units Transferred Between Funds ...........        0.00             0.00             0.00
Units Transferred From (To) AIG Life ......        0.00             0.00             0.00
                                               --------        ---------          -------
Net Increase (Decrease) ...................       25.46          (912.52)          298.28
Units, at Beginning of the Year ...........    2,276.60         5,948.17             0.00
                                               --------        ---------          -------
Units, at End of the Year .................    2,302.06         5,035.65           298.28
                                               ========        =========          =======

Unit Value at December 31, 2001 ...........    $   8.96        $    9.90          $ 15.03
                                               ========        =========          =======

                                                                                  Alliance
                                                Alliance         Alliance          Global
                                              Conservative        Global           Dollar
                                               Investors           Bond          Government
                                             1  Portfolio      1 Portfolio      1 Portfolio
                VARIABLE ANNUITY             -------------     -----------      -----------
Units Purchased ...........................        0.00             0.00             0.00
Units Withdrawn ...........................     (742.58)         (331.92)          (74.95)
Units Transferred Between Funds ...........        0.00             0.00             0.00
Units Transferred From (To) AIG Life ......        0.00             0.00             0.00
                                               --------        ---------          -------
Net Increase (Decrease) ...................     (742.58)         (331.92)          (74.95)
Units, at Beginning of the Year ...........      742.58         1,057.93           572.56
                                               --------        ---------          -------
Units, at End of the Year .................        0.00           726.01           497.61
                                               ========        =========          =======

Unit Value at December 31, 2001 ...........    $  13.08        $   10.72          $ 15.11
                                               ========        =========          =======

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy and Paradigm products.
Footnote 2 are the funds under the Profile product.

                                                              Alliance         Alliance
                                                               Growth           Growth
                                               Alliance          &                &
                                                Growth         Income           Income
                                           1  Portfolio    1  Portfolio     2  Portfolio
                VARIABLE ANNUITY           ------------    -------------    ------------
Units Purchased ..........................     6,060.88        19,413.76           0.00
Units Withdrawn ..........................         0.00             0.00        (128.46)
Units Transferred Between Funds ..........         0.00             0.00           0.00
Units Transferred From (To) AIG Life .....         0.00             0.00           0.00
                                              ---------       ----------      ---------
Net Increase (Decrease) ..................     6,060.88        19,413.76        (128.46)
Units, at Beginning of the Year ..........     7,725.51        19,048.90       3,270.77
                                              ---------       ----------      ---------
Units, at End of the Year ................    13,786.39        38,462.66       3,142.31
                                              =========       ==========      =========

Unit Value at December 31, 2001 ..........    $   18.72       $    28.19     $    18.31
                                              =========       ==========      =========

                                              Alliance        Alliance
                                               Growth           High           Alliance
                                              Investors         Yield        International
                                           1  Portfolio    1  Portfolio     1  Portfolio
                VARIABLE ANNUITY           ------------    -------------    --------------
Units Purchased .........................          0.00             0.00           0.00
Units Withdrawn .........................     (1,288.76)       (3,486.05)     (1,254.95)
Units Transferred Between Funds .........          0.00             0.00           0.00
Units Transferred From (To) AIG Life ....          0.00             0.00           0.00
                                              ---------       ----------      ----------
Net Increase (Decrease) .................     (1,288.76)       (3,486.05)     (1,254.95)
Units, at Beginning of the Year .........      1,288.76        12,162.86       5,533.04
                                              ---------       ----------      ----------
Units, at End of the Year ...............          0.00         8,676.81       4,278.09
                                              =========       ==========      ==========

Unit Value at December 31, 2001 .........     $   15.62       $     7.83      $    9.30
                                              =========       ==========      ==========

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy and Paradigm products.
Footnote 2 are the funds under the Profile product.

                                                               Alliance
                                                                North
                                              Alliance         American        Alliance
                                                Money         Government        Premier
                                                Market          Income          Growth
                                           1  Portfolio    1  Portfolio     1  Portfolio
                VARIABLE ANNUITY           ------------    -------------    -------------
Units Purchased .........................         0.00        1,471.65             0.00
Units Withdrawn .........................   (15,464.50)           0.00       (11,449.14)
Units Transferred Between Funds .........         0.00            0.00             0.00
Units Transferred From (To) AIG Life ....         0.00            0.00             0.00
                                             ---------       ---------       ----------
Net Increase (Decrease) .................   (15,464.50)       1,471.65       (11,449.14)
Units, at Beginning of the Year .........    39,032.47        3,070.13        38,626.63
                                             ---------       ---------       ----------
Units, at End of the Year ...............    23,567.97        4,541.78        27,177.49
                                             =========       =========        =========

Unit Value at December 31, 2001 .........    $   10.34       $   13.27        $   23.70
                                             =========       =========        =========

                                              Alliance
                                               Premier        Alliance         Alliance
                                               Growth          Quasar         Technology
                                           2  Portfolio    1  Portfolio     1  Portfolio
                VARIABLE ANNUITY           ------------    -------------    -------------
Units Purchased .........................        0.00         4,424.38             0.00
Units Withdrawn .........................     (119.71)            0.00        (7,720.52)
Units Transferred Between Funds .........        0.00             0.00             0.00
Units Transferred From (To) AIG Life ....        0.00             0.00             0.00
                                             --------       ----------       ----------
Net Increase (Decrease) .................     (119.71)        4,424.38        (7,720.52)
Units, at Beginning of the Year .........    2,539.26         8,434.73        24,929.00
                                             --------       ----------       ----------
Units, at End of the Year ...............    2,419.55        12,859.11        17,208.48
                                             ========       ==========       ==========

Unit Value at December 31, 2001 .........    $  11.20       $     8.55       $    14.57
                                             ========       ==========       ==========

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy and Paradigm products.
Footnote 2 are the funds under the Profile product.

                                                                Alliance
                                                                   U.S.
                                                               Government/
                                                 Alliance         High          Alliance
                                                  Total           Grade         Worldwide
                                                  Return       Securities     Privatization
                                             1  Portfolio    1  Portfolio     1  Portfolio
                VARIABLE ANNUITY             ------------    -------------    -------------
Units Purchased ...........................     1,742.85            0.00           922.05
Units Withdrawn ...........................         0.00       (1,052.43)            0.00
Units Transferred Between Funds ...........         0.00            0.00             0.00
Units Transferred From (To) AIG Life ......         0.00            0.00             0.00
                                                --------       ---------       ----------
Net Increase (Decrease) ...................     1,742.85       (1,052.43)          922.05
Units, at Beginning of the Year ...........     7,320.46        8,553.28         9,547.32
                                                --------       ---------       ----------
Units, at End of the Year .................     9,063.31        7,500.85        10,469.37
                                                ========       =========       ==========

Unit Value at December 31, 2001 ...........     $  17.29       $   11.46       $    11.86
                                                ========       =========       ==========

                                                                Brinson
                                                                 Growth           Brinson
                                                 Brinson           &             Tactical
                                                 Growth          Income         Allocation
                                             1  Portfolio    1  Portfolio     1  Portfolio
                VARIABLE ANNUITY             ------------    -------------    -------------
Units Purchased ..........................         0.00             0.00             0.00
Units Withdrawn ..........................    (1,649.80)       (4,533.52)         (421.58)
Units Transferred Between Funds ..........         0.00             0.00             0.00
Units Transferred From (To) AIG Life .....         0.00             0.00             0.00
                                               --------        ---------        ---------
Net Increase (Decrease) ..................    (1,649.80)       (4,533.52)         (421.58)
Units, at Beginning of the Year ..........     1,649.80         4,533.52         2,198.00
                                               --------        ---------        ---------
Units, at End of the Year ................         0.00             0.00         1,776.42
                                               ========        =========        =========

Unit Value at December 31, 2001 ..........     $  14.96        $   15.01        $   13.83
                                               ========        =========        =========

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy and Paradigm products.
Footnote 2 are the funds under the Profile product.


                                                Dreyfus         Fidelity
                                                 Stock            Asset          Fidelity
                                                 Index           Manager        Contrafund
                                             2   Fund        2  Portfolio     2  Portfolio
                VARIABLE ANNUITY             ------------    -------------    -------------
Units Purchased ..........................        0.00              0.00            0.00
Units Withdrawn ..........................     (180.67)          (112.81)         (36.18)
Units Transferred Between Funds ..........        0.00              0.00            0.00
Units Transferred From (To) AIG Life .....        0.00              0.00            0.00
                                              --------         ---------       ---------
Net Increase (Decrease) ..................     (180.67)          (112.81)         (36.18)
Units, at Beginning of the Year ..........    4,388.08          2,327.36        2,219.66
                                              --------         ---------       ---------
Units, at End of the Year ................    4,207.41          2,214.55        2,183.48
                                              ========         =========       =========

Unit Value at December 31, 2001 ..........    $  14.98         $   12.32       $   10.62
                                              ========         =========       =========

                                                                 Fidelity
                                                                Investment
                                                Fidelity          Grade
                                                 Growth           Bond
                                             2  Portfolio    2  Portfolio
                VARIABLE ANNUITY             ------------    -------------
Units Purchased ..........................         0.00             0.00
Units Withdrawn ..........................      (130.29)         (214.02)
Units Transferred Between Funds ..........         0.00             0.00
Units Transferred From (To) AIG Life .....         0.00             0.00
                                               --------        ---------
Net Increase (Decrease) ..................      (130.29)         (214.02)
Units, at Beginning of the Year ..........     2,747.03         6,045.62
                                               --------        ---------
Units, at End of the Year ................     2,616.74         5,831.60
                                               ========        =========

Unit Value at December 31, 2001 ..........     $  14.78        $   11.58
                                               ========        =========

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy and Paradigm products.
Footnote 2 are the funds under the Profile product.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 8 - Financial Highlights (Net Assets and Units Outstanding for the Year ended December 31, 2001):

                                                                    AIM                AIM                 AIM
                                                                  Capital            Capital          International
                                                                Appreciation       Appreciation          Equity
                                                           2       Fund        3       Fund        2      Fund
                                  VARIABLE ANNUITY(a)           ------------       ------------       -------------
Net Assets $ ........................................              17,925            2,261,009            12,017
Units, at End of the Year ...........................            1,675.48           210,905.97          1,250.90
Unit Value ..........................................               10.70                10.72              9.61
Total Return %(b) ...................................               (24.4)               (24.3)            (24.7)
Ratio of Net Investment Income
  to Average Net Assets % ...........................                11.4                  6.7               5.6

                                                                                     Alliance            Alliance
                                                                   AIM              Bernstein           Bernstein
                                                               International      International       International
                                                                  Equity              Value               Value
                                                           3       Fund        1    Portfolio      2    Portfolio
                                  VARIABLE ANNUITY(a)          ------------       -------------        ------------
Net Assets $ ........................................           2,748,812            3,710,767           127,249
Units, at End of the Year ...........................          285,544.64           379,508.36         13,018.42
Unit Value ..........................................                9.63                 9.78              9.77
Total Return %(b) ...................................               (24.6)                (2.2)             (2.3)
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 2.1                  0.0               0.0

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that have elected the Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm, and Profile products that have elected the Accidental Death
      Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death
Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                Alliance            Alliance           Alliance
                                                               Bernstein           Bernstein          Bernstein
                                                                  Real               Real               Small
                                                                 Estate             Estate               Cap
                                                               Investment         Investment            Value
                                                           1    Portfolio      2   Portfolio       1  Portfolio
                                  VARIABLE ANNUITY(a)          ----------         ------------        ----------
Net Assets $ ........................................          21,282,745            1,303,245        17,109,741
Units, at End of the Year ...........................        1,716,032.29           105,313.72      1,544,796.39
Unit Value ..........................................               12.40                12.37             11.08
Total Return %(b) ...................................                 9.3                  9.2              10.8
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 3.1                  2.6               0.0

                                                                 Alliance
                                                                Bernstein           Alliance          Alliance
                                                                  Small            Bernstein          Bernstein
                                                                   Cap              Utility            Utility
                                                                  Value              Income             Income
                                                           2    Portfolio      1    Portfolio      2  Portfolio
                                  VARIABLE ANNUITY(a)           ---------          -----------        ----------
Net Assets $ ........................................             304,836           54,565,301         1,823,466
Units, at End of the Year ...........................           27,532.12         2,898,031.19         97,060.98
Unit Value ..........................................               11.07                18.83             18.79
Total Return %(b) ...................................                10.7                (23.6)            (23.6)
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 0.0                  4.5               4.6

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that have elected the Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm, and Profile products that have elected the Accidental Death
      Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death
Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                               Alliance              Alliance          Alliance
                                                               Bernstein             Bernstein          Global
                                                                 Value                 Value             Bond
                                                           4   Portfolio        5    Portfolio      1  Portfolio
                                  VARIABLE ANNUITY(a)        ------------           -----------       ----------
Net Assets $ ........................................          23,829,454              533,864         8,653,098
Units, at End of the Year ...........................        2,388,654.53            53,532.18        644,219.96
Unit Value ..........................................                9.98                 9.97             13.43
Total Return %(b) ...................................                (0.2)                (0.3)             (1.7)
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 0.0                  0.0               0.0

                                                                                                       Alliance
                                                               Alliance              Alliance           Global
                                                                Global                Global            Dollar
                                                                 Bond                  Bond            Government
                                                           2   Portfolio        3    Portfolio      1  Portfolio
                                  VARIABLE ANNUITY(a)        ------------           -----------       ----------
Net Assets $ ........................................             273,811              169,060         9,030,131
Units, at End of the Year ...........................           20,430.31            16,773.03        477,157.98
Unit Value ..........................................               13.40                10.08             18.92
Total Return %(b) ...................................                (1.7)                (1.7)              7.8
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 0.0                  0.0              10.5

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that have elected the Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm, and Profile products that have elected the Accidental Death
      Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death
Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                 Alliance
                                                                  Global
                                                                  Dollar             Alliance          Alliance
                                                                Government            Growth            Growth
                                                           2    Portfolio      1     Portfolio     2   Portfolio
                                  VARIABLE ANNUITY(a)           ---------         ------------        ----------
Net Assets $ ........................................             233,491          171,419,922         5,082,022
Units, at End of the Year ...........................           12,365.15         7,309,996.91        217,196.88
Unit Value ..........................................               18.88                23.45             23.40
Total Return %(b) ...................................                 7.8                (24.5)            (24.6)
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 9.6                 14.2              13.4

                                                                 Alliance            Alliance          Alliance
                                                                  Growth              Growth            Growth
                                                           3    Portfolio      4     Portfolio     5   Portfolio
                                  VARIABLE ANNUITY(a)          ----------         ------------         ---------
Net Assets $ ........................................           4,261,717           54,439,422         1,726,016
Units, at End of the Year ...........................          262,882.62         2,337,208.87         74,266.00
Unit Value ..........................................               16.21                23.29             23.24
Total Return %(b) ...................................               (24.5)               (24.7)            (24.8)
Ratio of Net Investment Income
  to Average Net Assets % ...........................                14.3                 14.9              13.5

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that have elected the Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm, and Profile products that have elected the Accidental Death
      Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death
Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                              Alliance              Alliance          Alliance
                                                               Growth                Growth            Growth
                                                                 &                     &                 &
                                                               Income                Income            Income
                                                          1   Portfolio        2    Portfolio     3   Portfolio
                                  VARIABLE ANNUITY(a)       -------------           ----------        ----------
Net Assets $ ........................................         396,668,173           11,881,538        12,960,932
Units, at End of the Year ...........................       11,231,684.75           337,171.53        591,650.23
Unit Value ..........................................               35.32                35.24             21.91
Total Return %(b) ...................................                (1.0)                (1.1)             (1.1)
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 5.0                  4.8               5.1

                                                               Alliance            Alliance
                                                                Growth              Growth            Alliance
                                                                  &                   &                 High
                                                                Income              Income              Yield
                                                          4    Portfolio       5   Portfolio      1   Portfolio
                                  VARIABLE ANNUITY(a)        ------------          -----------      ------------
Net Assets $ ........................................         161,410,547            5,504,411        28,311,820
Units, at End of the Year ...........................        4,597,812.40           157,141.49      3,170,428.79
Unit Value ..........................................               35.11                35.03              8.93
Total Return %(b) ...................................                (1.2)                (1.3)              1.6
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 4.0                  4.7               7.6

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that have elected the Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm, and Profile products that have elected the Accidental Death
      Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death
Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                               Alliance
                                                                 High                Alliance            Alliance
                                                                 Yield             International       International
                                                          2    Portfolio        1    Portfolio     2     Portfolio
                                  VARIABLE ANNUITY(a)         -----------          -------------       -------------
Net Assets $ ........................................           1,091,082           49,595,851          1,376,526
Units, at End of the Year ...........................          122,439.70         4,256,222.36         118,392.62
Unit Value ..........................................                8.91                11.65              11.63
Total Return %(b) ...................................                 1.5                (23.4)             (23.5)
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 7.3                  5.7                5.5

                                                                Alliance             Alliance           Alliance
                                                                 Money                Money              Money
                                                                 Market               Market             Market
                                                          1    Portfolio       2    Portfolio     4    Portfolio
                                  VARIABLE ANNUITY(a)        ------------          ----------        ------------
Net Assets $ ........................................          79,489,580            1,548,151         45,399,463
Units, at End of the Year ...........................        6,134,815.43           119,747.18       3,525,516.88
Unit Value ..........................................               12.96                12.93              12.88
Total Return %(b) ...................................                 2.1                  2.0                1.9
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 3.4                  3.9                2.5

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that have elected the Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm, and Profile products that have elected the Accidental Death
      Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death
Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                Alliance              Alliance
                                                                                  North                 North
                                                            Alliance            American              American
                                                             Money             Government            Government
                                                             Market              Income                Income
                                                        5  Portfolio       1   Portfolio          2   Portfolio
                              VARIABLE ANNUITY(a)         -----------         -----------            -----------
Net Assets $ ....................................           796,835            44,549,092               737,059
Units, at End of the Year .......................         62,015.62          2,680,204.65             44,441.82
Unit Value ......................................             12.85                 16.62                 16.58
Total Return %(b) ...............................               1.8                   2.2                   2.1
Ratio of Net Investment Income
  to Average Net Assets % .......................               3.2                   7.0                   5.4

                                                          Alliance               Alliance             Alliance
                                                          Premier                Premier              Premier
                                                           Growth                 Growth               Growth
                                                      1  Portfolio           2   Portfolio         3  Portfolio
                              VARIABLE ANNUITY(a)       -----------            -----------           -----------
Net Assets $ ....................................       356,857,174            15,188,700             1,193,966
Units, at End of the Year .......................     12,017,393.03            512,622.09             89,138.22
Unit Value ......................................             29.70                 29.63                 13.39
Total Return %(b) ...............................             (18.4)                (18.4)                (18.4)
Ratio of Net Investment Income
  to Average Net Assets % .......................               5.2                   5.1                   5.4

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Alliance              Alliance
                                                           Premier               Premier             Alliance
                                                            Growth                Growth              Quasar
                                                      4   Portfolio          5  Portfolio         1  Portfolio
                              VARIABLE ANNUITY(a)         ---------             ---------           -----------
Net Assets $ ....................................        92,485,050             3,587,497            54,642,865
Units, at End of the Year .......................      3,127,394.81            121,580.39          5,098,525.15
Unit Value ......................................             29.57                 29.51                 10.72
Total Return %(b) ...............................             (18.6)                (18.6)                (14.0)
Ratio of Net Investment Income
  to Average Net Assets % .......................               5.1                   5.6                   3.1

                                                           Alliance              Alliance             Alliance
                                                            Quasar                Quasar             Technology
                                                       2  Portfolio          3  Portfolio         1   Portfolio
                              VARIABLE ANNUITY(a)        -----------            ---------           -------------
Net Assets $ ....................................         2,303,378               651,192           159,627,185
Units, at End of the Year .......................        215,396.31             62,517.80          8,743,308.66
Unit Value ......................................             10.69                 10.42                 18.26
Total Return %(b) ...............................             (14.0)                (14.0)                (26.3)
Ratio of Net Investment Income
  to Average Net Assets % .......................               3.1                   3.1                   7.6

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Alliance              Alliance             Alliance
                                                          Technology            Technology           Technology
                                                       2  Portfolio           3 Portfolio         4   Portfolio
                              VARIABLE ANNUITY(a)         ----------            ----------           -----------
Net Assets $ ....................................         7,797,853             2,729,686            39,936,063
Units, at End of the Year .......................        428,060.72            154,500.14          2,196,650.65
Unit Value ......................................             18.22                 17.67                 18.18
Total Return %(b) ...............................             (26.3)                (26.3)                (26.5)
Ratio of Net Investment Income
  to Average Net Assets % .......................               7.7                   7.2                   7.8

                                                                                Alliance               Alliance
                                                          Alliance               Total                  Total
                                                         Technology              Return                Return
                                                      5  Portfolio          1  Portfolio         2    Portfolio
                              VARIABLE ANNUITY(a)        ----------            ---------             -----------
Net Assets $ ....................................         2,310,057           151,364,947             3,818,432
Units, at End of the Year .......................        127,344.41          6,989,487.68            176,711.90
Unit Value ......................................             18.14                 21.66                 21.61
Total Return %(b) ...............................             (26.5)                  0.8                   0.8
Ratio of Net Investment Income
  to Average Net Assets % .......................               7.8                   4.5                   3.9

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                               Alliance             Alliance
                                                                                 U.S.                 U.S.
                                                          Alliance            Government/           Government/
                                                           Total               High Grade           High Grade
                                                           Return              Securities           Securities
                                                      3  Portfolio         1   Portfolio         2   Portfolio
                              VARIABLE ANNUITY(a)        ---------            -----------           -----------
Net Assets $ ....................................         1,134,438            91,676,568             1,801,839
Units, at End of the Year .......................        104,737.53          6,387,464.57            125,819.20
Unit Value ......................................             10.83                 14.35                 14.32
Total Return %(b) ...............................               0.8                   6.4                   6.3
Ratio of Net Investment Income
  to Average Net Assets % .......................               9.4                   4.0                   3.7

                                                           Alliance              Alliance
                                                             U.S.                  U.S.
                                                         Government/            Government/           Alliance
                                                          High Grade             High Grade           Worldwide
                                                          Securities             Securities         Privatization
                                                       4  Portfolio          5   Portfolio       1    Portfolio
                              VARIABLE ANNUITY(a)        -----------            -----------         -----------
Net Assets $ ....................................         3,047,165               125,117            30,725,938
Units, at End of the Year .......................        213,700.83              8,794.05          2,067,502.81
Unit Value ......................................             14.26                 14.23                 14.86
Total Return %(b) ...............................               6.1                   6.0                 (18.4)
Ratio of Net Investment Income
  to Average Net Assets % .......................               4.1                   3.2                   5.9

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                          Alliance              Brinson                Brinson
                                                         Worldwide              Tactical              Tactical
                                                       Privatization           Allocation            Allocation
                                                     2   Portfolio         1   Portfolio         2    Portfolio
                              VARIABLE ANNUITY(a)      -------------          ------------           -----------
Net Assets $ ....................................         1,328,095            28,366,133             3,612,233
Units, at End of the Year .......................         89,563.53          1,945,619.77            248,176.42
Unit Value ......................................             14.83                 14.58                 14.56
Total Return %(b) ...............................             (18.5)                (13.6)                (13.7)
Ratio of Net Investment Income
  to Average Net Assets % .......................               5.5                   8.5                   8.2

                                                           Dreyfus               Dreyfus
                                                            Small                 Small               Dreyfus
                                                           Company               Company               Stock
                                                            Stock                 Stock                Index
                                                       3  Portfolio          2  Portfolio         3    Fund
                              VARIABLE ANNUITY(a)         ---------             ---------           -----------
Net Assets $ ....................................         1,974,710                11,530            14,603,196
Units, at End of the Year .......................        178,061.91              1,042.01            814,798.20
Unit Value ......................................             11.09                 11.07                 17.92
Total Return %(b) ...............................              (2.9)                 (2.9)                (13.4)
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.1                   0.1                   1.5

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Dreyfus                Fidelity            Fidelity
                                                            Stock                  Asset                Asset
                                                            Index                 Manager              Manager
                                                        2    Fund             2  Portfolio        3   Portfolio
                              VARIABLE ANNUITY(a)         ---------             ----------           -----------
Net Assets $ ....................................            29,652                15,384            12,696,684
Units, at End of the Year .......................          1,658.12              1,046.49            861,766.43
Unit Value ......................................             17.88                 14.70                 14.73
Total Return %(b) ...............................             (13.4)                 (5.5)                 (5.4)
Ratio of Net Investment Income
  to Average Net Assets % .......................               1.7                   0.0                   5.5

                                                             Fidelity            Fidelity            Fidelity
                                                            Contrafund          Contrafund            Growth
                                                         2  Portfolio         3 Portfolio        3   Portfolio
                              VARIABLE ANNUITY(a)           ----------          ---------           -----------
Net Assets $ ....................................             1,590             4,676,061            13,207,517
Units, at End of the Year .......................            125.36            367,981.60            747,282.36
Unit Value ......................................             12.68                 12.71                 17.67
Total Return %(b) ...............................             (13.5)                (13.5)                (18.8)
Ratio of Net Investment Income
  to Average Net Assets % .......................               3.5                   3.6                   7.8

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                 Fidelity              Fidelity
                                                              Fidelity             High                  High
                                                               Growth             Income                Income
                                                         2   Portfolio       3  Portfolio           2  Portfolio
                              VARIABLE ANNUITY(a)            ---------          ---------             -----------
Net Assets $ ....................................             1,395             2,454,659                 9,893
Units, at End of the Year .......................             79.09            289,878.30              1,170.89
Unit Value ......................................             17.64                  8.47                  8.45
Total Return %(b) ...............................             (18.8)                (13.0)                (13.0)
Ratio of Net Investment Income
  to Average Net Assets % .......................               7.2                  21.7                  13.1

                                                          Fidelity
                                                         Investment              Fidelity            Fidelity
                                                           Grade                  Money                Money
                                                            Bond                  Market              Market
                                                      3  Portfolio           2  Portfolio        3   Portfolio
                              VARIABLE ANNUITY(a)        ----------             ---------           -----------
Net Assets $ ....................................         5,091,842                30,797            12,247,550
Units, at End of the Year .......................        367,546.12              2,483.24            985,366.61
Unit Value ......................................             13.85                 12.40                 12.43
Total Return %(b) ...............................               7.0                   2.7                   2.7
Ratio of Net Investment Income
  to Average Net Assets % .......................               7.3                   9.2                   4.1

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                 Mercury               Mercury
                                                                                   HW                    HW
                                                           Fidelity           International         International
                                                           Overseas                VIP                   VIP
                                                       3  Portfolio        1    Portfolio         2   Portfolio
                              VARIABLE ANNUITY(a)         ---------           ------------           ------------
Net Assets $ ....................................           664,582             1,677,652               103,553
Units, at End of the Year .......................         57,864.53            176,533.02             10,911.10
Unit Value ......................................             11.49                  9.50                  9.49
Total Return %(b) ...............................             (22.3)                (14.2)                (14.2)
Ratio of Net Investment Income
  to Average Net Assets % .......................              13.4                   6.1                   7.9

                                                                                 Merrill               Merrill
                                                           Mercury                Lynch                 Lynch
                                                             U.S.               American                Basic
                                                            Large               Balanced                Value
                                                             Cap                  Focus                 Focus
                                                       1    Fund           1      Fund            1     Fund
                              VARIABLE ANNUITY(a)         ---------             ---------            ----------
Net Assets $ ....................................           711,649                11,415             8,612,954
Units, at End of the Year .......................         80,146.63              1,179.59            592,994.41
Unit Value ......................................              8.88                  9.68                 14.52
Total Return %(b) ...............................             (10.6)                 (3.2)                  2.8
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0                   2.6                   6.0

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Merrill
                                                            Lynch               Merrill                 Merrill
                                                            Basic                Lynch                   Lynch
                                                            Value                 Core                   Core
                                                            Focus                 Bond                   Bond
                                                        2    Fund            1    Fund             2     Fund
                              VARIABLE ANNUITY(a)         ---------            ---------              ----------
Net Assets $ ....................................           946,874               597,594                38,801
Units, at End of the Year .......................         65,326.88             50,950.88              3,315.05
Unit Value ......................................             14.49                 11.73                 11.70
Total Return %(b) ...............................               2.7                   5.2                   5.2
Ratio of Net Investment Income
  to Average Net Assets % .......................              (4.2)                  5.6                   6.0

                                                            Merrill              Merrill               Merrill
                                                             Lynch                Lynch                 Lynch
                                                           Developing           Developing            Domestic
                                                            Capital              Capital                Money
                                                            Markets              Markets                Market
                                                       1     Fund            2    Fund            1     Fund
                              VARIABLE ANNUITY(a)         ----------            ---------            ----------
Net Assets $ ....................................           115,088                35,096             1,365,627
Units, at End of the Year .......................         14,688.52              4,488.58            118,201.09
Unit Value ......................................              7.84                  7.82                 11.55
Total Return %(b) ...............................               0.1                  (0.0)                  2.4
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.9                   0.9                   3.6

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Merrill               Merrill                Merrill
                                                            Lynch                 Lynch                  Lynch
                                                           Domestic               Global                Global
                                                            Money              Allocations            Allocations
                                                            Market                Focus                  Focus
                                                        2    Fund           1      Fund           2      Fund
                              VARIABLE ANNUITY(a)         ----------           -----------           ------------
Net Assets $ ....................................            59,456               789,286               125,696
Units, at End of the Year .......................          5,156.91             76,765.74             12,250.58
Unit Value ......................................             11.53                 10.28                 10.26
Total Return %(b) ...............................               2.4                 (10.1)                (10.2)
Ratio of Net Investment Income
  to Average Net Assets % .......................               4.1                   1.3                   1.4

                                                           Merrill               Merrill              Merrill
                                                            Lynch                 Lynch                Lynch
                                                            Global                Global               High
                                                            Growth                Growth              Current
                                                            Focus                 Focus               Income
                                                        1    Fund             2    Fund           1    Fund
                              VARIABLE ANNUITY(a)         ----------            ---------            ----------
Net Assets $ ....................................           840,754                18,674               651,308
Units, at End of the Year .......................        101,771.47              2,263.48             70,160.11
Unit Value ......................................              8.26                  8.25                  9.28
Total Return %(b) ...............................             (24.1)                (24.2)                  2.6
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.9                   1.3                  10.6

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                 Merrill                Merrill
                                                              Merrill             Lynch                  Lynch
                                                               Lynch              Large                  Large
                                                                High               Cap                    Cap
                                                              Current              Core                  Core
                                                               Income             Focus                  Focus
                                                         2      Fund         1     Fund            2     Fund
                              VARIABLE ANNUITY(a)           ----------         ----------             ----------
Net Assets $ ....................................             1,788             1,534,402                38,318
Units, at End of the Year .......................            193.05            126,262.16              3,159.62
Unit Value ......................................              9.26                 12.15                 12.13
Total Return %(b) ...............................               2.5                  (8.7)                 (8.7)
Ratio of Net Investment Income
  to Average Net Assets % .......................              14.3                   0.8                   0.5

                                                            Merrill               Merrill              Merrill
                                                             Lynch                 Lynch                Lynch
                                                            Natural               Natural               Small
                                                           Resources             Resources               Cap
                                                             Focus                 Focus                Focus
                                                        1     Fund            2     Fund           1    Fund
                              VARIABLE ANNUITY(a)         -----------            ---------           -----------
Net Assets $ ....................................            32,284                 6,533             2,021,508
Units, at End of the Year .......................          2,842.73                576.47            120,804.12
Unit Value ......................................             11.36                 11.33                 16.73
Total Return %(b) ...............................             (12.2)                (12.3)                 28.0
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.2                   0.2                   7.7

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                 Merrill                   Merrill
                                                           Merrill                Lynch                     Lynch
                                                            Lynch               Utilities                 Utilities
                                                            Small                   &                         &
                                                             Cap            Telecommunications       Telecommunications
                                                            Focus                 Focus                     Focus
                                                       2     Fund      1           Fund            2        Fund
                              VARIABLE ANNUITY(a)        -----------        ------------------        -----------------
Net Assets $ ....................................           494,786               872,249                   24,217
Units, at End of the Year .......................         29,629.57             69,972.00                 1,946.76
Unit Value ......................................             16.70                 12.47                    12.44
Total Return %(b) ...............................              28.0                 (15.2)                   (15.3)
Ratio of Net Investment Income
  to Average Net Assets % .......................               7.7                   6.6                      7.9

                                                             Morgan                Morgan
                                                            Stanley               Stanley                 Morgan
                                                             Equity                Fixed                  Stanley
                                                             Growth                Income               Technology
                                                       1   Portfolio          1  Portfolio           1   Portfolio
                              VARIABLE ANNUITY(a)         -----------            ---------              -----------
Net Assets $ ....................................            47,435                43,086                   22,301
Units, at End of the Year .......................          4,521.93              4,352.12                 1,992.94
Unit Value ......................................             10.49                  9.90                    11.19
Total Return %(b) ...............................               4.9                 (19.5)                   (31.0)
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0                   5.5                      0.0

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                 Van Eck                 Van Eck
                                                              Morgan            Worldwide               Worldwide
                                                             Stanley             Emerging                 Hard
                                                               Value             Markets                 Assets
                                                         1  Portfolio         3    Fund             3     Fund
                              VARIABLE ANNUITY(a)          -----------          ---------              -----------
Net Assets $ ....................................             5,332               457,167               206,322
Units, at End of the Year .......................            496.46             69,214.52             26,544.09
Unit Value ......................................             10.74                  6.61                  7.77
Total Return %(b) ...............................             (36.4)                 (3.2)                (11.7)
Ratio of Net Investment Income
  to Average Net Assets % .......................               2.3                   0.0                   1.2

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 9 - Financial Highlights (Net Assets and Units Outstanding for the Year ended December 31, 2001):

                                                                                 Alliance
                                                                                Bernstein                Alliance
                                                                AIM                Real                 Bernstein
                                                              Capital             Estate                 Utility
                                                           Appreciation         Investment                Income
                                                      2        Fund          1  Portfolio           1   Portfolio
                              VARIABLE ANNUITY(a)         --------------        ----------              ----------
Net Assets $ ....................................            20,632                49,852                 4,483
Units, at End of the Year .......................          2,302.06              5,035.65                298.28
Unit Value ......................................              8.96                  9.90                 15.03
Total Return %(b) ...............................             (28.0)                  4.0                 (27.3)
Ratio of Net Investment Income
  to Average Net Assets % .......................               6.8                   0.0                   0.0

                                                                                 Alliance
                                                            Alliance              Global
                                                             Global                Dollar              Alliance
                                                              Bond               Government             Growth
                                                      1     Portfolio         1  Portfolio         1  Portfolio
                              VARIABLE ANNUITY(a)          -----------          -----------          ------------
Net Assets $ ....................................             7,784                 7,517               258,059
Units, at End of the Year .......................            726.01                497.61             13,786.39
Unit Value ......................................             10.72                 15.11                 18.72
Total Return %(b) ...............................              (6.4)                  2.7                 (28.1)
Ratio of Net Investment Income
to Average Net Assets % .........................               0.0                   0.0                   0.0

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy and Paradigm products.

Footnote 2 are the funds under the Profile product.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Alliance               Alliance
                                                            Growth                 Growth              Alliance
                                                               &                     &                   High
                                                            Income                 Income               Yield
                                                      1    Portfolio           2 Portfolio         1  Portfolio
                              VARIABLE ANNUITY(a)         -----------           -----------          ------------
Net Assets $ ....................................         1,084,292                57,548                67,969
Units, at End of the Year .......................         38,462.66              3,142.31              8,676.81
Unit Value ......................................             28.19                 18.31                  7.83
Total Return %(b) ...............................              (5.8)                 (5.8)                 (3.3)
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0                   0.0                   0.0

                                                                                                        Alliance
                                                                                                         North
                                                                                  Alliance             American
                                                             Alliance              Money              Government
                                                           International           Market               Income
                                                      1      Portfolio        1  Portfolio       1    Portfolio
                              VARIABLE ANNUITY(a)          -----------          -----------          ------------
Net Assets $ ....................................            39,792               243,756                60,259
Units, at End of the Year .......................          4,278.09             23,567.97              4,541.78
Unit Value ......................................              9.30                 10.34                 13.27
Total Return %(b) ...............................             (27.1)                 (2.8)                 (2.7)
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0                   0.0                   0.0

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy and Paradigm products.

Footnote 2 are the funds under the Profile product.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Alliance               Alliance
                                                            Premier               Premier              Alliance
                                                            Growth                 Growth               Quasar
                                                      1    Portfolio          2  Portfolio        1   Portfolio
                              VARIABLE ANNUITY(a)        -----------            -----------          ------------
Net Assets $ ....................................           644,196                27,094               110,008
Units, at End of the Year .......................         27,177.49              2,419.55             12,859.11
Unit Value ......................................             23.70                 11.20                  8.55
Total Return %(b) ...............................             (22.3)                (22.3)                (18.1)
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0                   0.0                   0.0

                                                                                                      Alliance
                                                                                                        U.S.
                                                                                                     Government/
                                                                                 Alliance               High
                                                           Alliance               Total                Grade
                                                          Technology              Return             Securities
                                                      1    Portfolio         1  Portfolio       1    Portfolio
                              VARIABLE ANNUITY(a)        ------------          -----------          ------------
Net Assets $ ....................................           250,783               156,672                85,934
Units, at End of the Year .......................         17,208.48              9,063.31              7,500.85
Unit Value ......................................             14.57                 17.29                 11.46
Total Return %(b) ...............................             (29.8)                 (4.0)                  1.3
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0                   0.0                   0.0

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
    Advisor, Trilogy and Paradigm products.

Footnote 2 are the funds under the Profile product.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Alliance              Brinson              Dreyfus
                                                           Worldwide             Tactical              Stock
                                                         Privatization          Allocation             Index
                                                      1    Portfolio         1  Portfolio         2     Fund
                              VARIABLE ANNUITY(a)        ------------          -----------          ------------
Net Assets $ ....................................           124,195                24,564                63,041
Units, at End of the Year .......................         10,469.37              1,776.42              4,207.41
Unit Value ......................................             11.86                 13.83                 14.98
Total Return %(b) ...............................             (22.4)                (17.7)                (17.5)
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0                   0.0                   1.0

                                                           Fidelity
                                                             Asset               Fidelity             Fidelity
                                                            Manager             Contrafund              Growth
                                                      2    Portfolio         2  Portfolio         2   Portfolio
                              VARIABLE ANNUITY(a)        ------------          -----------          ------------
Net Assets $ ....................................            27,277                23,196                38,664
Units, at End of the Year .......................          2,214.55              2,183.48              2,616.74
Unit Value ......................................             12.32                 10.62                 14.78
Total Return %(b) ...............................             (10.0)                (17.6)                (22.7)
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0                   0.0                   0.0

                                                           Fidelity
                                                          Investment
                                                             Grade
                                                             Bond
                                                      2    Portfolio
                              VARIABLE ANNUITY(a)        ------------
Net Assets $ ....................................            67,540
Units, at End of the Year .......................          5,831.60
Unit Value ......................................             11.58
Total Return %(b) ...............................               1.9
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy and Paradigm products.

Footnote 2 are the funds under the Profile product.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.